As filed with the Securities and Exchange Commission on October 6, 2015
================================================================================
                                            1933 Act Registration No. 333-178767
                                             1940 Act Registration No. 811-22652

                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                      [ ]
Pre-Effective Amendment No. __                                               [ ]
Post-Effective Amendment No. 17                                              [X]
                                     and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940              [ ]
Amendment No. 21                                                             [X]


                      FIRST TRUST VARIABLE INSURANCE TRUST
               (Exact name of registrant as specified in charter)

                       120 East Liberty Drive, Suite 400
                            Wheaton, Illinois 60187
              (Address of Principal Executive Offices) (Zip Code)


       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (800) 621-1675

                       W. Scott Jardine, Esq., Secretary
                      First Trust Variable Insurance Trust
                           First Trust Advisors L.P.
                       120 East Liberty Drive, Suite 400
                            Wheaton, Illinois 60187
                    (Name and Address of Agent for Service)

                                    Copy to:
                               Eric F. Fess, Esq.
                             Chapman and Cutler LLP
                             111 West Monroe Street
                            Chicago, Illinois 60603



It is proposed that this filing will become effective (check appropriate box):

[ ] immediately upon filing pursuant to paragraph (b)
[X] on October 9, 2015 pursuant to paragraph (b)
[ ] 60 days after filing pursuant to paragraph (a)(1)
[ ] on (date) pursuant to paragraph (a)(1)
[ ] 75 days after filing pursuant to paragraph (a)(2)
[ ] on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

[X] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                  CONTENTS OF POST-EFFECTIVE AMENDMENT NO. 17

      This Post-Effective Amendment to the Registration Statement comprises the following papers and contents:

      The Facing Sheet

      Part A - Prospectus for First Trust Dorsey Wright Tactical Core Portfolio

      Part B - Statement of Additional Information for First Trust Dorsey Wright Tactical Core Portfolio

      Part C - Other Information

      Signatures

      Index to Exhibits

      Exhibits

The Information in this prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This prospectus is not an offer to sell these securities and it is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.


                  PRELIMINARY PROSPECTUS DATED OCTOBER 6, 2015
                             SUBJECT TO COMPLETION


[LOGO OMITTED] First Trust                  First Trust Variable Insurance Trust
--------------------------------------------------------------------------------

                                   Prospectus

                                   ____, 2015

               FIRST TRUST DORSEY WRIGHT TACTICAL CORE PORTFOLIO

                                    CLASS I
                                    CLASS II

      The First Trust Variable Insurance Trust (the "Trust") is an investment vehicle for life insurance companies writing variable annuity contracts and variable life insurance contracts (each a "Participating Insurance Company"). This prospectus provides important information regarding the First Trust Dorsey Wright Tactical Core Portfolio (the "Fund").

      The Securities and Exchange Commission has not approved or disapproved of these securities or passed upon the adequacy or accuracy of this prospectus. Any representation to the contrary is a criminal offense.



            NOT FDIC INSURED    MAY LOSE VALUE    NO BANK GUARANTEE

                               TABLE OF CONTENTS

SECTION                                                                   PAGE

FIRST TRUST DORSEY WRIGHT TACTICAL CORE PORTFOLIO............................1

ADDITIONAL INFORMATION ON THE FUND'S INVESTMENT OBJECTIVE AND
     STRATEGIES.............................................................12

FUND INVESTMENTS............................................................12

ADDITIONAL RISKS OF INVESTING IN THE FUND...................................15

FUND ORGANIZATION...........................................................19

MANAGEMENT OF THE FUND......................................................19

SHARE CLASSES...............................................................21

INVESTMENT IN FUND SHARES...................................................22

REDEMPTION OF FUND SHARES...................................................23

DISTRIBUTIONS AND TAXES.....................................................24

RULE 12B-1 SERVICE PLAN.....................................................25

NET ASSET VALUE.............................................................25

FUND SERVICE PROVIDERS......................................................26

INDEX PROVIDER..............................................................26

DISCLAIMERS................................................................ 27

INDEX INFORMATION...........................................................28

BORROWING BY THE FUND.......................................................29

SHAREHOLDER INQUIRIES.......................................................30

FREQUENT TRADING POLICY REGARDING MARKET TIMING.............................30

FINANCIAL HIGHLIGHTS........................................................31

               FIRST TRUST DORSEY WRIGHT TACTICAL CORE PORTFOLIO

                              SUMMARY INFORMATION

INVESTMENT OBJECTIVE

      The First Trust Dorsey Wright Tactical Core Portfolio (the "Fund") seeks to provide total return.

FEES AND EXPENSES OF THE FUND

      The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Total Annual Fund Operating Expenses reflected below do not include contract level fees of the variable annuity or variable life insurance contracts offered by a Participating Insurance Company (each a "Contract"). If such fees were included, the Total Annual Fund Operating Expenses would be higher. More information about eligibility requirements for each share class is available from your Participating Insurance Company.

SHAREHOLDER FEES (fees paid directly from your investment)                                 Class I       Class II

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)         None          None

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)

Management Fees                                                                             0.35%         0.35%

Distribution and Service (12b-1) Fees                                                       0.25%         0.00%

Other Expenses(1)                                                                           0.53%         0.53%
                                                                                           -------       -------
Total Annual Fund Operating Expenses                                                        1.13%         0.88%

Acquired Fund Fees and Expenses(2)                                                          0.57%         0.57%

Fee Waiver and Expense Reimbursement(2)                                                    (0.40%)       (0.40%)
                                                                                           -------       -------
Total Net Annual Fund Expenses After Fee Waiver and Expense Reimbursement                   1.30%         1.05%

-----------------------
(1) Because the Fund has no operating history, "Other Expenses" are based on estimated net assets of $100 million for the current fiscal year.
(2) Pursuant to a contractual agreement between the Trust, on behalf of the Fund, and First Trust Advisors L.P., the Fund's investment advisor ("First Trust" or the "Advisor"), First Trust has agreed to waive fees and/or pay the Fund's expenses to the extent necessary to prevent the total net annual fund expenses of the Class I shares and Class II shares (excluding interest expense, brokerage commissions and other trading expenses, taxes and extraordinary expenses) from exceeding 1.30% and 1.05%, respectively, of the Fund's average daily net assets per year at least until October 31, 2017 (the "Expense Caps"). Because acquired fund fees and expenses are estimated for the current fiscal year, the Advisor will periodically adjust the amount of the fee waiver and expense reimbursement in order to attempt to meet the Expense Caps; however, individual shareholders may experience total net annual fund expenses higher or lower than the Expense Caps depending upon when shares are redeemed and the accuracy of the Advisor's estimates regarding acquired fund fees and expenses. Expenses borne by the Fund's investment advisor are subject to reimbursement by the Fund for up to three years from the date the fee or expense was incurred, but no reimbursement payment will be made by the Fund at any time if it would result in Class I share and Class II share expenses (excluding interest expense, brokerage commissions and other trading expenses, taxes, and extraordinary expenses) exceeding 1.30% and 1.05%, respectively, of the Fund's average daily net assets per year. The agreement may be terminated by the Trust on behalf of the Fund at any time and by the Fund's investment advisor only after October 31, 2017 upon 60 days' written notice.

EXAMPLE
      The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund's annual operating expenses (before any fee waiver or expense reimbursement) remain at current levels for the time periods indicated. Additionally, the example assumes that the Fund's investment advisor's agreement to waive fees and/or pay the Fund's expenses to the extent necessary to prevent the total net annual fund expenses of the Class I shares and Class II shares (excluding interest expense, brokerage commissions and other trading expenses, taxes and extraordinary expenses) from exceeding 1.30% and 1.05%, respectively, of the Fund's average daily net assets per year will be terminated following October 31, 2017. The example does not take into account Contract level fees. If such fees were included the estimated expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions, your cost would be:

               ---------------- ----------------- -----------------
                 SHARE CLASS           I                 II
               ---------------- ----------------- -----------------
                  1 YEAR              $132              $107
               ---------------- ----------------- -----------------
                  3 YEARS             $455              $377
               ---------------- ----------------- -----------------

Portfolio Turnover

      The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund's performance.

PRINCIPAL INVESTMENT STRATEGIES

      The Fund seeks to achieve its investment objective by investing, under normal market conditions, at least 80% of its net assets (plus any investment borrowings) in exchange-traded funds ("ETFs") and cash and cash equivalents that comprise the Dorsey Wright Tactical Tilt Moderate Core Index (the "Index"). It is expected that a majority of the ETFs in which the Fund invests will be advised by First Trust.

      The Index is owned and was developed by Dorsey, Wright & Associates (the "Index Provider"). The Index is constructed pursuant to the Index Provider's proprietary methodology, which takes into account the performance of four distinct assets classes relative to one another. The Index is designed to strategically allocate its investments among (i) domestic equity securities;
(ii) international equity securities; (iii) fixed income securities; and (iv) cash and cash equivalents. The Index will gain exposure to the first three asset classes by investing in ETFs that invest in such assets. The Index Provider has retained The NASDAQ OMX(R) Group, Inc. ("NASDAQ OMX(R)"), to calculate and maintain the Index.

       The Index will utilize the Dynamic Asset Level Investing ("DALI") asset allocation process developed by the Index Provider in order to allocate assets over the four asset classes. The asset class allocations are determined using a relative strength methodology that is based upon each asset class's market performance and characteristics that offer the greatest potential to outperform the other asset classes at a given time. Relative strength is a momentum technique that relies on unbiased, unemotional and objective data, rather than biased forecasting and subjective research. Relative strength is a way of recording historic performance patterns, and the Index Provider uses relative strength signals as a trend indicator for current momentum trends of each asset class against the others.

      The minimum and maximum allocation ranges, at the time of allocation, for each asset class are as follows:
---------------------------- ------------------------ ----------------------
                                   MINIMUM                  MAXIMUM
                                   PORTFOLIO                PORTFOLIO
ASSET CLASS                        ALLOCATION               ALLOCATION
---------------------------- ------------------------ ----------------------
Domestic Equity ETFs                   20%                     75%
---------------------------- ------------------------ ----------------------
International Equity ETFs              5%                      25%
---------------------------- ------------------------ ----------------------
Fixed Income ETFs                      20%                     60%
---------------------------- ------------------------ ----------------------
Cash and Cash Equivalents              0%                      50%
---------------------------- ------------------------ ----------------------

      The individual securities included in the Index in each asset class allocation are selected through the following process:

Domestic Equity ETFs

The domestic equity asset class is comprised of a (i) 60% investment in the five ETFs included in the Dorsey Wright Focus Five Index; and (ii) 40% investment in three First Trust size and style-based ETFs.

The Dorsey Wright Focus Five Index is designed to select the five First Trust sector and industry-based ETFs that the Index Provider believes offer the greatest potential to outperform the other First Trust sector and industry-based ETFs. The Dorsey Wright Focus Five Index is constructed pursuant to the Index Provider's proprietary methodology, which takes into account the performance of each of the First Trust sector and industry-based ETFs relative to one another. The Dorsey Wright Focus Five Index is the same Index that the First Trust Dorsey Wright Focus 5 ETF, an ETF advised by First Trust, seeks to track.

The three First Trust size and style-based ETFs are selected by the Index Provider to provide targeted exposure to the three First Trust size and style-based ETFs that the Index Provider believes offer the greatest potential to outperform the other First Trust size and style-based ETFs. The First Trust size and style-based ETFs are designed to measure various segments of stock market performance based on market capitalization and growth, value and core characteristics.

International Equity ETFs

The international equity asset class is comprised of a (i) 50% investment in the five ETFs included in the Dorsey Wright International Focus Five Index; (ii) 25% investment in the First Trust Emerging Markets AlphaDEX(R) Fund; and (iii) 25% investment in the First Trust Developed Markets Ex-US AlphaDEX(R) Fund.

The Dorsey Wright International Focus Five Index is designed to select the five First Trust country/region-based ETFs that the Index Provider believes offer the greatest potential to outperform the other First Trust country/region-based ETFs. The Dorsey Wright International Focus Five Index is constructed pursuant to the Index Provider's proprietary methodology, which takes into account the performance of certain First Trust country/region-based ETFs relative to one another. The Dorsey Wright International Focus Five Index is the same Index that the First Trust Dorsey Wright International Focus 5 ETF, an ETF advised by First Trust, seeks to track.

The First Trust Emerging Markets AlphaDEX(R) Fund is an index-based ETF that tracks a comprehensive, rules-based index designed to measure stock market performance in emerging markets.

The First Trust Developed Markets Ex-US AlphaDEX(R) Fund is an index-based ETF that tracks a comprehensive, rules-based index designed to measure stock market performance in developed markets, excluding the United States.

Fixed Income ETFs

The fixed income asset class is comprised of a (i) 70% investment in a range of ETFs that invest principally in fixed income securities; and (ii) 30% investment in one or more broad-based U.S. bond ETFs.

The fixed income ETFs included in the Index are selected through a proprietary relative strength analysis that is based upon market performance and characteristics that the Index Provider believes offer the greatest potential to outperform other similar ETFs at a given time. Certain of the ETFs may invest in high yield securities or "junk" bonds, including loans. The ETFs may invest in fixed income assets of any duration or maturity.

The broad based U.S. bond ETF(s) will generally track the investment results of an index composed of the total U.S. investment-grade bond market.

Cash and Cash Equivalents

The cash and cash equivalents portion of the Index, if any, is generally comprised of one-to-three month U.S. Treasury Bills, selected through the application of a proprietary model developed by the Index Provider.

      The Index positions within each asset class are evaluated and rebalanced, if necessary, on an approximately weekly basis. The asset class allocations are evaluated and rebalanced, if necessary, on a monthly basis. The Fund will make corresponding changes to it's portfolio typically within one business day of any change in the Index.

      The ETFs in which the Fund invests hold U.S. and non-U.S. equity and debt securities, including convertible securities and mortgage securities, of all market capitalization ranges. In general, "non-U.S." shall mean securities issued or guaranteed by companies and/or governmental agencies organized under the laws of countries other than the United States (including emerging markets). The non-U.S. equity securities may include American depositary receipts ("ADRs") and global depositary receipts or other depositary receipts.

      The remaining portion of the Fund's portfolio (up to 20% if its net assets) not invested in securities that comprise the Index will be invested in ETFs selected by the Advisor to provide exposure to the same asset classes as the Index as well as cash and cash equivalents. It is expected that a majority of such ETFs will be advised by First Trust.

      The Fund is classified as "non-diversified" under the Investment Company Act of 1940, as amended (the "1940 Act").

PRINCIPAL RISKS

      You could lose money by investing in the Fund. There can be no assurance that the Fund will achieve its investment objective. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

      Affiliated Fund Risk. The Fund invests in affiliated ETFs, which involves additional expenses that would not be present in a direct investment in such affiliated ETFs. Furthermore, the Fund's investment performance and risks are directly related to the investment performance and risks of the affiliated ETFs.

      Convertible Securities Risk. The ETFs in which the Fund invests may invest in convertible securities. Convertible securities have characteristics of both equity and debt securities and, as a result, are exposed to certain additional risks. The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. However, a convertible security's market value also tends to reflect the market price of the common stock of the issuing company, particularly when the stock price is greater than the convertible security's conversion price (i.e., the predetermined price or exchange ratio at which the convertible security can be converted or exchanged for the underlying common stock). Convertible securities are also exposed to the risk that an issuer is unable to meet its obligation to make dividend or principal payments when due as a result of changing financial or market conditions. Convertible securities generally offer lower interest or dividend yields than non-convertible debt securities of similar credit quality because of their potential for capital appreciation.

      Credit Risk. Credit risk is the risk that an issuer of a security will be unable or unwilling to make dividend, interest and/or principal payments when due and the related risk that the value of a security may decline because of concerns about the issuer's ability to make such payments.

      Currency Risk. The ETFs in which the Fund invests may hold investments that are denominated in non-U.S. currencies, or in securities that provide exposure to such currencies, currency exchange rates or interest rates denominated in such currencies. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Fund's investment and the value of your Fund shares. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money.

      Depositary Receipts Risk. The ETFs in which the Fund invests may hold depositary receipts. Depositary receipts may be less liquid than the underlying securities in their primary trading market. Any distributions paid to the holders of depositary receipts are usually subject to a fee charged by the depositary. Holders of depositary receipts may have limited voting rights, and investment restrictions in certain countries may adversely impact the value of depositary receipts because such restrictions may limit the ability to convert the equity shares into depositary receipts and vice versa. Such restrictions may cause the equity shares of the underlying issuer to trade at a discount or premium to the market price of the depositary receipts.

      Equity Securities Risk. Because the Fund and the ETFs in which the Fund invests hold equity securities, the value of the Fund's shares will fluctuate with changes in the value of these equity securities. Equity securities prices fluctuate for several reasons, including changes in investors' perceptions of the financial condition of an issuer or the general condition of the relevant stock market, such as market volatility, or when political or economic events affecting the issuers occur. In addition, common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase. The equity markets have experienced recent volatility that may lead to sharp declines in the value of the underlying ETFs and the Fund.

      ETF Risk. An ETF trades like common stock and represents a portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities, although lack of liquidity in an ETF could result in it being more volatile. ETFs have management fee and other operating expenses that increase their costs.

      Fixed Income Securities Risk. An investment in the Fund involves risk associated with an investment in fixed income securities including the risk that certain of the securities held by the ETFs in which the Fund invests may not have the benefit of covenants that would prevent the issuer from engaging in capital restructurings or borrowing transactions in connection with corporate acquisitions, leveraged buyouts or restructurings. This limitation could reduce the ability of the issuer to meet its payment obligations and might result in increased credit risk. In addition, certain of the securities held by the ETFs in which the Fund invests may be redeemed or prepaid by the issuer, resulting in lower interest payments received by the Fund and reduced distributions to shareholders.

      Floating Rate Loan Risk. The ETFs in which the Fund invests may invest in floating rate loans, which may include high yield securities, or "junk" loans. An investment in floating rate loans subjects the Fund to credit risk, which is heightened for loans in which the Fund invests because companies that issue such loans tend to be highly leveraged and thus are more susceptible to the risks of interest deferral, default and/or bankruptcy. The loans are usually rated below investment grade but may also be unrated. An economic downturn would generally lead to a higher non-payment rate, and a loan may lose significant market value before a default occurs. Moreover, any specific collateral used to secure a loan may decline in value or become illiquid, which would adversely affect the loan's value. Loans are subject to a number of risks described elsewhere in this prospectus, including liquidity risk and the risk of investing in below investment grade debt instruments. Floating rate loans are subject to prepayment risk. The degree to which borrowers prepay loans, whether as a contractual requirement or at their election, may be affected by general business conditions, the financial condition of the borrower and competitive conditions among loan investors, among others. Floating rate loans may also not be considered "securities" under the 1940 Act and therefore prevent the Fund from relying on the anti-fraud provisions of the Act.

      High Yield Securities Risk. The ETFs in which the Fund invests may hold high yield securities, or "junk" bonds, which are subject to greater market fluctuations and risk of loss than securities with higher ratings, and therefore, may be highly speculative. These securities are issued by companies that may have limited operating history, narrowly focused operations, and/or other impediments to the timely payment of periodic interest and principal at maturity. If the economy slows down or dips into recession, the issuers of high yield securities may not have sufficient resources to continue making timely payment of periodic interest and principal at maturity. The market for high yield securities is generally smaller and less liquid than that for investment grade securities. High yield securities are generally not listed on a national securities exchange but trade in the over-the-counter markets. Due to the smaller, less liquid market for high yield securities, the bid-offer spread on such securities is generally greater than it is for investment grade securities and the purchase or sale of such securities may take longer to complete.

      Income Risk. Income from the fixed income investments held by certain of the ETFs in which the Fund invests could decline during periods of falling interest rates.

      Interest Rate Risk. Interest rate risk is the risk that the value of the fixed-income securities held by certain of the ETFs in which the Fund invests will decline because of rising market interest rates. Interest rate risk is generally lower for shorter term investments and higher for longer term investments.

      Market Risk. Market risk is the risk that a particular ETF owned by the Fund, the underlying securities in which the ETFs invest, or shares of the Fund in general may fall in value. Securities are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Shares of the Fund could decline in value or underperform other investments.

      Mortgage Securities Risk. The ETFs in which the Fund invests may invest in mortgage-related securities, including mortgage-backed securities, which may make those ETFs more susceptible to adverse economic, political or regulatory events that affect the value of real estate. Changes in local, state and federal policies could negatively impact the mortgage-related securities market, which include various government initiated and sponsored homeowner assistance programs and eminent domain issues. Mortgage-related securities may also face liquidity issues when the ETFs seeks to sell such securities, but are unable to find buyers at a bid-ask spread to make the transaction feasible. These securities are also subject to the risk that the underlying borrowers may default on their mortgages, resulting in a non-payment of principal and interest. Finally, the mortgage-related securities market may be negatively impacted by regulatory changes including those that are related to the mandate or existence of the government-sponsored enterprises, Fannie Mae, Freddie Mac and Ginnie Mae. Mortgage-related securities are subject to the risk that the rate of mortgage prepayments decreases, which extends the average life of a security and increases the interest rate exposure.

      Municipal Bonds Risk. Certain of the ETFs in which the Fund invests may invest in municipal bonds. In additional to being subject to credit, income and interest rate risk (as described in this prospectus), municipal bonds are subject to tax risk. Interest income from municipal bonds is normally not subject to regular federal income tax, but income from municipal bonds held by the underlying ETFs could be declared taxable because of, among other things, unfavorable changes in tax laws, adverse interpretations by the Internal Revenue Service or state tax authorities or noncompliant conduct of a bond issuer. Consequently, the attractiveness of municipal bonds in relation to other investment alternatives is affected by changes in federal income tax rates or changes in the tax-exempt status of interest income from municipal bonds.

      New Fund Risk. The Fund currently has fewer assets than larger funds, and like other relatively new funds, large inflows and outflows may impact the Fund's market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period affected.

      Non-Correlation Risk. The Fund's return may not match the return of the Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Index, and may incur costs in buying and selling securities, especially when rebalancing the Fund's portfolio holdings to reflect changes in the composition of the Index. In addition, the Fund's portfolio holdings may not exactly replicate the securities included in the Index or the ratios between the securities included in the Index.

      Non-Diversification Risk. The Fund is classified as "non-diversified" under the 1940 Act. As a result, the Fund is only limited as to the percentage of its assets that may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended (the "Code"). The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.

      Non-U.S. Securities and Emerging Markets Risk. The ETFs in which the Fund invests hold securities of non-U.S. issuers, including non-U.S. dollar-denominated securities traded outside of the United States and U.S. dollar-denominated securities of non-U.S. issuers traded in the United States. Non-U.S. securities are subject to higher volatility than securities of domestic issuers due to possible adverse political, social or economic developments; restrictions on foreign investment or exchange of securities; lack of liquidity; currency exchange rates; excessive taxation; government seizure of assets; different legal or accounting standards; and less government supervision and regulation of exchanges in foreign countries. These risks may be heightened for securities of companies located in, or with significant operations in, emerging market countries.

      Preferred Securities Risk. Certain of the ETFs in which the Fund invests may invest in preferred securities which combine some of the characteristics of both common stocks and bonds. Preferred securities are typically subordinated to bonds and other debt instruments in a company's capital structure in terms of priority to corporate income, and therefore will be subject to greater credit risk than those debt instruments. Preferred securities are also subject to credit risk, interest rate risk and income risk.

      Smaller Company Risk. The ETFs in which the Fund invests holds securities of small and/or mid capitalization companies. Such companies may be more vulnerable to adverse general market or economic developments, and their securities may be less liquid and may experience greater price volatility than larger, more established companies as a result of several factors, including limited trading volumes, products or financial resources, management inexperience and less publicly available information. Accordingly, such companies are generally subject to greater market risk than larger, more established companies.

PERFORMANCE

      The Fund has not yet commenced operations and, therefore, does not have a performance history. Once available, the Fund's performance information will be available on the Fund's website at www.ftportfolios.com. The Fund's past performance, once available, is not necessarily an indication of how the Fund will perform in the future.

MANAGEMENT

         INVESTMENT ADVISOR

         First Trust Advisors L.P. ("First Trust" or the "Advisor")

         PORTFOLIO MANAGERS

         The Fund's portfolio is managed by a team (the "Investment Committee") consisting of:

         o Daniel J. Lindquist, Chairman of the Investment Committee and Managing Director of First Trust;

         o  Jon C. Erickson, Senior Vice President of First Trust;

         o David G. McGarel, Chief Investment Officer and Managing Director of First Trust;

         o  Roger F. Testin, Senior Vice President of First Trust; and

         o  Todd Larson, Vice President of First Trust.

         The Investment Committee members are primarily and jointly responsible for the day-to-day management of the Fund. Each Investment Committee member has served as a part of the portfolio management team of the Fund since 2015.

PURCHASE AND SALE OF FUND SHARES

      Shares of the Fund are sold only to each Participating Insurance Company's variable insurance account (each an "Account") to fund the benefits of the Contracts. The Account purchases shares of the Fund in accordance with variable account allocation instructions received from owners of the Contracts.

      Individual investors may not purchase or redeem shares in the Fund directly; shares may be purchased or redeemed only through the Contracts. There are no minimum investment requirements. For a discussion of how Contract owners may purchase Fund shares, please refer to the prospectus for the Account. Owners of the Contracts may direct purchase or redemption instructions to their Participating Insurance Company.

      The Fund offers to buy back (redeem) shares of the Fund from the Account at any time at net asset value. The Account will redeem shares to make benefit or surrender payments under the terms of the Contracts or to effect transfers among investment options. Redemptions are processed on any day on which the Fund is open for business and are effected at the net asset value next determined after the redemption order, in proper form, is received. Orders received before the close of trading on a business day will receive that day's closing price; otherwise, the next business day's price will be used. For a discussion of how Contract owners may redeem shares, please refer to the prospectus for your Account.

TAX INFORMATION

      Because shares of the Fund are purchased through Contracts, the Fund's distributions (which will consist of ordinary income and capital gains) will generally not be subject to current federal income tax if left to accumulate within the Contract. Please refer to your Account's prospectus for more information.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

      If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank or a Participating Insurance Company), First Trust and related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

    ADDITIONAL INFORMATION ON THE FUND'S INVESTMENT OBJECTIVE AND STRATEGIES

      The Fund seeks to achieve its investment objective by investing, under normal market conditions, at least 80% of its net assets (plus any investment borrowings) in ETFs and cash and cash equivalents that comprise the Index. To invest in ETFs in excess of the limits imposed under the 1940 Act on investments in other investment companies, the Fund intends to rely on section 12(d)(1)(G) of the 1940 Act or exemptive relief obtained by First Trust on behalf of the First Trust advised funds. The Fund's investment objective and each of the policies described herein are non-fundamental policies that may be changed by the Board of Trustees of the Trust (the "Board") without shareholder approval so long as 60 days' prior written notice is provided to shareholders before the any such change. Certain fundamental policies of the Fund are set forth in the Fund's Statement of Additional Information ("SAI") under "Investment Objective and Policies."

                                FUND INVESTMENTS

FIXED INCOME SECURITIES

      The ETFs in which the Fund invests may invest in fixed income securities of all kinds, including U.S. and non-U.S. corporate bonds, municipal bonds, U.S. government securities, sovereign debt, convertible securities, mortgage securities and preferred securities.

      Convertible Securities. Convertible securities combine the investment characteristics of bonds and common stocks. Convertible securities typically consist of debt securities or preferred securities that may be converted within a specified period of time (typically for the entire life of the security) into a certain amount of common stock or other equity security of the same or a different issuer at a predetermined price. They also include debt securities with warrants or common stock attached and derivatives combining the features of debt securities and equity securities. Convertible securities entitle the holder to receive interest paid or accrued on debt, or dividends paid or accrued on preferred securities, until the securities mature or are redeemed, converted or exchanged.

      Corporate Bonds. Corporate debt securities are fixed-income securities issued by businesses to finance their operations. Notes, bonds, debentures and commercial paper are the most common types of corporate debt securities, with the primary difference being their maturities and secured or unsecured status. Commercial paper has the shortest term and is usually unsecured. Corporate debt may be rated investment grade or below investment grade and may carry fixed or floating rates of interest.

      Mortgage Securities. Mortgage-backed securities represent an interest in a pool of mortgage loans made by banks and other financial institutions to finance purchases of homes, commercial buildings and other real estate. The individual mortgage loans are packaged or "pooled" together for sale to investors. As the underlying mortgage loans are paid off, investors receive principal and interest payments. Mortgage-backed securities may be fixed-rate or adjustable-rate mortgage-backed securities (ARMS). Certain mortgage-backed securities (including RMBS and CMBS), where mortgage payments are divided up between paying the loan's principal and paying the loan's interest, are referred to as stripped mortgage-backed securities (SMBS). Further, mortgage-backed securities can also be categorized as collateralized mortgage obligations (CMOs) or real estate mortgage investment conduits (REMICs) where they are divided into multiple classes with each class being entitled to a different share of the principal and/or interest payments received from the pool of underlying assets.

      Municipal Bonds. Municipal bonds are generally issued by or on behalf of states, territories or possessions of the United States and the District of Columbia and their political subdivisions, agencies, authorities and other instrumentalities. The types of municipal bonds in which the underlying ETFs may invest include municipal lease obligations (and certificates of participation in such obligations), municipal general obligation bonds, municipal revenue bonds, municipal notes, municipal cash equivalents, private activity bonds (including without limitation industrial development bonds) and pre-refunded and escrowed to maturity bonds.

      Preferred Securities. Certain of the preferred securities in which the underlying ETFs invests are traditional preferred stocks which issue dividends that qualify for the dividends received deduction under which "qualified" domestic corporations are able to exclude a percentage of the dividends received from their taxable income. Certain of the preferred securities in which the underlying ETFs invests are preferred stock that does not issue dividends that qualify for the dividends received deduction or generate qualified dividend income. Hybrid preferred securities, another type of preferred securities, are typically junior and fully subordinated liabilities of an issuer or the beneficiary of a guarantee that is junior and fully subordinated to the other liabilities of the guarantor. Preferred securities held by the underlying ETFs generally pay fixed or adjustable-rate distributions to investors and have preference over common stock in the payment of distributions and the liquidation of a company's assets, which means that a company typically must pay dividends or interest on its preferred securities before paying any dividends on its common stock. Preferred securities are generally junior to all forms of the company's debt, including both senior and subordinated debt.

EQUITY SECURITIES

      The ETFs in which the Fund invests hold equity securities, which primarily include common stocks and depositary receipts.

ETFs

      The Fund invests in ETFs, some of which are advised by the Advisor, which are registered investment companies that trade on a securities exchange. The shares of ETFs may, at times, trade at a premium or discount to their net asset value. In addition, a Fund will incur brokerage costs when purchasing and selling shares of ETFs. As a shareholder in an ETF, a Fund will bear its ratable share of the ETF's expenses, and would remain subject to payment of the ETF's advisory and administrative fees with respect to assets so invested. Shareholders would therefore be subject to duplicative expenses. Securities of

ETFs may be leveraged, in which case the value and/or yield of such securities will tend to be more volatile than securities of unleveraged securities.

      Generally, investments in ETFs are subject to statutory limitations prescribed by the 1940 Act. These limitations include a prohibition on a Fund acquiring more than 3% of the voting shares of any other investment company, and a prohibition on investing more than 5% of a Fund's total assets in the securities of any one investment company or more than 10% of its total assets, in the aggregate, in investment company securities. Many ETFs, however, have obtained exemptive relief from the Securities and Exchange Commission to permit unaffiliated funds to invest in the ETFs' shares beyond these statutory limitations, subject to certain conditions and pursuant to a contractual arrangement between the ETFs and the investing Fund. The Fund may rely on these exemptive orders in order to invest in unaffiliated ETFs, if necessary, beyond the foregoing statutory limitations. Subject to certain conditions, a Fund also may invest in money market funds beyond the statutory limits described above.

HIGH YIELD BONDS AND FLOATING RATE LOANS

      The ETFs in which the Fund invests may hold high yield bonds which are rated below investment grade at the time of purchase or unrated and deemed by the Advisor to be of comparable quality, commonly referred to as "junk" bonds. Generally, bonds are considered to have "junk" status if they are rated Ba1/BB+/BB+ or below by Moody's Investor Service, Inc., Fitch Ratings, or Standard & Poor's Ratings Services, a division of The McGraw-Hill Companies, Inc., respectively. For purposes of determining whether a security is below investment grade, the lowest available rating will be considered. High yield debt may be issued, for example, by companies without long track records of sales and earnings or by issuers that have questionable credit strength. Bonds may carry fixed or floating rates of interest.

      The floating rate loans in which the underlying ETFs may invest represent amounts borrowed by companies or other entities from banks and other lenders. In many cases, floating rate loans are issued in connection with recapitalizations, acquisitions, leveraged buyouts, and refinancing. A significant portion of the floating rate loans in which the underlying ETFs may invest may be rated below investment grade or unrated. The floating rate loans held by the underlying ETFs may be senior or subordinate obligations of the borrower. In the event of bankruptcy, holders of senior floating rate loans are typically paid (to the extent assets are available) before certain other creditors of the borrower (e.g., bondholders and stockholders). Holders of subordinate loans may be paid after more senior bondholders. Loans may or may not be secured by collateral.

CASH EQUIVALENTS AND SHORT-TERM INVESTMENTS

      Normally, the Fund invests substantially all of its assets to meet its investment objective. The Fund's investment strategy contemplates that the Fund will invest in cash equivalents, or it may hold cash. The percentage of the Fund invested in such holdings varies and depends on several factors, including market conditions. For temporary defensive purposes and during periods of high cash inflows or outflows, the Fund may depart from its principal investment strategies and invest a larger percentage or all of its assets in these securities, or it may hold cash. During such periods, the Fund may not be able to achieve its investment objective. The Fund may adopt a defensive strategy when its portfolio managers believe securities in which the Fund normally invests have elevated risks due to political or economic factors and in other extraordinary circumstances. For more information on eligible short-term investments, see the SAI.

PORTFOLIO HOLDINGS

      A description of the policies and procedures with respect to the disclosure of the Fund's portfolio securities is included in the Fund's SAI under "Policy Regarding Disclosure of Portfolio Holdings" and on the Fund's website at www.ftportfolios.com.

                   ADDITIONAL RISKS OF INVESTING IN THE FUND

      Risk is inherent in all investing. Investing in the Fund involves risk, including the risk that you may lose all or part of your investment. There can be no assurance that the Fund will meet its stated objective. Before you invest, you should consider the following risks in addition to the Principal Risks set forth above in this prospectus.

PRINCIPAL RISKS

      Credit Risk. An issuer of a debt instrument may be unable or unwilling to make dividend, interest and/or principal payments when due and the related risk that the value of an instrument may decline because of concerns about the issuer's ability or unwillingness to make such payments. High yield and comparable unrated debt securities, while generally offering higher yields than investment grade debt with similar maturities, involve greater risks, including the possibility of dividend or interest deferral, default or bankruptcy, and are regarded as predominantly speculative with respect to the issuer's capacity to pay dividends or interest and repay principal.

      Currency Risk. An investment in ETFs which invest in non-U.S. securities involves further risk due to currency exchange rates. Changes in currency exchange rates may affect the underlying ETFs' or the Fund's net asset value, the value of dividends and interest earned, and gains and losses realized on the sale of securities. An increase in the strength of the U.S. dollar relative to other currencies may cause the value of the Fund to decline. Certain non-U.S. currencies may be particularly volatile, and non-U.S. governments may intervene in the currency markets, causing a decline in value or liquidity in the underlying ETFs non-U.S. holdings whose value is tied to the affected non-U.S. currency.

      Depositary Receipts Risk. An investment in ETFs which invest in depositary receipts involves further risks due to certain features of depositary receipts. Depositary receipts are usually in the form of ADRs, GDRs or European Depositary Receipts ("EDRs"). ADRs are U.S. dollar-denominated receipts representing shares of foreign-based corporations. ADRs are issued by U.S. banks or trust companies, and entitle the holder to all dividends and capital gains that are paid out on the under- lying foreign shares. GDRs and EDRs are similar to ADRs, but are shares of foreign-based corporations generally issued by international banks in one or more markets around the world and by European banks, respectively. ADRs, GDRs and EDRs may be less liquid than the underlying shares in their primary trading market. Any distributions paid to the holders of depositary receipts, whether ADRs, GDRs or EDRs, are usually subject to a fee charged by the depositary.

      Holders of depositary receipts may have limited voting rights pursuant to a deposit agreement between the underlying issuer and the depositary. In certain cases, the depositary will vote the equity shares deposited with it as directed by the underlying issuer's board of directors. Furthermore, investment restrictions in certain countries may adversely impact the value of depositary receipts because such restrictions may limit the ability to convert equity shares into depositary receipts and vice versa. Such restrictions may cause equity shares of the underlying issuer to trade at a discount or premium to the market price of the depositary receipt. Moreover, if depositary receipts are converted into equity shares, the laws in certain countries may limit the ability of a non-resident to trade the equity shares and to reconvert the equity shares to depositary receipts.

      Depositary receipts may be "sponsored" or "unsponsored." Sponsored depositary receipts are established jointly by a depositary and the underlying issuer, whereas unsponsored depositary receipts may be established by a depositary without participation by the underlying issuer. Holders of unsponsored depositary receipts generally bear all the costs associated with establishing the unsponsored depositary receipts. In addition, the issuers of the securities underlying unsponsored depositary receipts are not obligated to disclose material information in the United States and, therefore, there may be less information available regarding such issuers and there may not be a correlation between such information and the market value of the depositary receipts.

      Depositary receipts may be unregistered and unlisted. The underlying ETF's investments may also include depositary receipts that are not purchased in the public markets and are restricted securities that can be offered and sold only to "qualified institutional buyers" under Rule 144A under the Securities Act of 1933, as amended ("Securities Act").

      Emerging Markets Risk. An investment in emerging market companies involves certain further risks not associated with investing in developed market countries because emerging market countries are often in the initial stages of their industrialization cycles and have low per capita income. These increased risks include the possibility of investment and trading limitations, greater liquidity concerns, higher price volatility, greater delays and possibility of disruptions in settlement transactions, greater political uncertainties and greater dependence on international trade or development assistance. In addition, emerging market countries may be subject to overburdened infrastructures and environmental problems.

      Equity Securities Risk. Equity securities may decline significantly in price over short or extended periods of time, and such declines may occur in the equity market as a whole, or they may occur in only a particular country, company, industry or sector of the market.

      ETF Risk. An ETF may fail to accurately track the returns of the market segment or index that it is designed to track, and the price of an ETF's shares may fluctuate. In addition, because they, unlike traditional mutual funds, are traded on an exchange, ETFs are subject to the following risks: (i) the performance of the ETF may not replicate the performance of the underlying index that it is designed to track; (ii) the market price of the ETF's shares may trade at a premium or discount to the ETF's net asset value; (iii) an active trading market for an ETF may not develop or be maintained; and (iv) there is no assurance that the requirements of the exchange necessary to maintain the listing of the ETF will continue to be met or remain unchanged. In the event substantial market or other disruptions affecting ETFs should occur in the future, the liquidity and value of the Fund's shares could also be substantially and adversely affected. An investment company's investments in other investment companies are typically subject to statutory limitations prescribed by the Act.

      Floating Rate Loan Risk. The loans held by the ETFs in which the Fund may invest may not (i) be rated at the time of investment; (ii) be registered with the Securities and Exchange Commission; (iii) be listed on a securities exchange; or (iv) have sufficient collateral securing the loan or the collateral may not be available in the event of bankruptcy. In addition, the amount of public information available with respect to loans may be less extensive than that available for more widely rated, registered and exchange listed securities. Because no active trading market may exist for some of the loans in which these ETFs may invest, such loans may be illiquid and more difficult to value than more liquid instruments for which a trading market does exist. Unlike the securities markets, there is no central clearinghouse for loan trades, and the loan market has not established enforceable settlement standards or remedies for failure to settle. Therefore, ETF transactions in loans may have uncertain settlement time periods. Because the interest rates of loans in which the ETFs may invest may reset frequently, if market interest rates fall, the loans' interest rates will be reset to lower levels, potentially reducing the ETF's, and in turn the Fund's, income.

      High Yield Securities Risk. The Fund's investment in ETFs which invest in high yield, high risk, domestic and foreign obligations, or "junk" securities, may entail increased credit risks and the risk that the value of Fund's assets will decline, and may decline precipitously, with increases in interest rates. In recent years there have been wide fluctuations in interest rates and thus in the value of fixed rate obligations generally. High yield securities are, under most circumstances, subject to greater market fluctuations and risk of loss of income and principal than are investments in lower yielding, higher rated securities, and their value may decline precipitously because of increases in interest rates, not only because the increases in rates generally decrease values, but also because increased rates may indicate a slowdown in the economy and a decrease in the value of assets generally that may adversely affect the credit of issuers of high yield, high risk securities, resulting in a higher incidence of defaults among high yield, high risk securities. A slowdown in the economy, or a development adversely affecting an issuer's creditworthiness, may result in the issuer being unable to maintain earnings or sell assets at the rate and at the prices, respectively, that are required to produce sufficient cash flow to meet its interest and principal requirements. For an issuer that has outstanding both senior commercial bank debt and subordinated high yield, high risk securities, an increase in interest rates will increase that issuer's interest expense insofar as the interest rate on the bank debt is fluctuating. However, many leveraged issuers enter into interest rate protection agreements to fix or cap the interest rate on a large portion of their bank debt. This reduces exposure to increasing rates, but reduces the benefit to the issuer of declining rates. The Advisor cannot predict future economic policies or their consequences or, therefore, the course or extent of any similar market fluctuations in the future.

      High yield debt may be issued by companies without long track records of sales and earnings, or by issuers that have questionable credit strength. High yield debt and comparable unrated debt securities: (i) will likely have some quality and protective characteristics that, in the judgment of the rating agency evaluating the instrument, are outweighed by large uncertainties or major risk exposures to adverse conditions; and (ii) are predominantly speculative with respect to the issuer's capacity to pay dividends or interest and repay principal in accordance with the terms of the obligation. Many lower quality debt securities are subject to legal or contractual restrictions limiting the underlying ETFs' ability to resell the securities to the general public.

      Interest Rate Risk. The value of fixed rate income held by and ETFs in which the Fund invests may decline if market interest rates rise. Interest rate risk is generally lower for shorter term investments and higher for longer term investments. Duration is a common measure of interest rate risk. Duration measures a bond's expected life on a present value basis, taking into account the bond's yield, interest payments and final maturity. Duration is a reasonably accurate measure of a bond's price sensitivity to changes in interest rates. The longer the duration of a bond, the greater the bond's price sensitivity is to changes in interest rates.

      Non-U.S. Securities Risk. An investment in securities of non-U.S. companies involves other risks not associated with domestic issuers. Investment in non-U.S. securities may involve higher costs than investment in U.S. securities, including higher transaction and custody costs as well as the imposition of additional taxes by non-U.S. governments. Non-U.S. investments may also involve risks associated with the level of currency exchange rates, less complete financial information about the issuers, less market liquidity, more market volatility and political instability. Future political and economic developments, the possible imposition of withholding taxes on dividend income, the possible seizure or nationalization of non-U.S. holdings, the possible establishment of exchange controls or freezes on the convertibility of currency, or the adoption of other governmental restrictions might adversely affect an investment in non-U.S. securities. Additionally, non-U.S. issuers may be subject to less stringent regulation, and to different accounting, auditing and recordkeeping requirements.

NON-PRINCIPAL RISKS

      Borrowing and Leverage Risk. If the Fund borrows money, it must pay interest and other fees, which may reduce the Fund's returns. Any such borrowings are intended to be temporary. However, under certain market conditions, including periods of low demand or decreased liquidity, such borrowings might be outstanding for longer periods of time. As prescribed by the 1940 Act, the Fund will be required to maintain specified asset coverage of at least 300% with respect to any bank borrowing immediately following such borrowing. The Fund may be required to dispose of assets on unfavorable terms if market fluctuations or other factors reduce the Fund's asset coverage to less than the prescribed amount.

      Failure to Qualify as a Regulated Investment Company. If, in any year, the Fund fails to qualify as a regulated investment company under the applicable tax laws, the Fund would be taxed as an ordinary corporation. In such circumstances, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying as a regulated investment company that is accorded special tax treatment.

      Inflation Risk. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of the Fund's assets can decline as can the value of the Fund's distributions. Common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase.

      Intellectual Property Risk. The Fund relies on a sublicense from First Trust that permits the Fund to use the associated trade names, trademarks and/or service marks (the "Intellectual Property") in connection with the name and/or investment strategies of the Fund. Such license may be terminated by the owners of the Intellectual Property and, as a result, the Fund may lose its ability to use the Intellectual Property. There is also no guarantee that the owners of the Intellectual Property have all rights to license the Intellectual Property to First Trust for use by the Fund. Accordingly, in the event the license is terminated or the owners of the Intellectual Property do not have rights to license the Intellectual Property, it may have a significant effect on the operation of the Fund.

      Issuer Specific Changes Risk. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

      Legislation/Litigation Risk. From time to time, various legislative initiatives are proposed in the United States and abroad, which may have a negative impact on certain companies in which the ETFs held by the Fund invest. In addition, litigation regarding any of the issuers of the securities owned by the ETFs, or industries represented by these issuers, may negatively impact the value of the Fund shares.

                               FUND ORGANIZATION

      The Fund is a series of the Trust, an investment company registered under the 1940 Act. The Fund is treated as a separate fund with its own investment objective and policies. The Trust is organized as a Massachusetts business trust. Its Board is responsible for the overall management and supervision of the Trust. The Board elects the Trust's officers and approves all significant agreements, including those with First Trust, the custodian, the transfer agent and the fund administrative and accounting agent.

                             MANAGEMENT OF THE FUND

      First Trust Advisors L.P., 120 East Liberty Drive, Wheaton, Illinois 60187, is the investment advisor to the Fund. In this capacity, First Trust is responsible for the selection and ongoing monitoring of the securities in the

Fund's portfolio and certain other services necessary for the management of the Fund.

      First Trust is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. Grace Partners of DuPage L.P. is a limited partnership with one general partner, The Charger Corporation, and a number of limited partners. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, the Chief Executive Officer of First Trust and Chairman of the Board of the Trust. First Trust discharges its responsibilities subject to the policies of the Board.

      First Trust serves as advisor or sub advisor for six mutual fund portfolios, nine exchange traded funds consisting of 95 series and 16 closed end funds and is also the portfolio supervisor of certain unit investment trusts sponsored by First Trust Portfolios L.P. ("FTP"), an affiliate of First Trust, 120 East Liberty Drive, Wheaton, Illinois 60187. FTP specializes in the underwriting, trading and distribution of unit investment trusts and other securities. FTP is the principal underwriter of the shares of the Fund.

      The members of the Investment Committee are primarily and jointly responsible for the management of the Fund. Investments are made under the direction of the Investment Committee. The Investment Committee consists of Daniel J. Lindquist, Jon C. Erickson, David G. McGarel, Roger F. Testin and Todd Larson.

      o Mr. Lindquist is Chairman of the Investment Committee and presides over Investment Committee meetings. Mr. Lindquist is responsible for overseeing the implementation of each Fund's investment strategy. Mr. Lindquist was a Senior Vice President of First Trust and FTP from September 2005 to July 2012 and is now a Managing Director of First Trust and FTP.

      o Mr. Erickson joined First Trust in 1994 and is a Senior Vice President of First Trust and FTP. As the head of First Trust's Equity Research Group, Mr. Erickson is responsible for determining the securities to be purchased and sold by funds that do not utilize quantitative investment strategies.

      o Mr. McGarel is the Chief Investment Officer and a Managing Director of First Trust and FTP. As First Trust's Chief Investment Officer, Mr. McGarel consults with the other members of the Investment Committee on market conditions and First Trust's general investment philosophy. Mr. McGarel was a Senior Vice President of First Trust and FTP from January 2004 to July 2012.

      o Mr. Testin is a Senior Vice President of First Trust and FTP. Mr. Testin is the head of First Trust's Portfolio Management Group. Mr. Testin has been a Senior Vice President of First Trust and FTP since November 2003.

      o Mr. Larson, CFA, has been a Vice President and Fixed Income Portfolio Manager at First Trust since December 2007. Mr. Larson is responsible for managing fixed income portfolios for First Trust's institutional clients. Prior to joining First Trust, Mr. Larson was a portfolio manager with ABN AMRO Asset Management, Horizon Cash Management and Van Kampen American Capital.

      For additional information concerning First Trust, including a description of the services provided to the Fund, see the Fund's SAI. Additional information about the compensation of Investment Committee members, other accounts managed by members of the Investment Committee and ownership by members of the Investment Committee of shares of the Fund is provided in the SAI.

MANAGEMENT FEE

      For providing management services, the Fund pays First Trust an annual Fund management fee of 0.35% of average daily net assets. The Fund is responsible for all of its expenses, including the investment advisory fees, costs of transfer agency, custody, fund administration, legal, audit and other services, interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, service fees pursuant to a 12b-1 plan, if any, acquired fund fees and expenses, and extraordinary expenses. First Trust has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the total net annual fund expenses of the Class I shares and Class II shares (excluding interest expense, brokerage commissions and other trading expenses, taxes and extraordinary expenses) from exceeding 1.30% and 1.05%, respectively, at least until October 31, 2017. Because acquired fund fees and expenses are estimated for the current fiscal year, the Advisor will periodically adjust the amount of the fee waiver and expense reimbursement in order to attempt to meet the Expense Caps; however, individual shareholders may experience total net annual fund expenses higher or lower than the Expense Caps depending upon when shares are redeemed and the accuracy of the Advisor's estimates regarding acquired fund fees and expenses. Expenses borne and fees waived by First Trust are subject to reimbursement by the Fund up to three years from the date the fee or expense was incurred by the Fund, but no reimbursement payment will be made by the Fund at any time if it would result in a Class's expenses (excluding interest expense, brokerage commissions and other trading expenses, taxes and extraordinary expenses) exceeding its Expense Cap. The agreement may be terminated by the Board on behalf of the Fund at any time and by First Trust only after October 31, 2017 upon 60 days' written notice. Information regarding the Board's approval of the Fund's investment management agreement will be available in the Fund's initial Semi-Annual Report to Shareholders. As of the date of this prospectus, the Fund has not yet commenced operations or paid management fees.

                                 SHARE CLASSES

      The Fund currently offers two classes of shares: Class I and Class II. Each class represents an interest in the same portfolio of investments but with a different combination of expenses. Consult with your Participating Insurance Company representative for additional information on whether the shares are an appropriate investment choice. Not all Participating Insurance Companies may offer both classes of shares. Contact your Participating Insurance Company or refer to your plan documents for instructions on how to purchase, exchange, or redeem shares. With certain limited exceptions, the Fund is available only to U.S. citizens or residents.

      Please refer to the SAI for more information about Class I and Class II shares, including more detailed program descriptions. If your Participating Insurance Company offers more than one class of shares, you should carefully consider which class of shares to purchase. A certain class may have higher expenses than another, which may lower the return on your investment. Additional information is also available from your Participating Insurance Company.

CLASS I SHARES

      You can purchase Class I shares at the offering price, which is the net asset value per share without any sales charge. Class I shares are subject to an annual service fee pursuant to a 12b-1 service plan of 0.25% of the Fund's average daily net assets attributable to Class I shares. The annual 0.25% service fee compensates your Participating Insurance Company for providing ongoing service to you. Class I shares are not subject to a distribution fee.

CLASS II SHARES

      You can purchase Class II shares at the offering price, which is the net asset value per share without any sales charge. Class II shares are not subject to ongoing service or distribution fees and therefore have lower ongoing expenses than Class I shares.

                           INVESTMENT IN FUND SHARES

      Shares of the Fund are sold only to Accounts to fund the benefits of the variable annuity and variable life insurance contracts issued by a Participating Insurance Company. Each Account purchases shares of the Fund in accordance with variable account allocation instructions received from owners of the Contracts. First Trust then uses the proceeds to buy securities for the Fund. The Accounts, as shareholders, have an ownership interest in the Fund's investments.

      Shares of the Fund may be offered to insurance company separate Accounts of both variable annuity and variable life insurance Contracts. Due to differences in tax treatment and other considerations, the interests of various Contract owners participating in the Fund may conflict. The Board will monitor events in order to identify the existence of any material irreconcilable conflicts and determine what action, if any, should be taken in response to such conflict. The Board will appoint a monitor (the "Monitor") who may be the Chief Compliance Officer or another officer of the Trust to review all reports made by Participating Insurance Companies to the Fund and such other information received from Participating Insurance Companies with respect to any current or potential material irreconcilable conflict. If the Monitor reports to the Board that a current or potential material irreconcilable conflict may exist, it will be the duty of the Board to determine whether such conflict in fact exists and determine what action, if any, should be taken in response to such conflict.

      The Fund does not issue share certificates. Individual investors may not purchase or redeem shares in the Fund directly; shares may be purchased or redeemed only through the Accounts. There are no minimum investment requirements. All investments in the Fund are credited to the shareholder's account in the form of full and fractional shares of the Fund (rounded to the nearest 1/1000 of a share). For a discussion of how Contract owners may purchase Fund shares, please refer to the prospectus for the Account. Owners of the Contracts may direct purchase or redemption instructions to their Participating Insurance Company.

      The price received for purchase requests will depend on when the order is received. Orders received before the close of trading on a business day will receive that day's closing price otherwise the next business day's price will be used. A business day is any day the New York Stock Exchange is open for business and normally ends at 4:00 p.m., Eastern Time. See "Net Asset Value" for a discussion of how shares are priced.

                           REDEMPTION OF FUND SHARES

      The Fund offers to buy back (redeem) shares of the Fund from an Account at any time at net asset value. The Account will redeem shares to make benefit or surrender payments under the terms of the variable annuity and variable life insurance contracts or to effect transfers among investment options. Redemptions are processed on any day on which the Fund is open for business and are effected at the net asset value next determined after the redemption order, in proper form, is received. Orders received before the close of trading on a business day will receive that day's closing price otherwise the next business day's price will be used. For a discussion of how Contract owners may redeem shares, please refer to the prospectus for the Account.

      The Fund may suspend the right of redemption only under the following unusual circumstances:

      o when the New York Stock Exchange is closed (other than weekends and holidays) or trading is restricted;

      o when trading in the markets utilized is restricted, or when an emergency exists, as determined by the Securities and Exchange Commission, so that disposal of the Fund's investments or determination of its net asset value is not reasonably practicable; or

      o during any period when the Securities and Exchange Commission may permit.

                            DISTRIBUTIONS AND TAXES

Automatic Reinvestment

      Dividends from net investment income, if any, are declared and paid quarterly by the Fund. The Fund distributes it net realized capital gains, if any, to shareholders at least annually. All dividends payable by the Fund will be reinvested in the Fund.

Certain Federal Income Tax Matters

      The Fund intends to qualify annually and to elect to be treated as a "regulated investment company" under the Code. This section does not discuss the federal income tax consequences of investing in the Fund or of owning the Contracts. This may not be sufficient for the purpose of avoiding penalties under federal tax law. Participating Insurance Companies and owners of Contracts should seek advice based on their individual circumstances from their own tax advisor. Tax disclosure relating to the Contracts that offer the Fund as an investment alternative is to be contained in the prospectus for those Contracts.

       Failure to satisfy certain diversification standards under the Code at any time would result in imposition of Federal income tax on a Contract owner in a manner different from, and generally less favorable than, the federal income tax treatment otherwise applicable to owners of variable annuity and variable life insurance contracts. Generally, if all of the beneficial interests in the Fund are held by segregated asset accounts of insurance companies and public access to the Fund is available exclusively through the purchase of certain variable contracts, the segregated asset accounts are treated as holding a pro rata portion of each asset of the Fund directly for purposes of the diversification rules of the Code.

      Section 817(h)(2) of the Code provides that a segregated asset account upon which contracts such as the Contracts is based is treated as meeting the diversification standards if, as of the close of each quarter: (i) the assets in the account meet the diversification requirements for a regulated investment company; (ii) no more than 55% of the value of those assets consist of cash, cash items, U.S. government securities and securities of other regulated investment companies; and (iii) the segregated asset account meets a number of further requirements under the Treasury Regulations.

      The Fund will be managed with the intention of complying with these diversification requirements. It is possible that, in order to comply with these requirements, less desirable investment decisions may be made which could affect the investment performance of the Fund.

      Please see "Certain Federal Income Tax Matters" in the Fund's SAI for a more complete discussion of the federal tax matters concerning the Fund.

                            RULE 12B-1 SERVICE PLAN

      FTP serves as the selling agent and distributor of the Fund's shares. In this capacity, FTP manages the offering of the Fund's shares and is responsible for all sales and promotional activities. In order to compensate FTP for its costs in connection with these activities, the Fund has adopted a service plan under Rule 12b-1 of the 1940 Act. For Class I shares, the Fund may spend up to 0.25% per year of its average daily net assets as a 12b-1 service fee. Class II shares are not subject to this 12b-1 service fee. FTP uses the service fee to compensate the Participating Insurance Companies for providing account services to Contract owners. These services include establishing and maintaining Contract owners' accounts, supplying information to Contract owners, delivering Fund materials to Contract owners, answering inquiries, and providing other personal services to Contract owners. Because these fees are paid out of the Fund's assets on an on-going basis, over time these fees will increase the cost of an investment in Class I shares and may cost you more than paying other types of sales charges. In addition, the plan allows First Trust to use a portion of its advisory fee to compensate FTP for other expenses, including printing and distributing prospectuses to persons other than shareholders or Contract owners, and the expenses of compensating its sales force and preparing, printing and distributing advertising, sales literature and reports to shareholders and Contract owners used in connection with the sale of shares. The Board of the Trust reserves the right to suspend payments under the 12b-1 service plan at any time.

                                NET ASSET VALUE

       The net asset value is determined for each class of shares of the Fund as of the close of trading (normally 4:00 p.m., Eastern Time) on each day the NYSE is open for business. Net asset value for each class is calculated for the Fund by taking the market price of the Fund's total assets attributable to such class, including interest or dividends accrued but not yet collected, less all liabilities attributable to such class, and dividing such amount by the total number of shares of the class outstanding. The result, rounded to the nearest cent, is the net asset value per share. Differences in net asset value of each class of the Fund's shares are generally expected to be due to the daily expense accruals of the specified distribution and service fees and transfer agency costs applicable to such class of shares and the differential in the dividends that may be paid on each class of shares. All valuations are subject to review by the Board or its delegate.

      The Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value, in accordance with valuation procedures adopted by the Board and in accordance with the 1940 Act. Portfolio securities listed on any exchange other than The NASDAQ Stock Market(R) ("NASDAQ(R)") and the London Stock Exchange Alternative Investment Market ("AIM") are valued at the last sale price on the business day as of which such value is being determined. Securities listed on NASDAQ(R) or the AIM are valued at the official closing price on the business day as of which such value is being determined. If there has been no sale on such day, or no official closing price in the case of securities traded on NASDAQ(R) or the AIM, the securities are fair valued at the mean of the most recent bid and ask prices on such day. Portfolio securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities. Portfolio securities traded in the over-the-counter market, but excluding securities trading on NASDAQ(R) or the AIM, are fair valued at the mean of the most recent bid and asked price, if available, and otherwise at the closing bid price. Short-term investments that mature in less than 60 days when purchased are fair valued at cost adjusted for amortization of premiums and accretion of discount, provided the Advisor's Pricing Committee has determined that the use of amortized cost is an appropriate reflection of fair value given market and issuer-specific conditions existing at the time of the determination Net asset value may change on days when investors may not sell or redeem Fund shares.

      Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Board or its delegate, the Advisor's Pricing Committee, at fair value. The use of fair value pricing by the Fund is governed by valuation procedures adopted by the Board and in accordance with the provisions of the 1940 Act. These securities generally include, but are not limited to, certain restricted securities (securities which may not be publicly sold without registration under the Securities Act) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of net asset value of each class of shares of the Fund or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the pricing service, does not reflect the security's fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from the current market quotations or official closing prices on the applicable exchange. A variety of factors may be considered in determining the fair value of such securities. See the SAI for details.

                             FUND SERVICE PROVIDERS

      The Fund's custodian, fund accounting and administrative agent is Brown Brothers Harriman & Co., 40 Water Street, Boston, Massachusetts 02109, ("BBH"). BBH performs bookkeeping, data processing, accounting and administrative services for the operation of the Fund and the maintenance of shareholder accounts. The Fund's transfer agent is The Bank of New York Mellon, 101 Barclay Street, New York, New York 10286.

      Each Participating Insurance Company performs certain administrative services for the Fund, its Account and the variable annuity and variable life insurance Contracts. The Fund pays an administrative services fee of 0.20% of average daily net assets to cover expenses incurred by the Participating Insurance Company in connection with these services. For more information on the Fund's expenses, see "Investment Advisory and Other Services" in the Fund's SAI.

                                 INDEX PROVIDER

      The Index that the Fund seeks to track is compiled by the Index Provider. The Index Provider is not affiliated with the Fund, First Trust or FTP. The Fund is entitled to use the Index pursuant to a sublicensing arrangement with First

Trust, which in turn has a licensing agreement with the Index Provider. The Index Provider has retained NASDAQ OMX(R) to serve as calculation agent for the Index (the "Index Calculation Agent"). The Index Calculation Agent is responsible for the management of the day-to-day operations of the Index, including calculating the value of the Index on a daily basis, widely disseminating the Index values on a daily basis and tracking corporate actions, some of which result in Index adjustments.

                                  DISCLAIMERS

      First Trust does not guarantee the accuracy and/or the completeness of the Index or any data included therein, and First Trust shall have no liability for any errors, omissions or interruptions therein. First Trust makes no warranty, express or implied, as to results to be obtained by the Fund, owners of the shares of the Fund or any other person or entity from the use of the Index or any data included therein. First Trust makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Index or any data included therein. Without limiting any of the foregoing, in no event shall First Trust have any liability for any special, punitive, direct, indirect or consequential damages (including lost profits) arising out of matters relating to the use of the Index, even if notified of the possibility of such damages.

      The Fund is not sponsored, endorsed, sold or promoted by the Dorsey, Wright & Associates, LLC ("Dorsey Wright"). Dorsey Wright makes no representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of trading in the Fund. Dorsey Wright's only relationship to First Trust is the licensing of certain trademarks and trade names of Dorsey Wright and of the Index which is determined, composed and calculated by Dorsey Wright, or its agent, without regard to First Trust or the Fund, Dorsey Wright has no obligation to take the needs of First Trust or the owners of the Fund into consideration in determining, composing or calculating the Index. Dorsey Wright is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the Fund to be listed or in the determination or calculation of the equation by which the Fund are to be converted into cash. Dorsey Wright has no obligation or liability in connection with the administration, marketing or trading of the Fund.

      DORSEY WRIGHT DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE INDEX OR ANY DATA INCLUDED THEREIN AND DORSEY WRIGHT SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. DORSEY WRIGHT MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY FIRST TRUST, OWNERS OF THE FUND, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE INDEX OR ANY DATA INCLUDED THEREIN. DORSEY WRIGHT MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE INDEX OR ANY DATA INCLUDED THEREIN, WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL DORSEY WRIGHT HAVE ANY LIABILITY FOR ANY LOST PROFITS OR INDIRECT, PUNITIVE, SPECIAL OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE

POSSIBILITY OF SUCH DAMAGES. THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN DORSEY WRIGHT AND FIRST TRUST.

                               INDEX INFORMATION

      The Index is constructed pursuant to the Index Provider's proprietary methodology, which takes into account the performance of four distinct assets classes relative to one another. The Index is designed to strategically allocate its investments among (i) domestic equity securities; (ii) international equity securities; (iii) fixed income securities; and (iv) cash and cash equivalents. The Index will gain exposure to the first three asset classes by investing in ETFs that invest in such assets. The Index will utilize the DALI asset allocation process developed by the Index Provider in order to allocate the Fund's investments over the four asset classes.

      The individual securities included in each asset class allocation are selected through the following process:

Domestic Equity ETFs

The domestic equity asset class is comprised of a (i) 60% investment in the five ETFs included in the Dorsey Wright Focus Five Index; and (ii) 40% investment in three First Trust size and style-based ETFs.

The Dorsey Wright Focus Five Index is designed to select the five First Trust sector and industry-based ETFs that the Index Provider believes offer the greatest potential to outperform the other First Trust sector and industry-based ETFs. The Dorsey Wright Focus Five Index is constructed pursuant to the Index Provider's proprietary methodology, which takes into account the performance of each of the First Trust sector and industry-based ETFs relative to one another. The Dorsey Wright Focus Five Index is the same Index that the First Trust Dorsey Wright Focus 5 ETF, an ETF advised by First Trust, seeks to track.

The three First trust size and style-based ETFs are selected by the Index Provider to provide targeted exposure to the three First Trust size and style-based ETFs that the Index Provider believes offer the greatest potential to outperform the other First Trust size and style-based ETFs. The First Trust size and style-based ETFs are designed to measure various segments of stock market performance based on market capitalization and growth, value and core characteristics.

International Equity ETFs

The international equity asset class is comprised of a (i) 50% investment in the five ETFs included in the Dorsey Wright International Focus Five Index; (ii) 25% investment in the First Trust Emerging Markets AlphaDEX(R) Fund; and (iii) 25% investment in the First Trust Developed Markets Ex-US AlphaDEX(R) Fund.

The Dorsey Wright International Focus Five Index is designed to select the five First Trust country/region-based ETFs that the Index Provider believes offer the greatest potential to outperform the other First Trust country/region-based ETFs. The Dorsey Wright International Focus Five Index is constructed pursuant to the Index Provider's proprietary methodology, which takes into account the performance of certain First Trust country/region-based ETFs relative to one another. The Dorsey Wright International Focus Five Index is the same Index that the First Trust Dorsey Wright International Focus 5 ETF, an ETF advised by First Trust, seeks to track.

The First Trust Emerging Markets AlphaDEX(R) Fund is an index-based ETF that tracks a comprehensive, rules-based index designed to measure stock market performance in emerging markets.

The First Trust Developed Markets Ex-US AlphaDEX(R) Fund is an index-based ETF that tracks a comprehensive, rules-based index designed to measure stock market performance in developed markets, excluding the United States.

Fixed Income ETFs

The fixed income asset class is comprised of a (i) 70% investment in a range of ETFs that invest principally in fixed income securities; and (ii) 30% investment in one or more broad-based U.S. bond ETFs.

The fixed income ETFs included in the Index are selected through a proprietary relative strength analysis that is based upon market performance and characteristics that the Index Provider believes offer the greatest potential to outperform other similar ETFs at a given time. Certain of the ETFs may invest in high yield securities or "junk" bonds, including loans. The ETFs may invest in fixed income assets of any duration or maturity.

The broad based U.S. bond ETF(s) will generally track the investment results of an index composed of the total U.S. investment-grade bond market.

Cash and Cash Equivalents

The cash and cash equivalents portion of the Index, if any, is generally comprised of one-to-three month U.S. Treasury Bills, selected through the application of a proprietary model developed by the Index Provider.

      The Index positions within each asset class are evaluated and rebalanced, if necessary, on an approximately weekly basis. The asset class allocations are evaluated and rebalanced, if necessary, on a monthly basis. The Fund will make corresponding changes to it's portfolio typically within one business day of any change in the Index.

                             BORROWING BY THE FUND

      The Fund may borrow money for temporary or emergency purposes, including to meet redemption requests or clear portfolio transactions. When the Fund borrows money, it must pay interest and other fees, which may reduce the Fund's returns. As prescribed by 1940 Act, the Fund will generally be required to maintain specified asset coverage of at least 300% with respect to any bank borrowing.

                             SHAREHOLDER INQUIRIES

      All inquiries regarding the Fund should be directed to the Trust, attention Secretary, at 120 East Liberty Drive, Suite 400, Wheaton, Illinois 60187 or by calling (800) 621-1675.

                FREQUENT TRADING POLICY REGARDING MARKET TIMING

      The Fund is intended for long-term investment and discourages frequent trading or market timing. Due to the fact that all shares of the Fund are issued to, and redeemed from, the Account, it is difficult for the Fund to monitor trading by a particular investor. However, FTP has entered into an agreement with each Participating Insurance Company that permits the Fund, or its designee, to receive certain identity and transaction information and requires each Participating Insurance Company to restrict or prohibit certain future purchases or exchanges by shareholders in certain circumstances. In addition, the Fund may rely on each Participating Insurance Company to adopt policies and procedures or may rely on its own policies and procedures with respect to transfers into or from the Account.

      Excessive trading in the Fund's shares can disrupt portfolio management, lead to higher operating costs, and cause other operating inefficiencies for the Fund. However, the Fund is also mindful that shareholders may have valid reasons for periodically purchasing and redeeming Fund shares.

      Accordingly, the Board of Trustees has adopted a Frequent Trading Policy that seeks to balance the Fund's need to prevent excessive trading in Fund shares while offering investors the flexibility in managing their financial affairs to make periodic purchases and redemptions of Fund shares.

      Technical limitations in operational systems at Participating Insurance Companies or at FTP may limit the Fund's ability to detect and prevent frequent trading. In addition, the Fund may permit Participating Insurance Companies to enforce their own internal policies and procedures concerning frequent trading. Such policies may differ from the Fund's Frequent Trading Policy and may be approved for use in instances where the Fund reasonably believes that the Participating Insurance Company's policies and procedures effectively discourage inappropriate trading activity. Shareholders holding their accounts with Participating Insurance Companies may wish to contact the Participating Insurance Company for information regarding its frequent trading policy. Although the Fund does not knowingly permit frequent trading, it cannot guarantee that it will be able to identify and restrict all frequent trading activity.

      The Fund reserves the right in its sole discretion to waive unintentional or minor violations (including transactions below certain dollar thresholds) if it determines that doing so would not harm the interests of the Fund's shareholders. These include, among others, redemptions pursuant to systematic withdrawal plans, redemptions in connection with the total disability or death of the investor and involuntary redemptions by operation of law, redemptions in payment of account or plan fees. The Fund may also modify or suspend the Frequent Trading Policy without notice during periods of market stress or other unusual circumstances.

      The Fund reserves the right to impose restrictions on purchases or exchanges that are more restrictive than those stated above if it determines, in its sole discretion that a transaction or a series of transactions involves market timing or excessive trading that may be detrimental to Fund shareholders. The Fund also reserves the right to reject any purchase orders, including exchange purchases, for any reason. For example, the Fund may refuse purchase orders if the Fund would be unable to invest the proceeds from the purchase order in accordance with the Fund's investment policies and/or objective, or if the Fund would be adversely affected by the size of the transaction, the frequency of trading in the account or various other factors.

                              FINANCIAL HIGHLIGHTS

      The Fund has not yet commenced operations and, therefore, financial information is not yet available.

               First Trust Dorsey Wright Tactical Core Portfolio



For More Information

This prospectus is intended for use in connection with variable annuity contracts and variable life insurance contracts. For more detailed information on the Fund, several additional sources of information are available to you. The SAI, incorporated by reference into this prospectus, contains detailed information on the Fund's policies and operation. Additional information about the Fund's investments is available in the annual and semi-annual reports to shareholders. In the Fund's annual reports, you will find a discussion of the market conditions and investment strategies that significantly impacted the Fund's performance during the last fiscal year. The Fund's most recent SAI, annual or semi-annual reports and certain other information are available free of charge by calling the Fund at (800) 621-1675, on the Fund's website at www.ftportfolios.com or through your financial advisor. Shareholders may call the toll-free number above with any inquiries.

You may obtain this and other information regarding the Fund, including the Codes of Ethics adopted by First Trust, FTP and the Trust, directly from the Securities and Exchange Commission ("SEC"). Information on the SEC's website is free of charge. Visit the SEC's on-line EDGAR database at http://www.sec.gov or in person at the SEC's Public Reference Room in Washington, D.C., or call the SEC at (202) 551-8090 for information on the Public Reference Room. You may also request information regarding the Fund by sending a request (along with a duplication fee) to the SEC's Public Reference Section, 100 F Street, N.E., Washington, D.C. 20549-1520 or by sending an electronic request to publicinfo@sec.gov.



First Trust Portfolios L.P.
120 East Liberty Drive, Suite 400
Wheaton, Illinois 60187
(800) 621-1675                                            SEC File #: 333-178767
www.ftportfolios.com/Retail/va/home.aspx                               811-22652

The information in this Statement of Additional Information is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This Statement of Additional Information is not an offer to sell these securities and it is not soliciting an offer to buy these securities in any state where the offer of sale is not permitted.


                                 Preliminary Statement of Additional Information
                                                           Dated October 6, 2015
                                                           Subject to Completion



                      STATEMENT OF ADDITIONAL INFORMATION

                                  _____, 2015

                      FIRST TRUST VARIABLE INSURANCE TRUST

               FIRST TRUST DORSEY WRIGHT TACTICAL CORE PORTFOLIO

                                    CLASS I
                                    CLASS II`


This Statement of Additional Information ("SAI") is not a prospectus. It should be read in conjunction with the prospectus dated _____, 2015 as it may be revised from time to time (the "Prospectus"), for the First Trust Dorsey Wright Tactical Core Portfolio (the "Fund"), a series of First Trust Variable Insurance Trust (the "Trust"). Capitalized terms used herein that are not defined have the same meaning as in the Prospectus, unless otherwise noted. A copy of the Prospectus may be obtained without charge by writing to the Trust's distributor, First Trust Portfolios L.P., 120 East Liberty Drive, Suite 400, Wheaton, Illinois 60187, or by calling toll free at (800) 621-1675.

                               TABLE OF CONTENTS

GENERAL INFORMATION AND HISTORY................................................1

INVESTMENT OBJECTIVES AND POLICIES.............................................3

INVESTMENT STRATEGIES..........................................................5

SUBLICENSE AGREEMENTS.........................................................13

INVESTMENT RISKS..............................................................14

MANAGEMENT OF THE FUND........................................................18

CODE OF ETHICS................................................................28

PROXY VOTING POLICIES AND PROCEDURES..........................................28

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES...........................28

INVESTMENT ADVISORY AND OTHER SERVICES........................................29

RULE 12B-1 PLAN...............................................................34

BROKERAGE ALLOCATIONS.........................................................36

FREQUENT TRADING POLICY REGARDING MARKET TIMING...............................37

POLICY REGARDING DISCLOSURE OF PORTFOLIO HOLDINGS.............................39

VOTING RIGHTS AND GENERAL FUND INFORMATION....................................40

SHARE CLASSES.................................................................40

PURCHASES, REDEMPTIONS AND PRICING OF SHARES..................................41

CERTAIN FEDERAL INCOME TAX MATTERS............................................44

ADDITIONAL INFORMATION........................................................45

INSTITUTIONAL SHAREHOLDER SERVICES INC. 2015 U.S. PROXY VOTING GUIDELINES....A-1

CREDIT RATING DEFINITIONS....................................................B-1

                        GENERAL INFORMATION AND HISTORY

      The Trust was organized as a Massachusetts business trust on December 14, 2011 and is authorized to issue an unlimited number of shares in one or more series or "funds." The Trust is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust currently offers shares in three series, First Trust/Dow Jones Dividend & Income Allocation Portfolio and First Trust Multi Income Allocation Portfolio, each a diversified series, and the Fund, a non-diversified series. The Fund, as a series of the Trust, represents a beneficial interest in a separate portfolio of securities and other assets, with its own objective and policies. Shares of the Fund are sold only to variable insurance accounts (each an "Account") to fund the benefits of the variable annuity and variable life insurance contracts (the "Contracts") issued by life insurance companies writing variable annuity contracts and variable life insurance contracts (each a "Participating Insurance Company").

      This SAI relates to the Fund. The Fund, as a series of the Trust, represents a beneficial interest in a separate portfolio of securities and other assets, with its own objective and policies.

      The Board of Trustees of the Trust (the "Board of Trustees" or the "Trustees") has the right to establish additional series in the future, to determine the preferences, voting powers, rights and privileges thereof and to modify such preferences, voting powers, rights and privileges without shareholder approval. Shares of any series may also be divided into one or more classes at the discretion of the Trustees.

      The Trust or any series or class thereof may be terminated at any time by the Board of Trustees upon written notice to the shareholders.

      Each share has one vote with respect to matters upon which a shareholder vote is required consistent with the requirements of the 1940 Act and the rules promulgated thereunder. Shares of all series of the Trust vote together as a single class except as otherwise required by the 1940 Act, or if the matter being voted on affects only a particular series, and, if a matter affects a particular series differently from other series, the shares of that series will vote separately on such matter. The Trust's Declaration of Trust (the "Declaration") requires a shareholder vote only on those matters where the 1940 Act requires a vote of shareholders and otherwise permits the Trustees to take actions without seeking the consent of shareholders. For example, the Declaration gives the Trustees broad authority to approve reorganizations between the Fund and another entity or the sale of all or substantially all of the Fund's assets, or the termination of the Trust or the Fund without shareholder approval if the 1940 Act would not require such approval.

      The Declaration provides that by becoming a shareholder of the Fund, each shareholder shall be expressly held to have agreed to be bound by the provisions of the Declaration. The Declaration may, except in limited circumstances, be amended by the Trustees in any respect without a shareholder vote. The Declaration provides that the Trustees may establish the number of Trustees and that vacancies on the Board of Trustees may be filled by the remaining Trustees, except when election of Trustees by the shareholders is required under the 1940 Act. Trustees are then elected by a plurality of votes cast by shareholders at a meeting at which a quorum is present. The Declaration also provides that

Trustees may be removed, with or without cause, by a vote of shareholders holding at least two-thirds of the voting power of the Trust, or by a vote of two-thirds of the remaining Trustees. The provisions of the Declaration relating to the election and removal of Trustees may not be amended without the approval of two-thirds of the Trustees.

      The holders of Fund shares are required to disclose information on direct or indirect ownership of Fund shares as may be required to comply with various laws applicable to the Fund or as the Trustees may determine, and ownership of Fund shares may be disclosed by the Fund if so required by law or regulation. In addition, pursuant to the Declaration, the Trustees may, in their discretion, require the Trust to redeem shares held by any shareholder for any reason under terms set by the Trustees. The Declaration provides a detailed process for the bringing of derivative actions by shareholders in order to permit legitimate inquiries and claims while avoiding the time, expense, distraction and other harm that can be caused to the Fund or its shareholders as a result of spurious shareholder demands and derivative actions. Prior to bringing a derivative action, a demand must first be made on the Trustees. The Declaration details various information, certifications, undertakings and acknowledgements that must be included in the demand. Following receipt of the demand, the Trustees have a period of 90 days, which may be extended by an additional 60 days, to consider the demand. If a majority of the Trustees who are considered independent for the purposes of considering the demand determine that maintaining the suit would not be in the best interests of the Fund, the Trustees are required to reject the demand and the complaining shareholder may not proceed with the derivative action unless the shareholder is able to sustain the burden of proof to a court that the decision of the Trustees not to pursue the requested action was not a good faith exercise of their business judgment on behalf of the Fund. In making such a determination, a Trustee is not considered to have a personal financial interest by virtue of being compensated for his or her services as a Trustee. If a demand is rejected, the complaining shareholder will be responsible for the costs and expenses (including attorneys' fees) incurred by the Fund in connection with the consideration of the demand under a number of circumstances. If a derivative action is brought in violation of the Declaration, the shareholder bringing the action may be responsible for the Fund's costs, including attorneys' fees. The Declaration also provides that any shareholder bringing an action against the Fund waives the right to trial by jury to the fullest extent permitted by law.

      The Trust is not required to and does not intend to hold annual meetings of shareholders. Under Massachusetts law applicable to Massachusetts business trusts, shareholders of such a trust may, under certain circumstances, be held personally liable as partners for its obligations. However, the Declaration contains an express disclaimer of shareholder liability for acts or obligations of the Trust and requires that notice of this disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or the Trustees. The Declaration further provides for indemnification out of the assets and property of the Trust for all losses and expenses of any shareholder held personally liable for the obligations of the Trust. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance existed and the Trust or the Fund itself was unable to meet its obligations.

      The Declaration further provides that a Trustee acting in his or her capacity as Trustee is not personally liable to any person other than the Trust or its shareholders, for any act, omission, or obligation of the Trust. The Declaration requires the Trust to indemnify any persons who are or who have been Trustees, officers or employees of the Trust for any liability for actions or failure to act except to the extent prohibited by applicable federal law. In making any determination as to whether any person is entitled to the advancement of expenses in connection with a claim for which indemnification is sought, such person is entitled to a rebuttable presumption that he or she did not engage in conduct for which indemnification is not available. The Declaration provides that any Trustee who serves as chair of the Board of Trustees or of a committee of the Board of Trustees as lead independent Trustee or as audit committee financial expert, or in any other similar capacity will not be subject to any greater standard of care or liability because of such position.

      The Fund is advised by First Trust Advisors L.P. (the "Advisor" or "First Trust").

                       INVESTMENT OBJECTIVE AND POLICIES

      The Prospectus describes the investment objective and policies of the Fund. The following supplements the information contained in the prospectus concerning the investment objective and policies of the Fund.

      The Fund is subject to the following fundamental policies, which may not be changed without approval of the holders of a majority of the outstanding voting securities (as such term is defined in the 1940 Act) of the Fund:

             (1) The Fund may not issue senior securities, except as permitted under the 1940 Act.

             (2) The Fund may not borrow money, except as permitted under the 1940 Act.

             (3) The Fund will not underwrite the securities of other issuers except to the extent the Fund may be considered an underwriter under the Securities Act of 1933, as amended (the "1933 Act") in connection with the purchase and sale of portfolio securities.

             (4) The Fund will not purchase or sell real estate or interests therein, unless acquired as a result of ownership of securities or other instruments (but this shall not prohibit the Fund from purchasing or selling securities or other instruments backed by real estate or of issuers engaged in real estate activities).

             (5) The Fund may not make loans to other persons, except through
      (i) the purchase of debt securities permissible under the Fund's investment policies, (ii) repurchase agreements, or (iii) the lending of portfolio securities, provided that no such loan of portfolio securities may be made by the Fund if, as a result, the aggregate of such loans would exceed 33-1/3% of the value of the Fund's total assets.

             (6) The Fund may not purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from purchasing or selling options, futures contracts, forward contracts or other derivative instruments, or from investing in securities or other instruments backed by physical commodities).

             (7) The Fund may not invest 25% or more of the value of its total assets in securities of issuers in any one industry or group of industries, except to the extent that the Index that the Fund is based upon concentrates in an industry or a group of industries. This restriction does not apply to obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, or securities of other investment companies.

      For purposes of applying restriction (1) above, under the 1940 Act as currently in effect, the Fund is not permitted to issue senior securities, except that the Fund may borrow from any bank if immediately after such borrowing the value of the Fund's total assets is at least 300% of the principal amount of all of the Fund's borrowings (i.e., the principal amount of the borrowings may not exceed 33 1/3% of the Fund's total assets). In the event that such asset coverage shall at any time fall below 300%, the Fund shall, within three days thereafter (not including Sundays and holidays), reduce the amount of its borrowings to an extent that the asset coverage of such borrowing shall be at least 300%. The fundamental investment limitations set forth above limit the Fund's ability to engage in certain investment practices and purchase securities or other instruments to the extent permitted by, or consistent with, applicable law. As such, these limitations will change as the statute, rules, regulations or orders (or, if applicable, interpretations) change, and no shareholder vote will be required or sought.

      Except for restriction (2) above, if a percentage restriction is adhered to at the time of investment, a later increase in percentage resulting from a change in market value of the investment or the total assets will not constitute a violation of that restriction. With respect to restriction (2), if the limitations are exceeded as a result of a change in market value then the Fund will reduce the amount of borrowings within three days thereafter to the extent necessary to comply with the limitations (not including Sundays and holidays).

      The Fund's investment objective and the foregoing fundamental policies of the Fund may not be changed without the affirmative vote of the majority of the outstanding voting securities of the Fund. The 1940 Act defines a majority vote as the vote of the lesser of (i) 67% or more of the voting securities represented at a meeting at which more than 50% of the outstanding securities are represented; or (ii) more than 50% of the outstanding voting securities.

      Certain matters under the 1940 Act which must be submitted to a vote of the holders of the outstanding voting securities of a series or class, shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding voting shares of each series or class affected by such matter.

      In addition to the foregoing fundamental policies, the Fund is also subject to strategies and policies discussed herein which, unless otherwise noted, are non-fundamental restrictions and policies and may be changed by the Board of Trustees.

                             INVESTMENT STRATEGIES

      The investment objective of the Fund is to seek to provide total return. The Fund seeks to achieve its investment objective by investing, under normal market conditions, at least 80% of its net assets (plus any investment borrowings) in exchange-traded funds ("ETFs") and cash and cash equivalents that comprise the Dorsey Wright Tactical Tilt Moderate Core Index (the "Index"). It is expected that a majority of the ETFs in which the Fund invests will be advised by First Trust. The Index is owned and was developed by Dorsey, Wright & Associates (the "Index Provider"). The Index is constructed pursuant to the Index Provider's proprietary methodology, which takes into account the performance of four distinct assets classes relative to one another. The Index is designed to strategically allocate its investments among (i) domestic equity securities; (ii) international equity securities; (iii) fixed income securities; and (iv) cash and cash equivalents. The Index will gain exposure to the first three asset classes by investing in ETFs that invest in such assets. Fund shareholders are entitled to 60 days' notice prior to any change in this non-fundamental investment policy.

TYPES OF INVESTMENTS

      Corporate Bonds. The ETFs in which the Fund invests will invest in corporate bonds. Corporate bonds, also known as fixed-income securities, are debt obligations issued by corporations. Corporate bonds are generally used by corporations to borrow money from investors. Corporate bonds may be either secured or unsecured. Collateral used for secured debt includes, but is not limited to, real property, machinery, equipment, accounts receivable, stocks, bonds or notes. If a corporate bond is unsecured, it is known as a debenture. Holders of corporate bonds, as creditors, have a prior legal claim over common and preferred stockholders as to both income and assets of the issuer for the principal and interest due them and may have a prior claim over other creditors if liens or mortgages are involved. Interest on corporate bonds may be fixed or floating, or the securities may be zero coupon fixed-income securities which pay no interest. Interest on corporate bonds is typically paid semi-annually and is fully taxable to the holder of the bonds. Corporate bonds contain elements of both interest rate risk and credit risk. The market value of a corporate bond generally may be expected to rise and fall inversely with changes in interest rates and may also be affected by the credit rating of the issuer, the issuer's performance and perceptions of the issuer in the marketplace. Corporate bonds usually yield more than government or agency bonds due to the presence of credit risk.

      Equities. The ETFs in which the Fund invests will invest in equity securities. Equity securities represent an ownership position in a company. The prices of equity securities fluctuate based on, among other things, events specific to their issuers and market, economic and other conditions. Equity securities may include common and preferred stocks. Common stocks include the common stock of any class or series of a domestic or foreign corporation or any similar equity interest, such as a trust or partnership interest. These investments may or may not pay dividends and may or may not carry voting rights.

Common stock occupies the most junior position in a company's capital structure. The Fund may also invest in warrants and rights related to common stocks.

      The ETFs in which the Fund invests may also invest in preferred equity securities. Preferred stock, unlike common stock, offers a stated dividend rate payable from the issuer's earnings. Preferred stock dividends may be cumulative or non-cumulative, participating or action rate. If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline. Preferred stock may have mandatory sinking fund provisions, as well as call/redemption provisions prior to maturity, a negative feature when interest rates decline.

      Fixed Income Investments and Cash Equivalents. The Fund may invest in fixed income investments and cash equivalents as part of its principal investment strategy and for temporary or defensive purposes to provide income, liquidity and preserve capital.

      Fixed income investments and cash equivalents held by the Fund may include, without limitation, the types of investments set forth below.

             (1) The Fund may invest in U.S. government securities, including bills, notes and bonds differing as to maturity and rates of interest, which are either issued or guaranteed by the U.S. Treasury or by U.S. government agencies or instrumentalities. U.S. government securities include securities that are issued or guaranteed by the U.S. Treasury, by various agencies of the U.S. government, or by various instrumentalities that have been established or sponsored by the U.S. government. U.S. Treasury securities are backed by the "full faith and credit" of the United States. Securities issued or guaranteed by federal agencies and U.S. government-sponsored instrumentalities may or may not be backed by the full faith and credit of the United States. Some of the U.S. government agencies that issue or guarantee securities include the Export-Import Bank of the United States, the Farmers Home Administration, the Federal Housing Administration, the Maritime Administration, the Small Business Administration and the Tennessee Valley Authority. An instrumentality of the U.S. government is a government agency organized under federal charter with government supervision. Instrumentalities issuing or guaranteeing securities include, among others, the Federal Home Loan Banks, the Federal Land Banks, the Central Bank for Cooperatives, Federal Intermediate Credit Banks and Federal National Mortgage Association. In the case of those U.S. government securities not backed by the full faith and credit of the United States, the investor must look principally to the agency or instrumentality issuing or guaranteeing the security for ultimate repayment, and may not be able to assert a claim against the United States itself in the event that the agency or instrumentality does not meet its commitment. The U.S. government, its agencies and instrumentalities do not guarantee the market value of their securities; and, consequently, the value of such securities may fluctuate.

             (2) The Fund may invest in certificates of deposit issued against funds deposited in a bank or savings and loan association. Such certificates are for a definite period of time, earn a specified rate of return, and are normally negotiable. If such certificates of deposit are non-negotiable, they will be considered illiquid securities and be subject to the Fund's 15% restriction on investments in illiquid securities. Pursuant to the certificate of deposit, the issuer agrees to pay the amount deposited plus interest to the bearer of the certificate on the date specified thereon. Under current FDIC regulations, the maximum insurance payable as to any one certificate of deposit is $250,000; therefore, certificates of deposit purchased by the Fund may not be fully insured. The Fund may only invest in certificates of deposit issued by U.S. banks with at least $1 billion in assets.

             (3) The Fund may invest in bankers' acceptances, which are short-term credit instruments used to finance commercial transactions. Generally, an acceptance is a time draft drawn on a bank by an exporter or an importer to obtain a stated amount of funds to pay for specific merchandise. The draft is then "accepted" by a bank that, in effect, unconditionally guarantees to pay the face value of the instrument on its maturity date. The acceptance may then be held by the accepting bank as an asset or it may be sold in the secondary market at the going rate of interest for a specific maturity.

             (4) The Fund may invest in repurchase agreements, which involve purchases of debt securities with counterparties that are deemed by the Advisor to present acceptable credit risks. In such an action, at the time the Fund purchases the security, it simultaneously agrees to resell and redeliver the security to the seller, who also simultaneously agrees to buy back the security at a fixed price and time. This assures a predetermined yield for the Fund during its holding period since the resale price is always greater than the purchase price and reflects an agreed-upon market rate. Such actions afford an opportunity for the Fund to invest temporarily available cash. The Fund may enter into repurchase agreements only with respect to obligations of the U.S. government or its agencies or instrumentalities; certificates of deposit; or bankers' acceptances in which the Fund may invest. Repurchase agreements may be considered loans to the seller, collateralized by the underlying securities. The risk to the Fund is limited to the ability of the seller to pay the agreed-upon sum on the repurchase date; in the event of default, the repurchase agreement provides that the affected Fund is entitled to sell the underlying collateral. If the value of the collateral declines after the agreement is entered into, however, and if the seller defaults under a repurchase agreement when the value of the underlying collateral is less than the repurchase price, the Fund could incur a loss of both principal and interest. The portfolio managers monitor the value of the collateral at the time the action is entered into and at all times during the term of the repurchase agreement. The portfolio managers do so in an effort to determine that the value of the collateral always equals or exceeds the agreed-upon repurchase price to be paid to the Fund. If the seller were to be subject to a federal bankruptcy proceeding, the ability of the Fund to liquidate the collateral could be delayed or impaired because of certain provisions of the bankruptcy laws.

             (5) The Fund may invest in bank time deposits, which are monies kept on deposit with banks or savings and loan associations for a stated period of time at a fixed rate of interest. There may be penalties for the early withdrawal of such time deposits, in which case the yields of these investments will be reduced.

             (6) The Fund may invest in commercial paper, which are short-term unsecured promissory notes, including variable rate master demand notes issued by corporations to finance their current operations. Master demand notes are direct lending arrangements between the Fund and a corporation. There is no secondary market for the notes. However, they are redeemable by the Fund at any time. The Fund's portfolio managers will consider the financial condition of the corporation (e.g., earning power, cash flow and other liquidity ratios) and will continuously monitor the corporation's ability to meet all of its financial obligations, because the Fund's liquidity might be impaired if the corporation were unable to pay principal and interest on demand. The Fund may invest in commercial paper only if its has received the highest rating from at least one nationally recognized statistical rating organization or, if unrated, judged by First Trust to be of comparable quality.

             (7) The Fund may invest in shares of money market funds, as consistent with its investment objective and policies. Shares of money market funds are subject to management fees and other expenses of those funds. Therefore, investments in money market funds will cause the Fund to bear proportionately the costs incurred by the money market funds' operations. At the same time, the Fund will continue to pay its own management fees and expenses with respect to all of its assets, including any portion invested in the shares of other investment companies. Although money market funds that operate in accordance with Rule 2a-7 under the 1940 Act seek to preserve a $1.00 share price (until October 2016, when amended Rule 2a-7 will require share prices of non-government money market funds to be valued at their floating net asset value), it is possible for the Fund to lose money by investing in money market funds.

      High Yield Securities. The ETFs in which the Fund invests may invest in high yield securities, which are commonly referred to as "junk" bonds and are rated below investment grade at the time of purchase. The ratings of a rating agency represent its opinion as to the quality of securities it undertakes to rate. Ratings are not absolute standards of quality; consequently, securities with the same maturity, duration, coupon, and rating may have different yields. For purposes of determining whether a security is below investment grade, the lowest available rating will be considered.

      Because the risk of default is higher for below investment grade securities than investment grade securities, the underlying ETFs' research and credit analysis will be an especially important part of managing securities of this type. The underlying ETFs will attempt to identify those issuers of below investment grade securities whose financial condition the ETFs believe are adequate to meet future obligations or who have improved or are expected to improve in the future. The underlying ETFs' analysis primarily focuses on valuation and credit quality. Factors considered include, but are not limited to, interest or dividend coverage, balance sheet leverage, free cash flow, asset coverage, earnings prospects, relative value and the experience and managerial strength of the issuer.

      Illiquid Securities: The Fund may invest in illiquid securities (i.e., securities that cannot be disposed of by the Fund within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the securities). For purposes of this restriction, illiquid securities include, but are not limited to, certain restricted securities (securities the disposition of which is restricted under the federal securities laws); securities that may only be resold pursuant to Rule 144A under the 1933 Act but that are deemed to be illiquid; and repurchase agreements with maturities in excess of seven days. However, the Fund will not acquire illiquid securities if, as a result, such securities would comprise more than 15% of the value of the Fund's net assets. The Board of Trustees or its delegate has the ultimate authority to determine, to the extent permissible under the federal securities laws, which securities are liquid or illiquid for purposes of this 15% limitation. The Board of Trustees has delegated to First Trust the day-to-day determination of the illiquidity of any equity or fixed income security, although it has retained oversight for such determinations. With respect to Rule 144A securities, First Trust considers factors such as (i) the nature of the market for a security (including the institutional private resale market, the frequency of trades and quotes for the security, the number of dealers willing to purchase or sell the security, the amount of time normally needed to dispose of the security, the method of soliciting offers and the mechanics of transfer),
(ii) the terms of certain securities or other instruments allowing for the disposition to a third party or the issuer thereof (e.g., certain repurchase obligations and demand instruments), and (iii) other permissible relevant factors.

      Restricted securities may be sold only in privately negotiated transactions or in a public offering with respect to which a registration statement is in effect under the 1933 Act. Where registration is required, the Fund may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time the Fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Fund might obtain a less favorable price than that which prevailed when it decided to sell. Illiquid securities will be priced at fair value as determined in good faith under procedures adopted by the Board of Trustees. If, through the appreciation of illiquid securities or the depreciation of liquid securities, the Fund should be in a position where more than 15% of the value of its net assets are invested in illiquid securities, including restricted securities which are not readily marketable, the Board will require the Fund to take such steps as necessary to reduce the amount of illiquid securities held by the Fund to below 15% of net assets.

      Investment Companies and Pooled Investment Vehicles. The invests in other pooled investment vehicles, including ETFs. As a shareholder in a pooled investment vehicle, the Fund will bear its ratable share of that vehicle's expenses, and would remain subject to payment of that vehicle's management fees with respect to assets so invested. Normally shareholders are subject to duplicative expenses to the extent the Fund invests in other pooled investment vehicles. In addition, the Fund will incur brokerage costs when purchasing and selling shares of ETFs and closed-end funds. Other pooled investment vehicles may be leveraged, and the net asset value and market value of their securities will therefore be more volatile and the yield to shareholders will tend to fluctuate more than the yield of unleveraged pooled investment vehicles.

      The Fund may invest in the securities of ETFs in excess of the limits imposed under the 1940 Act pursuant to exemptive orders obtained by First Trust and certain ETFs and their sponsors from the SEC. An ETF is a fund that holds a portfolio of securities and trades on a securities exchange and its shares may, at times, trade at a premium or discount to its net asset value. Additionally, the Fund may invest in certain investment companies in excess of the limits imposed under the 1940 Act, subject to certain terms and conditions, pursuant to an exemptive order that the SEC has issued to the Trust.

      Loans. The Fund may invest in ETFs that invest in fixed and floating rate loans ("Loans"). Loans may include senior floating rate loans ("Senior Loans") and secured and unsecured loans, second lien or more junior loans and bridge loans ("Junior Loans"). Loans are typically arranged through private negotiations between borrowers in the United States or in foreign or emerging markets which are generally corporate issuers ("Obligors") and one or more financial institutions and other lenders ("Lenders"). The underlying ETFs may invest in Loans by purchasing assignments of all or a portion of Loans ("Assignments") or Loan participations ("Participations") from third parties.

      An underlying ETF has direct rights against the Obligor on the Loan when it purchases an Assignment. Assignments are arranged through private negotiations between potential assignees and potential assignors. With respect to Participations, typically, the underlying ETF will have a contractual relationship only with the Lender and not with the Obligor. The agreement governing Participations may limit the rights of the Fund to vote on certain changes which may be made to the Loan agreement, such as waiving a breach of a covenant. However, the holder of a Participation will generally have the right to vote on certain fundamental issues such as changes in principal amount, payment dates and interest rate. Participations may entail certain risks relating to the creditworthiness of the parties from which the participations are obtained.

      A Loan is typically originated, negotiated and structured by a U.S. or foreign commercial bank, insurance company, finance company or other financial institution (the "Agent") for a group of Loan investors. The Agent typically administers and enforces the Loan on behalf of the other Loan investors in the syndicate. The Agent's duties may include responsibility for the collection of principal and interest payments from the Obligor and the apportionment of these payments to the credit of all Loan investors. The Agent is also typically responsible for monitoring compliance with the covenants contained in the Loan agreement based upon reports prepared by the Obligor. In addition, an institution, typically but not always the Agent, holds any collateral on behalf of the Loan investors. In the event of a default by the Obligor, it is possible, though unlikely, that an underlying ETF could receive a portion of the borrower's collateral. If the underlying ETF receives collateral other than cash, any proceeds received from liquidation of such collateral will be available for investment as part of the Fund's portfolio.

      In the process of buying, selling and holding Senior Loans, an underlying ETF may receive and/or pay certain fees. These fees are in addition to interest payments received and may include facility fees, commitment fees, commissions and prepayment penalty fees. When an underlying ETF buys or sells a Loan it may pay a fee. In certain circumstances, an underlying ETF may receive a prepayment penalty fee upon prepayment of a Loan.

      There may be instances in which an underlying ETF is required to vote upon amendments to certain of the Loans in which it invests. In these cases, the underlying ETF will attempt to ensure that such amendments are voted consistently and solely in the best interests of the an underlying ETF.

      Additional Information Concerning Senior Loans. The Fund invests in ETFs that may invest in Senior Loans, which typically hold the most senior position in the capital structure of the Obligor, are typically secured with specific collateral and have a claim on the assets and/or stock of the Obligor that is senior to that held by subordinated debt-holders and shareholders of the Obligor. Collateral for Senior Loans may include (i) working capital assets, such as accounts receivable and inventory; (ii) tangible fixed assets, such as real property, buildings and equipment; (iii) intangible assets, such as trademarks and patent rights; and/or (iv) security interests in shares of stock of subsidiaries or affiliates.

      Municipal Bonds. The two general classifications of municipal bonds are "general obligation" bonds and "revenue" bonds. General obligation bonds are secured by the governmental issuer's pledge of its faith, credit and taxing power for the payment of principal and interest upon a default by the issuer of its principal and interest payment obligations. They are usually paid from general revenues of the issuing governmental entity. Revenue bonds, on the other hand, are usually payable only out of a specific revenue source rather than from general revenues. Revenue bonds ordinarily are not backed by the faith, credit or general taxing power of the issuing governmental entity. The principal and interest on revenue bonds for private facilities are typically paid out of rents or other specified payments made to the issuing governmental entity by a private company which uses or operates the facilities. Examples of these types of obligations are industrial revenue bond and pollution control revenue bonds. Industrial revenue bonds are issued by governmental entities to provide financing aid to community facilities such as hospitals, hotels, business or residential complexes, convention halls and sport complexes. Pollution control revenue bonds are issued to finance air, water and solids pollution control systems for privately operated industrial or commercial facilities.

      Revenue bonds for private facilities usually do not represent a pledge of the credit, general revenues or taxing powers of issuing governmental entity. Instead, the private company operating the facility is the sole source of payment of the obligation. Sometimes, the funds for payment of revenue bonds come solely from revenue generated by operation of the facility. Federal income tax laws place substantial limitations on industrial revenue bonds, and particularly certain specified private activity bonds issued after August 7, 1986. In the future, legislation could be introduced in Congress which could further restrict or eliminate the income tax exemption for interest on debt obligations in which the underlying ETFs may invest.

      Non-U.S. Investments. The ETFs in which the Fund invests invest in non-U.S. securities, which may include securities denominated in non-U.S. currencies. Non-U.S. debt securities in which an underlying ETF may invest include debt securities issued or guaranteed by companies organized under the laws of countries other than the United States (including emerging markets), debt securities issued or guaranteed by foreign, national, provincial, state, municipal or other governments with taxing authority or by their agencies or instrumentalities and debt obligations of supranational governmental entities such as the World Bank or European Union. Non-U.S. debt securities also include

U.S. dollar-denominated debt obligations, such as "Yankee Dollar" obligations, of foreign issuers and of supra-national government entities. Yankee Dollar obligations are U.S. dollar-denominated obligations issued in the U.S. capital markets by foreign corporations, banks and governments. Foreign debt securities also may be traded on foreign securities exchanges or in over-the-counter ("OTC") capital markets. An underlying ETF's non-U.S. investments may be denominated in currencies other than the U.S. dollar. To the extent an underlying ETF invests in such instruments, the value of the assets of the Fund as measured in U.S. dollars will be affected by changes in exchange rates. Generally, an underlying ETF's currency exchange transactions will be conducted on a spot (i.e., cash) basis at the spot rate prevailing in the currency exchange market. The cost of an underlying ETF's currency exchange transactions will generally be the difference between the bid and offer spot rate of the currency being purchased or sold. In order to protect against uncertainty in the level of future currency exchange rates, an underlying ETF is authorized to enter into various currency exchange transactions.

      U.S. Government Securities: The Fund may invest in U.S. government securities, including bills, notes and bonds differing as to maturity and rates of interest, which are either issued or guaranteed by the U.S. Treasury or by U.S. government agencies or instrumentalities. U.S. government agency securities include securities issued by: (a) the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of United States, Small Business Administration, and the Government National Mortgage Association, whose securities are supported by the full faith and credit of the United States; (b) the Federal Home Loan Banks, Federal Intermediate Credit Banks, and the Tennessee Valley Authority, whose securities are supported by the right of the agency to borrow from the U.S. Treasury; (c) Federal National Mortgage Association ("FNMA" or "Fannie Mae") and Federal Home Loan Mortgage Corporation ("FHLMC" or "Freddie Mac") which are government-sponsored organizations owned entirely by private stockholders and whose securities are guaranteed as to principal and interest by the federal government; and (d) the Student Loan Marketing Association, whose securities are supported only by its credit. In September 2008, FNMA was placed into conservatorship overseen by the Federal Housing Finance Agency ("FHFA"). As conservator, FHFA will succeed to the rights, titles, powers and privileges of FNMA and any stockholder, officer or director of the company with respect to FNMA and its assets and title to all books, records and company assets held by any other custodian or third party. FHFA is charged with operating FNMA. While the U.S. government provides financial support to such U.S. government-sponsored agencies or instrumentalities, no assurance can be given that it always will do so since it is not so obligated by law. The U.S. government, its agencies, and instrumentalities do not guarantee the market value of their securities, and consequently, the value of such securities may fluctuate.

PORTFOLIO TURNOVER

      The Fund buys and sells portfolio securities in the normal course of their investment activities. The proportion of the Fund's investment portfolio that is bought and sold during a year is known as the Fund's portfolio turnover rate. A turnover rate of 100% would occur, for example, if the Fund bought and sold securities valued at 100% of its net assets within one year. A high portfolio turnover rate could result in the payment by the Fund of increased brokerage costs, expenses and taxes.

                              SUBLICENSE AGREEMENT

      The Trust, on behalf of the Fund, relies on a product license agreement (the "Product License Agreement") by and between the Index Provider and First Trust and a related sublicense agreement (the "Sublicense Agreement") with First Trust that grants the Trust, on behalf of the Fund, a non-exclusive and non-transferable sublicense to use certain intellectual property of the Index Provider, in connection with the issuance, distribution, marketing and/or promotion of the Fund. Pursuant to the Sublicense Agreement, the Fund has agreed to be bound by certain provisions of the Product License Agreement. Pursuant to the Product License Agreement, First Trust will pay the Index Provider an annual license fee. Under the Sublicense Agreement, the Fund will reimburse First Trust for its costs associated with the Product License Agreement.

      DISCLAIMERS

      First Trust does not guarantee the accuracy and/or the completeness of the Index or any data included therein, and First Trust shall have no liability for any errors, omissions or interruptions therein. First Trust makes no warranty, express or implied, as to results to be obtained by the Fund, owners of the shares of the Fund or any other person or entity from the use of the Index or any data included therein. First Trust makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Index or any data included therein. Without limiting any of the foregoing, in no event shall First Trust have any liability for any special, punitive, direct, indirect or consequential damages (including lost profits) arising out of matters relating to the use of the Index, even if notified of the possibility of such damages.

      The Fund is not sponsored, endorsed, sold or promoted by the Dorsey, Wright & Associates, LLC ("Dorsey Wright"). Dorsey Wright makes no representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of trading in the Fund. Dorsey Wright's only relationship to First Trust is the licensing of certain trademarks and trade names of Dorsey Wright and of the Index, which is determined, composed and calculated by Dorsey Wright, or its agent, without regard to First Trust or the Fund. Dorsey Wright has no obligation to take the needs of First Trust or the owners of the Fund into consideration in determining, composing or calculating the Index. Dorsey Wright is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the Fund to be listed or in the determination or calculation of the equation by which shares of the Fund is to be converted into cash. Dorsey Wright has no obligation or liability in connection with the administration, marketing or trading of the Fund.

      DORSEY WRIGHT DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE INDEX OR ANY DATA INCLUDED THEREIN AND DORSEY WRIGHT SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. DORSEY WRIGHT MAKES NO

WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY FIRST TRUST, OWNERS OF THE FUND, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE INDEX OR ANY DATA INCLUDED THEREIN. DORSEY WRIGHT MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE INDEX OR ANY DATA INCLUDED THEREIN, WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL DORSEY WRIGHT HAVE ANY LIABILITY FOR ANY LOST PROFITS OR INDIRECT, PUNITIVE, SPECIAL OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES. THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN DORSEY WRIGHT AND FIRST TRUST.

                                INVESTMENT RISKS

      The following risk disclosure supplements the discussion of the Fund's investment risks that appears in the Prospectus.

Overview

      An investment in the Fund should be made with an understanding of the risks that an investment in the Fund's shares entails, including the risk that the financial condition of the issuers of the equity securities held by the ETFs in which the Fund invests or the general condition of the securities market may worsen and the value of the equity securities and therefore the value of the Fund may decline. The Fund may not be an appropriate investment for those who are unable or unwilling to assume the risks involved generally with such an investment. The past market and earnings performance of any of ETFs or cash or cash equivalents included in the Fund are not predictive of their future performance.

Common Stocks Risk

      Equity securities are especially susceptible to general market movements and to volatile increases and decreases of value as market confidence in and perceptions of the issuers change. These perceptions are based on unpredictable factors including expectations regarding government, economic, monetary and fiscal policies, inflation and interest rates, economic expansion or contraction, and global or regional political, economic or banking crises. First Trust cannot predict the direction or scope of any of these factors. Shareholders of common stocks have rights to receive payments from the issuers of those common stocks that are generally subordinate to those of creditors of, or holders of debt obligations or preferred stocks of, such issuers.

      Shareholders of common stocks of the type held by the underlying ETFs have a right to receive dividends only when and if, and in the amounts, declared by the issuer's board of directors and have a right to participate in amounts available for distribution by the issuer only after all other claims on the issuer have been paid. Common stocks do not represent an obligation of the issuer and, therefore, do not offer any assurance of income or provide the same degree of protection of capital as do debt securities. The issuance of additional debt securities or preferred stock will create prior claims for payment of principal, interest and dividends which could adversely affect the ability and inclination of the issuer to declare or pay dividends on its common stock or the rights of holders of common stock with respect to assets of the issuer upon liquidation or bankruptcy. The value of common stocks is subject to market fluctuations for as long as the common stocks remain outstanding, and thus the value of the equity securities in the underlying ETFs will fluctuate over the life of the ETFs and may be more or less than the price at which they were purchased by the underlying ETFs. The equity securities held in the underlying ETFs may appreciate or depreciate in value (or pay dividends) depending on the full range of economic and market influences affecting these securities, including the impact of an underlying ETF's purchase and sale of the equity securities and other factors.

      Holders of common stocks incur more risk than holders of preferred stocks and debt obligations because common stockholders, as owners of the entity, have generally inferior rights to receive payments from the issuer in comparison with the rights of creditors of, or holders of debt obligations or preferred stocks issued by, the issuer. Cumulative preferred stock dividends must be paid before common stock dividends and any cumulative preferred stock dividend omitted is added to future dividends payable to the holders of cumulative preferred stock. Preferred stockholders are also generally entitled to rights on liquidation which are senior to those of common stockholders.

Currency Risk

      Changes in currency exchange rates may affect the net asset value, the value of dividends and interest earned, and gains and losses realized on the sale of securities.

Cyber Security Risk

      As the use of Internet technology has become more prevalent in the course of business, the Fund has become more susceptible to potential operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cyber security breaches may involve unauthorized access to the Fund's digital information systems through "hacking" or malicious software coding, but may also result from outside attacks such as denial-of-service attacks through efforts to make network services unavailable to intended users. In addition, cyber security breaches of the Fund's third party service providers, such as its administrator, transfer agent, custodian or sub-advisor, as applicable, or issuers in which the Fund invests, can also subject the Fund to many of the same risks associated with direct cyber security breaches. The Fund has established risk management systems designed to reduce the risks associated with cyber security. However, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cyber security systems of issuers or third party service providers.

Depositary Receipts Risk

      The ETFs in which the Fund invests may hold securities of certain non-U.S. companies in the form of depositary receipts. Depositary receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. American depositary receipts ("ADRs") are receipts typically issued by an American bank or trust company that evidence ownership of underlying securities issued by a foreign corporation. European depositary receipts ("EDRs") are receipts issued by a European bank or trust company evidencing ownership of securities issued by a foreign corporation. New York shares are typically issued by a company incorporated in the Netherlands and represent a direct interest in the company. Unlike traditional depositary receipts, New York share programs do not involve custody of the Dutch shares of the company. Global depositary receipts ("GDRs") are receipts issued throughout the world that evidence a similar arrangement. ADRs, EDRs and GDRs may trade in foreign currencies that differ from the currency the underlying security for each ADR, EDR or GDR principally trades in. Global shares are the actual (ordinary) shares of a non-U.S. company which trade both in the home market and the United States. Generally, ADRs and New York shares, in registered form, are designed for use in the U.S. securities markets. EDRs, in registered form, are used to access European markets. GDRs, in registered form, are tradable both in the United States and in Europe and are designed for use throughout the world. Global shares are represented by the same share certificate in the United States and the home market. Separate registrars in the United States and the home country are maintained. In most cases, purchases occurring on a U.S. exchange would be reflected on the U.S. registrar. Global shares may also be eligible to list on exchanges in addition to the United States and the home country. The Fund may hold unsponsored depositary receipts. The issuers of unsponsored depositary receipts are not obligated to disclose material information in the United States; therefore, there may be less information available regarding such issuers and there may not be a correlation between such information and the market value of the depositary receipts.

Fixed Income Securities Risk

      The risks of investing in fixed income securities, including the bonds in which the underlying ETFs may invest, include: the risk that an issuer or guarantor of a security will be unable to pay some or all of the principal and interest when due (credit risk); the risk that an underlying ETF may not be able to sell some or all of the securities its holds, either at the price it values the security or at any price (liquidity risk); and the risk that the rates of interest income generated by the fixed income investments of the underlying ETFs may decline due to a decrease in market interest rates and that the market prices of the fixed income investments of the underlying ETFs may decline due to an increase in market interest rates (interest rate risk).

      The debt securities in which the underlying ETFs may invest may provide for fixed or variable principal payments and various types of interest rate and reset terms, including fixed rate, adjustable rate, zero coupon, contingent, deferred, payment-in-kind and auction rate features. Certain debt securities are "perpetual" in that they have no maturity date. Certain debt securities are zero coupon bonds. A zero coupon bond is a bond that does not pay interest either for the entire life of the obligations or for an initial period after the issuance of the obligation.

High-Yield Securities Risk

      The ETFs in which the Fund invests may invest in securities that are not rated by a Nationally Recognized Statistical Rating Organization ("NRSRO"), registered with the SEC or any state securities commission or listed on any national securities exchange. To the extent that such high-yield securities are rated, they typically will be rated below-investment grade and are subject to an increased risk of default in the payment of principal and interest as well as other risks.

Liquidity Risk

      Whether or not the equity securities comprising the ETFs in which the Fund are listed on a securities exchange, the principal trading market for certain of the equity securities in which the underlying ETFs invest may be in the OTC market. As a result, the existence of a liquid trading market for the equity securities may depend on whether dealers will make a market in the equity securities. There can be no assurance that a market will be made for any of the equity securities, that any market for the equity securities will be maintained or that there will be sufficient liquidity of the equity securities in any markets made. The price at which the equity securities are held in the underlying ETFs will be adversely affected if trading markets for the equity securities are limited or absent.

Litigation Risk

      At any time litigation may be instituted on a variety of grounds with respect to the ETFs held by the Fund. The Fund is unable to predict whether litigation that has been or will be instituted might have a material adverse effect on the Fund.

Non-U.S. Securities Risk

      An investment in non-U.S. securities involves risks in addition to the usual risks inherent in domestic investments, including currency risk. The value of a non-U.S. security in U.S. dollars tends to decrease when the value of the U.S. dollar rises against the non-U.S. currency in which the security is denominated and tends to increase when the value of the U.S. dollar falls against such currency. Non-U.S. securities are affected by the fact that in many countries there is less publicly available information about issuers than is available in the reports and ratings published about companies in the United States and companies may not be subject to uniform accounting, auditing and financial reporting standards. Other risks inherent in non-U.S. investments include expropriation; confiscatory taxation; withholding taxes on dividends and interest; less extensive regulation of non-U.S. brokers, securities markets and issuers; diplomatic developments; and political or social instability. Non-U.S. economies may differ favorably or unfavorably from the U.S. economy in various respects, and many non-U.S. securities are less liquid and their prices tend to be more volatile than comparable U.S. securities. From time to time, non-U.S. securities may be difficult to liquidate rapidly without adverse price effects.

                             MANAGEMENT OF THE FUND

TRUSTEES AND OFFICERS

      The general supervision of the duties performed for the Fund under the investment management agreement and sub-advisory agreements is the responsibility of the Board of Trustees. There are five Trustees of the Trust, one of whom is an "interested person" (as the term is defined in the 1940 Act) and four of whom are Trustees who are not officers or employees of First Trust or any of its affiliates ("Independent Trustees"). The Trustees set broad policies for the Fund, choose the Trust's officers and hire the Trust's investment advisor and sub-advisors. The officers of the Trust manage its day-to-day operations and are responsible to the Trust's Board of Trustees. The following is a list of the Trustees and executive officers of the Trust and a statement of their present positions and principal occupations during the past five years, the number of portfolios each Trustee oversees and the other directorships they have held during the past five years, if applicable. Each Trustee has been elected for an indefinite term. The officers of the Trust serve indefinite terms. Each Trustee, except for James A. Bowen, is an Independent Trustee. Mr. Bowen is deemed an "interested person" (as that term is defined in the 1940 Act) ("Interested Trustee") of the Trust due to his position as Chief Executive Officer of First Trust, investment advisor to the Fund.

                                                                                                 NUMBER OF
                                                                                                 PORTFOLIOS         OTHER
                                                                                                IN THE FIRST   TRUSTEESHIPS OR
                                                    TERM OF OFFICE                               TRUST FUND     DIRECTORSHIPS
                                                    AND YEAR FIRST                                COMPLEX      HELD BY TRUSTEE
       NAME, ADDRESS              POSITION AND        ELECTED OR       PRINCIPAL OCCUPATIONS    OVERSEEN BY    DURING THE PAST
     AND DATE OF BIRTH         OFFICES WITH TRUST      APPOINTED        DURING PAST 5 YEARS       TRUSTEE          5 YEARS

Trustee Who Is an Interested
Person of the Trust
----------------------------

James A. Bowen(1)              Chairman of the      o Indefinite      Chief Executive           117            None
120 East Liberty Drive,        Board and Trustee      term            Officer (December 2010    Portfolios
  Suite 400                                                           to present), President
Wheaton, IL 60187                                                     (until December 2010),
D.O.B.: 09/55                                       o Since           First Trust Advisors
                                                      inception       L.P. and First Trust
                                                                      Portfolios L.P.;
                                                                      Chairman of the Board
                                                                      of Directors, BondWave
                                                                      LLC (Software
                                                                      Development
                                                                      Company/Investment
                                                                      Advisor) and
                                                                      Stonebridge Advisors
                                                                      LLC (Investment
                                                                      Advisor)

                                                                                                 NUMBER OF
                                                                                                 PORTFOLIOS         OTHER
                                                                                                IN THE FIRST   TRUSTEESHIPS OR
                                                    TERM OF OFFICE                               TRUST FUND     DIRECTORSHIPS
                                                    AND YEAR FIRST                                COMPLEX      HELD BY TRUSTEE
       NAME, ADDRESS              POSITION AND        ELECTED OR       PRINCIPAL OCCUPATIONS    OVERSEEN BY    DURING THE PAST
     AND DATE OF BIRTH         OFFICES WITH TRUST      APPOINTED        DURING PAST 5 YEARS       TRUSTEE          5 YEARS

Independent Trustees
----------------------------

Richard E. Erickson            Trustee              o Indefinite      Physician; President,     117            None
c/o First Trust Advisors                              term            Wheaton Orthopedics;      Portfolios
L.P.                                                                  Limited Partner,
120 East Liberty Drive,                                               Gundersen Real Estate
  Suite 400                                         o Since           Limited Partnership;
Wheaton, IL 60187                                     inception       Member, Sportsmed LLC
D.O.B.: 04/51



Thomas R. Kadlec               Trustee              o Indefinite      President (March 2010     117            Director of
c/o First Trust Advisors                              term            to present), Senior       Portfolios     ADM Investor
L.P.                                                                  Vice President and                       Services,
120 East Liberty Drive,                             o Since           Chief Financial                          Inc., ADM
  Suite 400                                           inception       Officer (May 2007 to                     Investor
Wheaton, IL 60187                                                     March 2010), ADM                         Services
D.O.B.: 11/57                                                         Investor Services,                       International
                                                                      Inc. (Futures                            and Futures
                                                                      Commission Merchant)                     Industry
                                                                                                               Association

Robert F. Keith                Trustee              o Indefinite      President (2003 to        117            Director of
c/o First Trust Advisors                              term            present), Hibs            Portfolios     Trust Company
L.P.                                                                  Enterprises (Financial                   of Illinois
120 East Liberty Drive,                             o Since           and Management
  Suite 400                                           inception       Consulting)
Wheaton, IL 60187
D.O.B.: 11/56

Niel B. Nielson                Trustee              o Indefinite      Managing Director and     117            Director of
c/o First Trust Advisors                              term            Chief Operating           Portfolios     Covenant
L.P.                                                                  Officer (January 2015                    Transport Inc.
120 East Liberty Drive,                             o Since           to present), Pelita                      (May 2003 to
  Suite 400                                           inception       Harapan Educational                      May 2014)
Wheaton, IL 60187                                                     Foundation
D.O.B.: 03/54                                                         (Educational Products
                                                                      and Services);
                                                                      President and Chief
                                                                      Executive Officer
                                                                      (June 2012 to
                                                                      September 2014),
                                                                      Servant Interactive
                                                                      LLC (Educational
                                                                      Products and
                                                                      Services); President
                                                                      and Chief Executive
                                                                      Officer (June 2012 to
                                                                      September 2014), Dew
                                                                      Learning LLC
                                                                      (Educational Products
                                                                      and Services);
                                                                      President (June 2002
                                                                      to June 2012),
                                                                      Covenant College

                                                                                                 NUMBER OF
                                                                                                 PORTFOLIOS         OTHER
                                                                                                IN THE FIRST   TRUSTEESHIPS OR
                                                    TERM OF OFFICE                               TRUST FUND     DIRECTORSHIPS
                                                    AND YEAR FIRST                                COMPLEX      HELD BY TRUSTEE
       NAME, ADDRESS              POSITION AND        ELECTED OR       PRINCIPAL OCCUPATIONS    OVERSEEN BY    DURING THE PAST
     AND DATE OF BIRTH         OFFICES WITH TRUST      APPOINTED        DURING PAST 5 YEARS       TRUSTEE          5 YEARS

Officers of the Trust
----------------------------

Mark R. Bradley                President and        o Indefinite      Chief Financial           N/A            N/A
120 East Liberty Drive,        Chief Executive        term            Officer, Chief
  Suite 400                    Officer                                Operating Officer
Wheaton, IL 60187                                                     (December 2010 to
D.O.B.: 11/57                                       o Since           present), First Trust
                                                      inception       Advisors L.P. and
                                                                      First Trust Portfolios
                                                                      L.P.; Chief Financial
                                                                      Officer, BondWave LLC
                                                                      (Software Development
                                                                      Company/Investment
                                                                      Advisor) and
                                                                      Stonebridge Advisors
                                                                      LLC (Investment
                                                                      Advisor)


James M. Dykas                 Treasurer, Chief     o Indefinite      Controller                N/A            N/A
120 East Liberty Drive,        Financial Officer      term            (January 2011 to
  Suite 400                    and Chief                              present), Senior Vice
Wheaton, IL 60187              Accounting           o Since           President (April 2007
D.O.B.: 01/66                  Officer                inception       to present), First
                                                                      Trust Advisors L.P.
                                                                      and First Trust
                                                                      Portfolios L.P.


W. Scott Jardine               Secretary and        o Indefinite      General Counsel, First    N/A            N/A
120 East Liberty Drive,        Chief Legal            term            Trust Advisors L.P.
  Suite 400                    Officer                                and First Trust
Wheaton, IL 60187                                   o Since           Portfolios L.P.;
D.O.B.: 05/60                                         inception       Secretary and General
                                                                      Counsel, BondWave LLC
                                                                      (Software Development
                                                                      Company/Investment
                                                                      Advisor) and
                                                                      Secretary, Stonebridge
                                                                      Advisors LLC
                                                                      (Investment Advisor)

Daniel J. Lindquist            Vice President       o Indefinite      Managing Director         N/A            N/A
120 East Liberty Drive,                               term            (July
  Suite 400                                                           2012 to present),
Wheaton, IL 60187                                   o Since           Senior
D.O.B.: 02/70                                         inception       Vice President
                                                                      (September
                                                                      2005 to July 2012),
                                                                      First
                                                                      Trust Advisors L.P.
                                                                      and First Trust
                                                                      Portfolios L.P.

Kristi A. Maher                Chief Compliance     o Indefinite      Deputy General            N/A            N/A
120 East Liberty Drive,        Officer and            term            Counsel,  First Trust
  Suite 400                    Assistant                              Advisors L.P. and
Wheaton, IL 60187              Secretary            o Since           First Trust Portfolios
D.O.B.: 12/66                                         inception       L.P.

Roger F. Testin                Vice President       o Indefinite      Senior Vice President     N/A            N/A
120 East Liberty Drive,                               term            (November 2003 to
  Suite 400                                                           present), First Trust
Wheaton, IL 60187                                   o Since           Advisors L.P. and
D.O.B.: 06/66                                         inception       First Trust Portfolios
                                                                      L.P.

--------------------
(1) Mr. Bowen is deemed an "interested person" of the Trust due to his position as Chief Executive Officer of First Trust, investment advisor of the Fund.

UNITARY BOARD LEADERSHIP STRUCTURE

      Each Trustee serves as a trustee of all open-end and closed-end funds in the First Trust Fund Complex (as defined below), which is known as a "unitary" board leadership structure. Each Trustee currently serves as a trustee of the Trust and First Trust Series Fund, open-end funds with six portfolios advised by First Trust; First Trust Senior Floating Rate Income Fund II, Macquarie/First Trust Global Infrastructure/Utilities Dividend & Income Fund, First Trust Energy Income and Growth Fund, First Trust Enhanced Equity Income Fund, First Trust/Aberdeen Global Opportunity Income Fund, First Trust Mortgage Income Fund, First Trust Strategic High Income Fund II, First Trust/Aberdeen Emerging Opportunity Fund, First Trust Specialty Finance and Financial Opportunities Fund, First Trust Dividend and Income Fund, First Trust High Income Long/Short Fund, First Trust Energy Infrastructure Fund, First Trust MLP and Energy Income Fund, First Trust Intermediate Duration Preferred & Income Fund and First Trust New Opportunities MLP & Energy Fund, First Trust Dynamic Europe Equity Income Fund, closed-end funds advised by First Trust; and the First Trust Exchange-Traded Fund, First Trust Exchange-Traded Fund II, First Trust Exchange-Traded Fund III, First Trust Exchange-Traded Fund IV, First Trust Exchange Traded-Fund V, First Trust Exchange-Traded Fund VI, First Trust Exchange-Traded Fund VII, First Trust Exchange-Traded AlphaDEX(R) Fund and First Trust Exchange-Traded AlphaDEX(R) Fund II, exchange-traded funds with 95 portfolios advised by First Trust (each a "First Trust Fund" and collectively, the "First Trust Fund Complex"). None of the Trustees who are not "interested persons" of the Trust, nor any of their immediate family members, has ever been a director, officer or employee of, or consultant to, First Trust, First Trust Portfolios L.P. ("FTP") or their affiliates.

      The management of the Fund, including general supervision of the duties performed for the Fund under the investment management agreement between the Trust, on behalf of the Fund, and the Advisor, is the responsibility of the Board of Trustees. The Trustees of the Trust set broad policies for the Fund, choose the Trust's officers and hire the Fund's investment advisor and other service providers. The officers of the Trust manage the day to-day operations and are responsible to the Trust's Board. The Trust's Board is composed of four Independent Trustees and one Interested Trustee. The Interested Trustee, James
A. Bowen, serves as the Chairman of the Board for each fund in the First Trust Fund Complex.

      The same five persons serve as Trustees on the Trust's Board and on the Boards of all other First Trust Funds. The unitary board structure was adopted for the First Trust Funds because of the efficiencies it achieves with respect to the governance and oversight of the First Trust Funds. Each First Trust Fund is subject to the rules and regulations of the 1940 Act (and other applicable securities laws), which means that many of the First Trust Funds face similar issues with respect to certain of their fundamental activities, including risk management, portfolio liquidity, portfolio valuation and financial reporting. Because of the similar and often overlapping issues facing the First Trust Funds, including among the First Trust exchange-traded funds, the Board of the First Trust Funds believes that maintaining a unitary board structure promotes efficiency and consistency in the governance and oversight of all First Trust Funds and reduces the costs, administrative burdens and possible conflicts that may result from having multiple boards. In adopting a unitary board structure, the Trustees seek to provide effective governance through establishing a board the overall composition of which will, as a body, possess the appropriate skills, diversity, independence and experience to oversee the Fund's business.

      Annually, the Board reviews its governance structure and the committee structures, their performance and functions, and it reviews any processes that would enhance Board governance over the Fund's business. The Board has determined that its leadership structure, including the unitary board and committee structure, is appropriate based on the characteristics of the funds it serves and the characteristics of the First Trust Fund Complex as a whole.

      In order to streamline communication between the Advisor and the Independent Trustees and create certain efficiencies, the Board has a Lead Independent Trustee who is responsible for: (i) coordinating activities of the Independent Trustees; (ii) working with the Advisor, Fund counsel and the independent legal counsel to the Independent Trustees to determine the agenda for Board meetings; (iii) serving as the principal contact for and facilitating communication between the Independent Trustees and the Fund's service providers, particularly the Advisor; and (iv) any other duties that the Independent Trustees may delegate to the Lead Independent Trustee. The Lead Independent Trustee is selected by the Independent Trustees and serves a three year term or until his or her successor is selected.

      The Board has established four standing committees (as described below) and has delegated certain of its responsibilities to those committees. The Board and its committees meet frequently throughout the year to oversee the Fund's activities, review contractual arrangements with and performance of service providers, oversee compliance with regulatory requirements, and review Fund performance. The Independent Trustees are represented by independent legal counsel at all Board and committee meetings (other than meetings of the Executive Committee). Generally, the Board acts by majority vote of all the Trustees, including a majority vote of the Independent Trustees if required by applicable law.

      The three Committee Chairmen and the Lead Independent Trustee rotate every three years in serving as Chairman of the Audit Committee, the Nominating and Governance Committee or the Valuation Committee or as Lead Independent Trustee. The Lead Independent Trustee and immediate past Lead Independent Trustee also serve on the Executive Committee with the Interested Trustee.

      The four standing committees of the First Trust Fund Complex are: the Executive Committee (and Pricing and Dividend Committee), the Nominating and Governance Committee, the Valuation Committee and the Audit Committee. The Executive Committee, which meets between Board meetings, is authorized to exercise all powers of and to act in the place of the Board of Trustees to the extent permitted by the Trust's Declaration of Trust and By Laws. Such Committee is also responsible for the declaration and setting of dividends. Mr. Kadlec, Mr. Bowen and Mr. Keith are members of the Executive Committee.

      The Nominating and Governance Committee is responsible for appointing and nominating non-interested persons to the Trust's Board of Trustees. Messrs. Erickson, Kadlec, Keith and Nielson are members of the Nominating and Governance Committee. If there is no vacancy on the Board of Trustees, the Board will not actively seek recommendations from other parties, including shareholders. The Board of Trustees adopted a mandatory retirement age of 75 for Trustees, beyond which age Trustees are ineligible to serve. The Committee will not consider new trustee candidates who are 72 years of age or older. When a vacancy on the Board of Trustees occurs and nominations are sought to fill such vacancy, the Nominating and Governance Committee may seek nominations from those sources it deems appropriate in its discretion, including shareholders of the Fund. To submit a recommendation for nomination as a candidate for a position on the Board of Trustees, shareholders of the Fund should mail such recommendation to
W. Scott Jardine, Secretary, at the Trust's address, 120 East Liberty Drive, Suite 400, Wheaton, Illinois 60187. Such recommendation shall include the following information: (i) evidence of Fund ownership of the person or entity recommending the candidate (if a Fund shareholder); (ii) a full description of the proposed candidate's background, including education, experience, current employment and date of birth; (iii) names and addresses of at least three professional references for the candidate; (iv) information as to whether the candidate is an "interested person" in relation to the Fund, as such term is defined in the 1940 Act, and such other information that may be considered to impair the candidate's independence; and (v) any other information that may be helpful to the Committee in evaluating the candidate. If a recommendation is received with satisfactorily completed information regarding a candidate during a time when a vacancy exists on the Board or during such other time as the Nominating and Governance Committee is accepting recommendations, the recommendation will be forwarded to the Chairman of the Nominating and Governance Committee and to counsel to the Independent Trustees. Recommendations received at any other time will be kept on file until such time as the Nominating and Governance Committee is accepting recommendations, at which point they may be considered for nomination.

      The Valuation Committee is responsible for the oversight of the valuation procedures of the Fund (the "Valuation Procedures"), for determining the fair value of the Fund's securities or other assets under certain circumstances as described in the Valuation Procedures and for evaluating the performance of any pricing service for the Fund. Messrs. Erickson, Kadlec, Keith and Nielson are members of the Valuation Committee.

      The Audit Committee is responsible for overseeing the Fund's accounting and financial reporting process, the system of internal controls and audit process and for evaluating and appointing independent auditors (subject also to Board approval). Messrs. Erickson, Kadlec, Keith and Nielson serve on the Audit Committee.

EXECUTIVE OFFICERS

      The executive officers of the Trust hold the same positions with the Fund in the First Trust Fund Complex (representing 117 portfolios) as they hold with the Trust.

RISK OVERSIGHT

      As part of the general oversight of the Fund, the Board is involved in the risk oversight of the Fund. The Board has adopted and periodically reviews policies and procedures designed to address the Fund's risks. Oversight of investment and compliance risk, including oversight of any sub-advisors, is performed primarily at the Board level in conjunction with the Advisor's investment oversight group and the Trust's Chief Compliance Officer ("CCO"). Oversight of other risks also occurs at the committee level. The Advisor's investment oversight group reports to the Board at quarterly meetings regarding, among other things, Fund performance and the various drivers of such performance. The Board reviews reports on the Fund's and the service providers' compliance policies and procedures at each quarterly Board meeting and receives an annual report from the CCO regarding the operations of the Fund's and the service providers' compliance program. In addition, the Independent Trustees meet privately each quarter with the CCO. The Audit Committee reviews with the Advisor the Fund's major financial risk exposures and the steps the Advisor has taken to monitor and control these exposures, including the Fund's risk assessment and risk management policies and guidelines. The Audit Committee also, as appropriate, reviews in a general manner the processes other Board committees have in place with respect to risk assessment and risk management. The Nominating and Governance Committee monitors all matters related to the corporate governance of the Trust. The Valuation Committee monitors valuation risk and compliance with the Fund's Valuation Procedures and oversees the pricing services and actions by the Advisor's Pricing Committee with respect to the valuation of portfolio securities.

      Not all risks that may affect the Fund can be identified nor can controls be developed to eliminate or mitigate their occurrence or effects. It may not be practical or cost effective to eliminate or mitigate certain risks, the processes and controls employed to address certain risks may be limited in their effectiveness, and some risks are simply beyond the reasonable control of the Fund or the Advisor or other service providers. For instance, as the use of Internet technology has become more prevalent, the Fund and their service providers have become more susceptible to potential operational risks through breaches in cyber security (generally, intentional and unintentional events that may cause the Fund or a service provider to lose proprietary information, suffer data corruption or lose operational capacity). There can be no guarantee that any risk management systems established by the Fund, its service providers, or issuers of the securities in which the Fund invests to reduce cyber security risks will succeed, and the Fund cannot control such systems put in place by service providers, issuers or other third parties whose operations may affect the Fund and/or their shareholders. Moreover, it is necessary to bear certain risks (such as investment related risks) to achieve the Fund's goals. As a result of the foregoing and other factors, the Fund's ability to manage risk is subject to substantial limitations.

BOARD DIVERSIFICATION AND TRUSTEE QUALIFICATIONS

      As described above, the Nominating and Governance Committee of the Board oversees matters related to the nomination of Trustees. The Nominating and Governance Committee seeks to establish an effective Board with an appropriate range of skills and diversity, including, as appropriate, differences in background, professional experience, education, vocation, and other individual characteristics and traits in the aggregate. Each Trustee must meet certain basic requirements, including relevant skills and experience, time availability and, if qualifying as an Independent Trustee, independence from the Advisor and any sub-advisors, underwriters or other service providers, including any affiliates of these entities.

      Listed below for each current Trustee are the experiences, qualifications and attributes that led to the conclusion, as of the date of this SAI, that each current Trustee should serve as a Trustee in light of the Trust's business and structure.

      Richard E. Erickson, M.D., is an orthopedic surgeon and President of Wheaton Orthopedics. He also has been a co-owner and director of a fitness center and a limited partner of two real estate companies. Dr. Erickson has served as a Trustee of each First Trust Fund since its inception. Dr. Erickson has also served as the Lead Independent Trustee and on the Executive Committee (2008 - 2009), Chairman of the Nominating and Governance Committee (2003 -
2007), Chairman of the Audit Committee (2012 - 2013) and Chairman of the Valuation Committee (June 2006 - 2007 and 2010 - 2011) of the First Trust Funds. He currently serves as Chairman of the Nominating and Governance Committee (since January 1, 2014) of the First Trust Funds.

      Thomas R. Kadlec is President of ADM Investor Services Inc. ("ADMIS"), a futures commission merchant and wholly-owned subsidiary of the Archer Daniels Midland Company ("ADM"). Mr. Kadlec has been employed by ADMIS and its affiliates since 1990 in various accounting, financial, operations and risk management capacities. Mr. Kadlec serves on the boards of several international affiliates of ADMIS and is a member of ADM's Integrated Risk Committee, which is tasked with the duty of implementing and communicating enterprise-wide risk management. In 2014, Mr. Kadlec was elected to the board of the Futures Industry Association. Mr. Kadlec has served as a Trustee of each First Trust Fund since its inception. Mr. Kadlec also served on the Executive Committee from the organization of the first First Trust closed-end fund in 2003 until he was elected as the first Lead Independent Trustee in December 2005, serving as such through 2007. He also served as Chairman of the Valuation Committee (2008 -
2009), Chairman of the Audit Committee (2010 - 2011) and Chairman of the Nominating and Governance Committee (2012 - 2013). He currently serves as Lead Independent Trustee and on the Executive Committee (since January 1, 2014) of the First Trust Funds.

      Robert F. Keith is President of Hibs Enterprises, a financial and management consulting firm. Mr. Keith has been with Hibs Enterprises since 2003. Prior thereto, Mr. Keith spent 18 years with ServiceMaster and Aramark, including three years as President and COO of ServiceMaster Consumer Services, where he led the initial expansion of certain products overseas; five years as President and COO of ServiceMaster Management Services; and two years as President of Aramark ServiceMaster Management Services. Mr. Keith is a certified public accountant and also has held the positions of Treasurer and Chief Financial Officer of ServiceMaster, at which time he oversaw the financial aspects of ServiceMaster's expansion of its Management Services division into Europe, the Middle East and Asia. Mr. Keith has served as a Trustee of the First Trust Funds since June 2006. Mr. Keith has also served as the Chairman of the Audit Committee (2008 - 2009) and Chairman of the Nominating and Governance

Committee (2010 - 2011) of the First Trust Funds. He served as Lead Independent Trustee and on the Executive Committee (2012 - 2013) and currently serves as Chairman of the Valuation Committee (since January 1, 2014) and on the Executive Committee (since January 31, 2014) of the First Trust Funds.

      Niel B. Nielson, Ph.D., has been the Managing Director and Chief Operating Officer of Pelita Harapan Education Foundation, a global provider of educational products and services since January 2015. Mr. Nielson formerly served as the President and Chief Executive Officer of Dew Learning LLC from June 2012 through September 2014, President of Covenant College (2002 - 2012), and as a partner and trader (of options and futures contracts for hedging options) for Ritchie Capital Markets Group (1996 - 1997), where he held an administrative management position at this proprietary derivatives trading company. He also held prior positions in new business development for ServiceMaster Management Services Company and in personnel and human resources for NationsBank of North Carolina, N.A. and Chicago Research and Trading Group, Ltd. ("CRT"). His international experience includes serving as a director of CRT Europe, Inc. for two years, directing out of London all aspects of business conducted by the U.K. and European subsidiary of CRT. Prior to that, Mr. Nielson was a trader and manager at CRT in Chicago. Mr. Nielson has served as a Trustee of each First Trust Fund since its inception and of the First Trust Funds since 1999. Mr. Nielson has also served as the Chairman of the Audit Committee (2003 - 2006), Chairman of the Valuation Committee (2007 - 2008), Chairman of the Nominating and Governance Committee (2008 - 2009) and Lead Independent Trustee and a member of the Executive Committee (2010 - 2011). He currently serves as Chairman of the Audit Committee (since January 1, 2014) of the First Trust Funds.

      James A. Bowen is Chief Executive Officer of First Trust Advisors L.P. and First Trust Portfolios L.P. Mr. Bowen is involved in the day-to-day management of the First Trust Funds and serves on the Executive Committee. He has over 26 years of experience in the investment company business in sales, sales management and executive management. Mr. Bowen has served as a Trustee of each First Trust Fund since its inception and of the First Trust Funds since 1999.

      Each Independent Trustee is paid a fixed annual retainer of $125,000 per year and an annual per-fund fee of $4,000 for each closed-end fund or other actively managed fund and $1,000 for each index fund in the First Trust Fund Complex. The fixed annual retainer is allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Additionally, the Lead Independent Trustee is paid $15,000 annually, the Chairman of the Audit Committee is paid $10,000 annually, and each of the Chairmen of the Nominating and Governance Committee and the Valuation Committee is paid $5,000 annually to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Trustees are also reimbursed by the investment companies in the First Trust Fund Complex for travel and out-of-pocket expenses incurred in connection with all meetings.

      The following table sets forth the estimated compensation (including reimbursement for travel and out-of-pocket expenses) to be paid by the Fund for one fiscal year and the actual compensation paid by the First Trust Fund Complex to each of the Independent Trustees for the calendar year ended December 31,

2014, respectively. The Trust has no retirement or pension plans. The officers and Trustee who are "interested persons" as designated above serve without any compensation from the Trust. The Trust has no employees. Its officers are compensated by First Trust.

                                        ESTIMATED COMPENSATION FROM               TOTAL COMPENSATION FROM
 NAME OF TRUSTEE                                THE FUND(1)                   THE FIRST TRUST FUND COMPLEX(2)
 Richard E. Erickson                                $4,262                               $331,237
 Thomas R. Kadlec                                   $4,282                               $339,500
 Robert F. Keith                                    $4,272                               $332,800
 Niel B. Nielson                                    $4,272                               $340,356

--------------------
(1) The compensation paid by the Fund to the Independent Trustees for the fiscal year ended December 31, 2014 for services to the Fund of the Trust.

(2) The total compensation paid to the Independent Trustees for the calendar year ended December 31, 2014 for services to the 122 portfolios existing in 2014, consisted of 13 open-end mutual funds, 15 closed-end funds and 94 exchange-traded funds.

      The following table sets forth the dollar range of equity securities beneficially owned by the Trustees in the Fund and in other funds overseen by the Trustees in the First Trust Fund Complex as of December 31, 2014:

                                                                AGGREGATE DOLLAR RANGE OF EQUITY SECURITIES
                                                                  IN ALL REGISTERED INVESTMENT COMPANIES
                                DOLLAR RANGE OF EQUITY          OVERSEEN BY TRUSTEE IN THE FIRST TRUST FUND
TRUSTEE                         SECURITIES IN THE FUND                            COMPLEX

Interested Trustee:
James A. Bowen                            $0                                 $10,001 - $50,000
Independent Trustees:
Richard E. Erickson                       $0                                   Over $100,000
Thomas R. Kadlec                          $0                                   Over $100,000
Robert F. Keith                           $0                                   Over $100,000
Niel B. Nielson                           $0                                   Over $100,000

      As of the date of this SAI, the Independent Trustees and immediate family members did not own beneficially or of record any class of securities of the investment advisor or principal underwriter of the Fund or any person directly or indirectly controlling, controlled by, or under common control with the investment advisor or principal underwriter of the Fund.

      As of the date of this SAI, the officers and Trustees, in the aggregate, did not own any shares of the Fund.

      As of the date of this SAI, First Trust Portfolios was the sole shareholder of the Fund. As sole shareholder, First Trust Portfolios has the ability to control the outcome of any item presented to shareholders for approval.

      As of the date of this SAI, the Advisor did not own any shares of the Fund.

                                 CODE OF ETHICS

      To mitigate the possibility that the Fund will be adversely affected by personal trading of employees, the Trust, First Trust and FTP have adopted Codes of Ethics under Rule 17j-1 of the 1940 Act. These Codes contain policies restricting securities trading in personal accounts of the officers, Trustees and others who normally come into possession of information on portfolio transactions. These Codes are on public file with, and are available from, the SEC. An employee of First Trust or FTP could hold shares of the Fund, if he or she were to purchase a variable annuity or variable life insurance policy that included the Fund as a "sub-Fund selection" and as long as the Fund was not included on FTP's restricted list.

                      PROXY VOTING POLICIES AND PROCEDURES

      The Trust has adopted a proxy voting policy that seeks to ensure that proxies for securities held by the Fund are voted consistently with the best interests of the Fund.

      The Board has delegated to First Trust the proxy voting responsibilities for the Fund and has directed First Trust to vote proxies consistent with the Fund's best interests. First Trust has engaged the services of ISS Governance Services, a division of RiskMetrics Group, Inc. ("ISS"), to make recommendations to First Trust on the voting of proxies relating to securities held by the Fund. If First Trust manages the assets of a company or its pension plan and any of First Trust's clients hold any securities of that company, First Trust will vote proxies relating to such company's securities in accordance with the ISS recommendations to avoid any conflict of interest. While these guidelines are not intended to be all inclusive, they do provide guidance on First Trust's general voting policies.

      First Trust has adopted the ISS Proxy Voting Guidelines. While these guidelines are not intended to be all-inclusive, they do provide guidance on First Trust's general voting policies. The ISS Proxy Voting Guidelines are attached hereto as Appendix A.

              CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

      To the extent required by applicable law, Participating Insurance Companies will solicit voting instructions from owners of the variable annuity and variable life insurance Contracts. All shares in the Fund will be voted by Participating Insurance Companies in accordance with voting instructions received from such Contract owners. Participating Insurance Companies will vote all of the shares which they are entitled to vote in the same proportion as the voting instructions given by variable annuity and variable life insurance Contract owners, on the issues presented. Participating Insurance Companies will also vote all shares owned in their own names proportional to such ownership. As a result of this proportional voting, a small number of Contract owners may have the ability to determine the outcome of any item voted on by the Fund.

                     INVESTMENT ADVISORY AND OTHER SERVICES

INVESTMENT ADVISOR

      First Trust Advisors L.P., 120 East Liberty Drive, Suite 400, Wheaton, Illinois 60187, is the investment advisor to the Fund. As investment advisor, First Trust provides the Fund with professional investment supervision and management and permits any of its officers or employees to serve without compensation as Trustees or officers of the Trust if elected to such positions. First Trust provides the Fund with discretionary investment services and certain other services necessary with the management of the portfolio. Specifically, First Trust is responsible for supervising and directing the investments of the Fund in accordance with the Fund's investment objective, program, and restrictions as provided in the Prospectus and this SAI. First Trust is responsible for effecting all security transactions on behalf of the Fund. First Trust is also responsible for compliance with the provisions of the Code, applicable to the Fund (relating to the diversification requirements applicable to investments in underlying variable annuity and variable life insurance Contracts).

      First Trust is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. Grace Partners of DuPage L.P. is a limited partnership with one general partner, The Charger Corporation, and a number of limited partners. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, the Chief Executive Officer of First Trust. First Trust discharges its responsibilities subject to the policies of the Board of Trustees.

      First Trust is also advisor to six open-end funds, 16 closed-end funds and nine exchange traded funds consisting of 95 series, and is the evaluator and portfolio supervisor of certain unit investment trusts sponsored by FTP. FTP specializes in the underwriting, trading and distribution of unit investment trusts and other securities.

      First Trust acts as investment advisor to the Fund pursuant to an investment management agreement (the "Investment Management Agreement"). The Investment Management Agreement continues in effect for the Fund from year to year after its initial two-year term so long as its continuation is approved at least annually by the Trustees including a majority of the Trustees who are not parties to such agreement or interested persons of any such party except in their capacity as Trustees of the Trust, or the interest holders of the Fund. It may be terminated at any time upon 60 days' notice by either party, or by a majority vote of the outstanding shares of the Fund, and will terminate automatically upon assignment. Additional Funds may be subject to a different agreement. The Investment Management Agreement provides that First Trust, its partners, directors, officers, employees, and certain other persons performing specific functions for the Fund will only be liable to the Fund for losses resulting from willful misfeasance, bad faith, gross negligence, or reckless disregard of their obligations and duties under the agreement. As compensation for its services, the Fund pays First Trust a fee as described in the Prospectus. Provisions regarding expense limitations are described in the Prospectus.

      Pursuant to the Investment Management Agreement between First Trust and the Trust, First Trust is paid an annual management fee of 0.35% of the Fund's average daily net assets. The Fund is responsible for all of its expenses, including the investment advisory fees, costs of transfer agency, custody, fund administration, legal, audit and other services, interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees pursuant to a 12b-1 plan, if any, acquired fund fees and expenses, and extraordinary expenses. First Trust has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the annual operating expenses of the Class I shares and Class II shares (excluding interest expense, brokerage commissions and other trading expenses, taxes and extraordinary expenses) from exceeding 1.30% and 1.05%, respectively, (the "Expense Caps") at least until October 31, 2017. Because acquired fund fees and expenses are estimated for the current fiscal year, the Advisor will periodically adjust the amount of the fee waiver and expense reimbursement in order to attempt to meet the Expense Caps; however, individual shareholders may experience operating expenses higher or lower than the Expense Caps depending upon when shares are redeemed and the accuracy of the Advisor's estimates regarding acquired fund fees and expenses. This contractual agreement shall continue until the earlier of (i) its termination at the direction of the Trust's Board of Trustees or (ii) upon the termination of the Fund's management agreement with First Trust, however, it is expected to remain in place for no less than one year from the date of this prospectus. Expenses borne and fees waived by First Trust are subject to reimbursement by the Fund up to three years from the date the fee or expense was incurred by the Fund, but no reimbursement payment will be made by the Fund at any time if it would result in a Class's expenses (excluding interest expense, brokerage commissions and other trading expenses, taxes and extraordinary expenses) exceeding its Expense Cap.

INVESTMENT COMMITTEE

      The Investment Committee of First Trust (the "Investment Committee") is primarily responsible for the day-to-day management of the Fund's portfolios. There are currently eight members of the Investment Committee, as follows:

                               POSITION WITH              LENGTH OF SERVICE       PRINCIPAL OCCUPATION
NAME                           FIRST TRUST                WITH FIRST TRUST        DURING PAST FIVE YEARS

Daniel J. Lindquist            Chairman of the            Since 2004              Managing Director (July 2012
                               Investment Committee and                           to Present), Senior Vice
                               Managing Director                                  President (September 2005 to
                                                                                  July 2012), First Trust
                                                                                  Advisors L.P. and First Trust
                                                                                  Portfolios L.P.

Jon C. Erickson                Senior Vice President      Since 1994              Senior Vice President, First
                                                                                  Trust Advisors L.P.  and First
                                                                                  Trust Portfolios L.P.

                               POSITION WITH              LENGTH OF SERVICE       PRINCIPAL OCCUPATION
NAME                           FIRST TRUST                WITH FIRST TRUST        DURING PAST FIVE YEARS

David G. McGarel               Chief Investment Officer   Since 1997              Chief Investment Officer (June
                               and Managing Director                              2012, to present), Managing
                                                                                  Director (July 2012 to
                                                                                  Present); Senior Vice
                                                                                  President (January 2004 to
                                                                                  July 2012), First Trust
                                                                                  Advisors L.P.  and First Trust
                                                                                  Portfolios L.P.

Roger F. Testin                Senior Vice President      Since 2001              Senior Vice President, First
                                                                                  Trust Advisors L.P.  and First
                                                                                  Trust Portfolios L.P.

Todd Larson                    Vice President             Since 2007              Vice President (2007 to
                                                                                  Present), First Trust Advisors
                                                                                  L.P. and First Trust
                                                                                  Portfolios L.P.

      Daniel J. Lindquist: Mr. Lindquist is Chairman of the Investment Committee and presides over Investment Committee meetings. Mr. Lindquist is also responsible for overseeing the implementation of the Fund's investment strategies.

      Jon C. Erickson: As the head of First Trust's Equity Research Group, Mr. Erickson is responsible for determining the securities to be purchased and sold by funds that do not utilize quantitative investment strategies.

      David G. McGarel: As First Trust's Chief Investment Officer, Mr. McGarel consults with the Investment Committee on market conditions and First Trust's general investment philosophy.

      Roger F. Testin: As head of First Trust's Portfolio Management Group, Mr. Testin is responsible for executing the instructions of the Strategy Research Group and Equity Research Group in the Fund's portfolio.

      Todd Larson: As head of First Trust's Fixed Income Group, Mr. Larson is responsible for implementing fixed income investment strategies for First Trust's institutional clients.

      No member of the Investment Committee beneficially owns any shares of the Fund.

COMPENSATION

      The compensation structure for each member of the Investment Committee is based upon a fixed salary as well as a discretionary bonus determined by the management of First Trust. Salaries are determined by management and are based upon an individual's position and overall value to the firm. Bonuses are also determined by management and are based upon an individual's overall contribution to the success of the firm and the profitability of the firm. Salaries and bonuses for members of each Investment Committee are not based upon criteria such as Fund performance or the value of assets included in the Fund's portfolio. In addition, Mr. Erickson, Mr. Lindquist and Mr. McGarel also have an indirect ownership stake in the firm and will therefore receive their allocable share of ownership-related distributions.

      Each Investment Committee manages the investment vehicles and accounts (other than the Trust) with the number of accounts and assets, as of December 31, 2014 set forth in the following table:

                                   ACCOUNTS MANAGED BY INVESTMENT COMMITTEES
                                           (as of December 31, 2014)

                                   REGISTERED INVESTMENT           OTHER POOLED
    MEMBERS OF                           COMPANIES             INVESTMENT VEHICLES     OTHER ACCOUNTS NUMBER OF
    INVESTMENT                      NUMBER OF ACCOUNTS          NUMBER OF ACCOUNTS             ACCOUNTS
    COMMITTEES                          ($ ASSETS)                  ($ ASSETS)                ($ ASSETS)

Daniel J. Lindquist                87 ($31,395,496,949)         22 ($295,265,123)        2,382 ($792,774,929)

David G. McGarel                   87 ($31,395,496,949)         22 ($295,265,123)        2,382 ($792,774,929)

Jon C. Erickson                    87 ($31,395,496,949)         22 ($295,265,123)        2,382 ($792,774,929)

Roger F. Testin                    87 ($31,395,496,949)         22 ($295,265,123)        2,382 ($792,774,929)

Todd Larson                          8 ($709,472,259)                  N/A                        N/A

      Conflicts. None of the accounts managed by the Investment Committee pay an advisory fee that is based upon the performance of the account. In addition, First Trust believes that there are no material conflicts of interest that may arise in connection with the Investment Committee's management of the Fund's investments and the investments of the other accounts managed by the Investment Committee. However, because the investment strategies of many of the other accounts managed by the Investment Committee are based on fairly mechanical investment processes, the Investment Committee may recommend that certain clients sell and other clients buy a given security at the same time. In addition, because the investment strategies of the Fund and other accounts managed by the Investment Committee generally result in the clients investing in readily available securities, First Trust believes that there should not be material conflicts in the allocation of investment opportunities between the Fund and other accounts managed by the Investment Committee. No member of the Investment Committee owns shares in the Fund.

DISTRIBUTOR

      First Trust Portfolios L.P., 120 East Liberty Drive, Suite 400, Wheaton, Illinois 60187, serves as the principal underwriter of the shares of the Fund pursuant to a "best efforts" arrangement as provided by a distribution agreement with the Trust on behalf of the Fund (the "Distribution Agreement"). FTP is affiliated with First Trust. The officers of the Trust described as being associated with First Trust and FTP are affiliated persons of both the Trust and FTP. Pursuant to the Distribution Agreement, the Fund appointed FTP to be its agent for the distribution of the Fund's shares on a continuous offering basis. FTP sells shares of the Fund to Accounts. Pursuant to the Distribution Agreement, FTP, at its own expense, finances certain activities incident to the sale and distribution of the shares of the Fund, including printing and distribution of Prospectus and SAI to other than existing shareholders and the printing and distributing of sales literature and advertising. FTP does not receive underwriting commissions for its sale of shares of the Fund, but may receive compensation pursuant to a Rule 12b-1 plan adopted by the Trust on behalf of the Fund and described herein under the section entitled "Rule 12b-1 Plan."

ADMINISTRATOR

      The Fund pays an administration fee as set forth in the Prospectus to cover expenses incurred by Participating Insurance Companies in connection with the administration of the Fund, Accounts and the Contracts. First Trust may also pay an additional administrative fee to Participating Insurance Companies for the Fund as set forth in the Fund's Prospectus. The services provided by Participating Insurance Companies shall include, among others, the following:
(i) coordinating matters relating to the operation of the Accounts with the Fund, including any necessary coordination with the custodian, transfer agent, dividend disbursing agent, recordkeeping agent, accountants, attorneys, and other parties performing services or operational functions for the Fund; (ii) coordinating the preparation of the necessary documents with the SEC and other federal and state regulatory authorities as may be required; (iii) taking such other action as may be required by applicable law with respect to the foregoing, including without limitation the rules and regulations of the SEC and of state insurance authorities and other regulatory agencies; and (iv) coordinating with First Trust regarding investment limitations and parameters imposed on funding vehicles for variable annuities by the insurance laws of the various states and by the Code.

      Participating Insurance Companies also may make their officers and employees available to the Trustees and officers of the Trust for consultation and discussions regarding the operations of Accounts and the Contracts in connection with the administration of the Fund and services provided to the Fund.

TRANSFER AGENT

      The Bank of New York Mellon, 101 Barclay Street, New York, New York 10286 ("BNY"), serves as the transfer and dividend disbursing agent for the Fund pursuant to a Transfer Agency Agreement (the "Transfer Agency Agreement"). Under the Transfer Agency Agreement, BNY maintains member registrations; performs services relating to member trading activity; and provides purchase and redemption services in accordance with instruction from the Trust.

ADMINISTRATION AND ACCOUNTING SERVICES AGREEMENT

      Brown Brothers Harriman & Co., 40 Water Street, Boston, Massachusetts 02109, ("BBH") serves as the Trust's administrator and fund accounting agent pursuant to an Administration and Accounting Services Agreement (the "Administration Agreement"). BBH has agreed to furnish to the Trust statistical and research data, clerical, accounting and bookkeeping services, and certain other services required. In addition, BBH has agreed to prepare and file various reports with appropriate regulatory agencies. The Administration Agreement provides that BBH shall be obligated to exercise care and diligence in the performance of its duties, to act in good faith and to use its best efforts, within reasonable limits, in performing services thereunder. BBH shall be responsible for failure to perform its duties under the Administration Agreement arising out of its willful misfeasance, bad faith, gross negligence or reckless disregard. The Administration Agreement provides that BBH shall not be liable for any error of judgment or mistake of law or any loss suffered by the Trust or the Fund in connection with the performance of the agreement, except a loss resulting from willful misfeasance, gross negligence or reckless disregard by it of its duties and obligations thereunder.

CUSTODIAN

      BBH (the "Custodian") acts as Custodian for the Fund pursuant to a Custodian Agreement between BBH and the Trust on behalf of the Fund (the "Custodian Agreement"). The Custodian has custody of all securities and cash of the Trust maintained in the United States and attends to the collection of principal and income and payment for and collection of proceeds of securities bought and sold by the Fund.

      Pursuant to a letter agreement between BBH and the Trust on behalf of the Fund, the Trust has agreed to pay BBH fees for services provided under the Custodian Agreement.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

      The Fund's independent registered public accounting firm, Deloitte & Touche LLP ("Deloitte"), 111 South Wacker Drive, Chicago, Illinois 60606, audits the Fund's financial statements and performs other related audit services.

                                RULE 12B-1 PLAN

      The Trust has adopted a plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act, which provides that Class I shares of the Fund will be subject to an annual 12b-1 service fee. Class II shares of the Fund are not subject to the 12b-1 service fee. The Trust has adopted the Plan to encourage each Participating Insurance Company to provide services to owners of shares of the Fund and to promote future sales of the Fund.

      FTP serves as selling agent of the Fund. In this capacity, FTP manages the offering of the Fund's shares and is responsible for all sales and promotional activities. In order to compensate FTP for its costs in connection with these activities, the Fund has adopted a service plan for Class I shares under Rule

12b-1 under the 1940 Act. FTP uses the service fee to compensate each Participating Insurance Company for providing account services to Contract owners. These services include establishing and maintaining Contract owners' accounts, supplying information to Contract owners, delivering fund materials to Contract owners, answering inquiries, and providing other personal services to Contract owners. The Fund may spend up to 0.25% per year of the average daily net assets attributable to Class I shares as a service fee under the Plan. Class II shares are not subject to the 12b-1 service fee. In addition, the Plan permits First Trust to use a portion of its advisory fee to compensate FTP for expenses incurred in connection with the sale of the Fund's shares including, without limitation, compensation of its sales force, expenses of printing and distributing the Prospectus to persons other than shareholders or Contract owners, expenses of preparing, printing and distributing advertising and sales literature and reports to shareholders and Contract owners used in connection with the sale of the Fund's shares, certain other expenses associated with the servicing of shares of the Fund, and any service-related expenses that may be authorized from time to time by the Board of Trustees.

      Under the Trust's Plan, the Trust will report quarterly to the Board of Trustees for its review all amounts expended under the Plan. The Plan may be terminated at any time with respect to the Fund, without the payment of any penalty, by a vote of a majority of the Trustees who are not "interested persons" and who have no direct or indirect financial interest in the Plan or by vote of a majority of the outstanding voting securities of the Fund on not more than sixty (60) days' written notice. The Plan may be renewed from year to year if approved by a vote of the Board of Trustees and a vote of the non-interested Trustees who have no direct or indirect financial interest in the Plan cast in person at a meeting called for the purpose of voting on the Plan. The Plan may be continued only if the Trustees who vote to approve such continuance conclude, in the exercise of reasonable business judgment and in light of their fiduciary duties under the applicable law, that there is a reasonable likelihood that the Plan will benefit the Fund and its shareholders. The Plan may not be amended to increase materially the cost which the Fund may bear under the Plan without the approval of the shareholders of the Fund, and any other material amendments of the Plan must be approved by the Independent Trustees by a vote cast in person at a meeting called for the purpose of considering such amendments. During the existence of the Plan, the selection and nomination of the Independent Trustees of the Trust will be committed to the discretion of the Independent Trustees then in office. With the exception of FTP and its affiliates, no "interested person" of the Trust (as that term is defined in the 1940 Act) and no Trustee of the Trust has a direct or indirect financial interest in the operation of the Plan or any related agreement.

OTHER PAYMENTS TO FINANCIAL INTERMEDIARIES

      In addition to the administrative fees and certain payments related to 12b-1 service fees paid by FTP to Participating Insurance Companies and other financial intermediaries as previously described, First Trust or its affiliates may from time to time make additional payments, out of its own resources, to Participating Insurance Companies or other financial intermediaries that sell shares of the Fund in order to promote the sales and retention of shares of the Fund by those firms and their customers. The amounts of these payments vary by Participating Insurance Company or financial intermediary and, with respect to a given firm, are typically calculated by reference to the amount of the firm's recent gross sales of Fund shares and/or total assets of the Fund held by the firm's customers. The level of payments that First Trust is willing to provide to a particular Participating Insurance Company or financial intermediary may be affected by, among other factors, the firm's total assets held in and recent net investments into the Fund, the firm's level of participation in Fund sales and marketing programs and the firm's compensation program for its registered representatives who sell Fund shares and provide services to Fund shareholders. First Trust or its affiliates may also make payments to Participating Insurance Companies or financial intermediaries in connection with sales meetings, due diligence meetings, prospecting seminars and other meetings at which First Trust or its affiliates promotes its products and services. First Trust may also make payments to Participating Insurance Companies or certain financial intermediaries for certain administrative services, including record keeping and sub-accounting of shareholder accounts pursuant to a sub-transfer agency, omnibus account service or sub-accounting agreement. All fees payable by First Trust under this category of services may be charged back to the Fund, subject to approval by the Board.

                             BROKERAGE ALLOCATIONS

      First Trust is responsible for decisions to buy and sell securities for the Fund and for the placement of the Fund's securities business, the negotiation of the commissions to be paid on brokered transactions, the prices for principal trades in securities, and the allocation of portfolio brokerage and principal business. It is the policy of First Trust to seek the best execution at the best security price available with respect to each transaction, and with respect to brokered transactions in light of the overall quality of brokerage and research services provided to First Trust and its clients. The best price to the Fund means the best net price without regard to the mix between purchase or sale price and commission, if any. Purchases may be made from underwriters, dealers, and, on occasion, the issuers. Commissions will be paid on the Fund's futures and options transactions, if any. The purchase price of portfolio securities purchased from an underwriter or dealer may include underwriting commissions and dealer spreads. The Fund may pay mark-ups on principal transactions. In selecting broker/dealers and in negotiating commissions, First Trust considers, among other things, the firm's reliability, the quality of its execution services on a continuing basis and its financial condition. Fund portfolio transactions may be effected with broker/dealers who have assisted investors in the purchase of policies.

      Section 28(e) of the Securities Exchange Act of 1934, as amended (the "1934 Act"), permits an investment advisor, under certain circumstances, to cause an account to pay a broker or dealer who supplies brokerage and research services a commission for effecting a transaction in excess of the amount of commission another broker or dealer would have charged for effecting the transaction. Brokerage and research services include: (i) furnishing advice as to the value of securities, the advisability of investing, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; (ii) furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and the performance of accounts; and (iii) effecting securities transactions and performing functions incidental thereto (such as clearance, settlement, and custody). Such brokerage and research services are often referred to as "soft dollars." First Trust has advised the Board of Trustees that it does not currently intend to use soft dollars.

      Notwithstanding the foregoing, in selecting brokers, First Trust may in the future consider investment and market information and other research, such as economic, securities and performance measurement research, provided by such brokers, and the quality and reliability of brokerage services, including execution capability, performance, and financial responsibility. Accordingly, the commissions charged by any such broker may be greater than the amount another firm might charge if First Trust determines in good faith that the amount of such commissions is reasonable in relation to the value of the research information and brokerage services provided by such broker to First Trust or the Trust. In addition, First Trust must determine that the research information received in this manner provides the Fund with benefits by supplementing the research otherwise available to the Fund. The Investment Management Agreement provides that such higher commissions will not be paid by the Fund unless First Trust determines in good faith that the amount is reasonable in relation to the services provided. The investment advisory fees paid by the Fund to First Trust under the Investment Management Agreement would not be reduced as a result of receipt by First Trust of research services.

      First Trust places portfolio transactions for other advisory accounts advised by it, and research services furnished by firms through which the Fund effects securities transactions may be used by First Trust in servicing all of its accounts; not all of such services may be used by First Trust in connection with the Fund. First Trust believes it is not possible to measure separately the benefits from research services to each of the accounts (including the Fund) advised by it. Because the volume and nature of the trading activities of the accounts are not uniform, the amount of commissions in excess of those charged by another broker paid by each account for brokerage and research services will vary. However, First Trust believes such costs to the Fund will not be disproportionate to the benefits received by the Fund on a continuing basis. First Trust seeks to allocate portfolio transactions equitably whenever concurrent decisions are made to purchase or sell securities by the Fund and another advisory account. In some cases, this procedure could have an adverse effect on the price or the amount of securities available to the Fund. In making such allocations between the Fund and other advisory accounts, the main factors considered by First Trust are the respective investment objective, the relative size of portfolio holding of the same or comparable securities, the availability of cash for investment and the size of investment commitments generally held.

                FREQUENT TRADING POLICY REGARDING MARKET TIMING

      The Fund has adopted a market timing/frequent trading policy (the "Frequent Trading Policy"). Market timing may be generally described as the practice of frequently buying and selling investment company shares in order to take advantage of a perceived arbitrage opportunity. Most often the practice has involved funds that invest principally in non-U.S. securities. Market timing can have negative consequences for long-term investors in the Fund. First of all, the practice has the effect of "siphoning" a portion of the fund's gains and effectively diluting the returns to long-term investors. Additionally, if such activity occurs frequently and involves large amounts, it will affect how the portfolio manager manages the fund (likely forcing the manager to hold a larger portion of the fund's assets in cash or otherwise interfering with the efficient management of the portfolio). The practice would also likely have the effect of increasing transaction costs, which would be borne by all investors. All interests of the Fund are issued to, and redeemed from, Accounts.

Furthermore, such sales and redemptions are affected only in response to purchases and redemptions of the related variable annuity sub-accounts sold by Participating Insurance Companies to their policyholders or transfers among the sub-accounts. Therefore, the Fund's risk of exposure to market timing is limited to such attempts as might be made through the sub-accounts.

      Due to the fact that all shares of the Fund are issued to, and redeemed from, Accounts, it is difficult for the Fund to monitor trading by a particular investor. However, FTP has entered into an agreement with each Participating Insurance Company that permits the Fund, or its designee, to receive certain identity and transaction information and requires each Participating Insurance Company to follow any Fund instructions regarding the restriction or prohibition of certain future purchases or exchanges by shareholders in certain circumstances. The Fund may rely on each Participating Insurance Company to adopt policies and procedures or may rely on their own policies and procedures with respect to transfers into or from the Account. In addition, First Trust's portfolio management personnel will monitor activity within the portfolios of the Fund and will report any unusual activity to the Trust's Chief Compliance Officer.

      Technical limitations in operational systems at Participating Insurance Companies or at FTP may limit the Fund's ability to detect and prevent frequent trading. In addition, the Fund may permit Participating Insurance Companies to enforce their own internal policies and procedures concerning frequent trading. Such policies may differ from the Fund's Frequent Trading Policy and may be approved for use in instances where the Fund reasonably believes that the Participating Insurance Company's policies and procedures effectively discourage inappropriate trading activity. Shareholders holding their accounts with Participating Insurance Companies may wish to contact the Participating Insurance Company for information regarding its frequent trading policy. Although the Fund does not knowingly permit frequent trading, they cannot guarantee that it will be able to identify and restrict all frequent trading activity.

      The Fund reserves the right in its sole discretion to waive unintentional or minor violations (including transactions below certain dollar thresholds) if it determines that doing so would not harm the interests of the Fund's shareholders. These include, among others, redemptions pursuant to systematic withdrawal plans, redemptions in connection with the total disability or death of the investor and involuntary redemptions by operation of law, redemptions in payment of account or plan fees. The Fund may also modify or suspend the Frequent Trading Policy without notice during periods of market stress or other unusual circumstances.

      The Fund reserves the right to impose restrictions on purchases or exchanges that are more restrictive than those stated above if it determines, in its sole discretion, that a transaction or a series of transactions involves market timing or excessive trading that may be detrimental to the Fund's shareholders. The Fund also reserve the right to reject any purchase orders, including exchange purchases, for any reason. For example, the Fund may refuse purchase orders if such Fund would be unable to invest the proceeds from the purchase order in accordance with the Fund's investment policies and/or objective, or if the Fund would be adversely affected by the size of the transaction, the frequency of trading in the account or various other factors.

               POLICY REGARDING DISCLOSURE OF PORTFOLIO HOLDINGS

      The Trust has adopted a policy regarding the disclosure of portfolio holdings (the "Disclosure Policy"). The purpose of the Disclosure Policy is to outline the Fund's policies and procedures with respect to the disclosure of portfolio holdings in order to comply with SEC requirements.

      A listing of the portfolio holdings of the Fund generally shall not be provided to any person, including any investor of the Fund, until such time as the portfolio holdings have been filed with the SEC on Form N-Q or Form N-CSR, as applicable, and posted on the Fund's website. Any person, including any investor of the Fund that requests a listing of the Fund's portfolio holdings, shall be provided with the portfolio holdings list most recently made publicly available pursuant to this Disclosure Policy (and/or portfolio holdings as of earlier periods that previously have been made publicly available, if requested).

      Neither the Fund, First Trust, nor any other party shall receive any compensation whatsoever in connection with the disclosure of information about the portfolio securities of the Fund.

      The Fund may on occasion release certain nonpublic portfolio information to selected parties if (i) the Trust's CCO determines such disclosure is consistent with a legitimate business purpose of the Fund; and (ii) the recipient is subject to a duty of confidentiality with respect to the information, including a duty not to trade on the nonpublic information. In this connection, selective disclosure of portfolio holdings will be made on an ongoing basis in the normal course of investment and administrative operations to service providers, which, to the best of the Trust's knowledge, include proxy voting services (including ISS), fund accountants and custodians (including BNY and BBH), as well as its financial printers (including Fitzgerald Marketing Communications) and mailing service (GComm, and Broadridge Financial Solutions, Inc., performance attribution vendors (including Factset Research Systems), tracking agencies (including Lipper, Inc., Morningstar, Inc., Standard & Poor s and Thomson Financial), accounting and auditing services (including Deloitte) and legal counsel to the Fund, the Independent Trustees or investment advisor (including Vedder Price P.C. and Chapman and Cutler LLP). All such third parties shall be bound by a Code of Ethics or similar insider trading policy or confidentiality agreement or duty prohibiting their use of any portfolio holdings information in an improper manner.

      The Disclosure Policy will be monitored by the Trust's CCO. Any violations of the Disclosure Policy will be reported by the Trust's CCO to the Trust's Board of Trustees at the next regularly scheduled Board meeting.

      These procedures were designed to ensure that disclosure of information about portfolio securities is in the best interests of the Fund, including the procedures to address conflicts between the interests of the Fund's shareholders, on the one hand, and those of the Fund's investment advisor; principal underwriter; or any of their respective affiliated persons, on the other.

                   VOTING RIGHTS AND GENERAL FUND INFORMATION

      Shareholders are entitled to one vote for each share held. Shareholders may vote on the election of Trustees and on other matters submitted to meetings of shareholders.

      To the extent required by applicable law, Participating Insurance Companies will solicit voting instructions from owners of variable annuity and variable life insurance Contracts. All shares in the Fund will be voted by Participating Insurance Companies in accordance with voting instructions received from such Contract owners. A Participating Insurance Company will vote all of the shares, which it is entitled to vote in the same proportion as the voting instructions given by Contract owners, on the issues presented. Participating Insurance Companies will also vote all shares owned in their own names proportional to such ownership. As a result of this proportional voting, a small number of Contract owners may have the ability to determine the outcome of any item voted on by the Fund.

      Each issued and outstanding share of the Fund is entitled to participate equally in dividends and distributions, if any, declared by the Fund, and in the net assets of the Fund remaining upon liquidation or dissolution after outstanding liabilities are satisfied. The shares of the Fund, when issued, are fully paid and non-assessable. They have no preemptive, conversion, cumulative dividend or similar rights. The Fund can only be owned by Accounts. Shares in the Fund do not have cumulative rights. This means that owners of more than half of the Trust's shares voting for election of Trustees can elect all the Trustees if they so choose. Then, the remaining shareholders would not be able to elect any Trustees.

      The Board of Trustees has the right to establish additional series in the future, to change Fund series, if applicable, and to determine the preferences, voting powers, rights and privileges thereof.

      The Fund is not required and do not intend to hold annual meetings of shareholders. Shareholders owning more than 10% of the outstanding shares of the Fund have the right to call a special meeting to remove Trustees or for any other purpose.

                                 SHARE CLASSES

      Each class of shares of the Fund represents an interest in the same portfolio of investments. Each class of shares is identical in all respects except that each class bears its own class expenses, including service expenses, if applicable, and each class has exclusive voting rights with respect to any distribution or service plan applicable to its shares. As a result of the differences in the expenses borne by each class of shares, net income per share, dividends per share and net asset value per share will vary among the Fund's classes of shares.

      Shareholders of each class will share expenses proportionately for services that are received equally by all shareholders. A particular class of shares will bear only those expenses that are directly attributable to that class, where the type or amount of services received by a class varies from one class to another. For example, class-specific expenses generally will include 12b-1 service fees for Class I shares.

CLASS I SHARES

      Class I shares may be purchased at a public offering price equal to the applicable net asset value per share without any sales charge. Class I shares are also subject to an annual 12b-1 service fee of 0.25% to compensate Participating Insurance Companies for providing you with ongoing financial advice and other account services. See the section entitled "Rule 12B-1 Plan." Class I shares are not subject to a distribution fee.

CLASS II SHARES

      Class II shares may be purchased at a public offering price equal to the applicable net asset value per share without any sales charge. Class II shares are not subject to 12b-1 service or distribution fees. Contact your Participating Insurance Company for more information regarding the availability of Class II shares.

                  PURCHASES, REDEMPTIONS AND PRICING OF SHARES

      Accounts will purchase shares of the Fund at their net asset value. Shares are purchased using premiums received on Contracts issued by Accounts. Accounts are funded by shares of the Fund.

      All investments in the Trust are credited to the shareholder's account in the form of full and fractional shares of the Fund (rounded to the nearest 1/1000 of a share). The Trust does not issue share certificates.

      As stated in the Prospectus, the net asset value of the Fund's shares is determined once each day the New York Stock Exchange (the "NYSE") is open at the close of the regular trading session on the NYSE (normally 4:00 p.m., Eastern time, Monday through Friday). The net asset value of the Fund's shares is not determined on days when the NYSE is closed. The NYSE holidays are generally: New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

      The Fund's per-share net asset value for each class of the Fund is determined by dividing the total value of the securities and other assets attributable to such class, less liabilities attributable to such class, by the total number of shares outstanding for such class. The Fund's net asset value may not be calculated on days during which the Fund receives no orders to purchase shares and no shares are tendered for redemption. In determining net asset value, portfolio securities for the Fund for which accurate market quotations are readily available will be valued by the fund accounting agent as follows:

             (1) Common stocks and other equity securities listed on any national or foreign exchange other than NASDAQ(R) and the London Stock Exchange Alternative Investment Market ("AIM") will be valued at the last sale price on the business day as of which such value is being determined. Securities listed on NASDAQ(R) or AIM are valued at the official closing price on the Business Day as of which such value is being determined.

      Portfolio securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, on the Business Day as of which such value is being determined at the close of the exchange representing the principal market for such securities.

             (2) Securities traded in the OTC market are fair valued at the mean of the most recent bid and asked prices, if available, and otherwise at the closing bid prices.

             (3) Exchange-traded options and futures contracts are valued at the closing price in the market where such contracts are principally traded. OTC options and futures contracts are fair valued at the mean of the most recent bid and asked price, if available, and otherwise at their closing bid price.

             (4) Forward foreign currency contracts are valued at the current day's interpolated foreign exchange rate, as calculated using the current day's spot rate, and the 30-, 60-, 90- and 180-day forward rates provided by an independent pricing service or by certain independent dealers in such contracts.

      In addition, the following types of securities will be valued as follows:

             (1) Corporate bonds, corporate notes, U.S. government securities and other debt securities are fair valued on the basis of valuations provided by dealers who make markets in such securities or by an independent pricing service approved by the Trusts' Board of Trustees, which may use the following valuation inputs when available:

            (i)   benchmark yields;

            (ii)  reported trades;

            (iii) broker/dealer quotes;

            (iv)  issuer spreads;

            (v)   benchmark securities;

            (vi)  bids and offers; and

            (vii) reference data including market research publications.

      Securities traded in an OTC market are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

             (2) Fixed income and other debt securities having a remaining maturity of 60 days or less when purchased are fair valued at cost adjusted for amortization of premiums and accretion of discounts (amortized cost), provided the Advisor's Pricing Committee has determined that the use of amortized cost is an appropriate reflection of fair value given market and issuer specific conditions existing at the time of the determination. Factors that may be considered in determining the appropriateness of the use of amortized cost include, but are not limited to, the following:

            (i) the credit conditions in the relevant market and changes thereto;

            (ii) the liquidity conditions in the relevant market and changes thereto;

            (iii) the interest rate conditions in the relevant market and changes thereto (such as significant changes in interest rates);

            (iv) issuer-specific conditions (such as significant credit deterioration); and

            (v) any other market-based data the Advisor's Pricing Committee considers relevant. In this regard, the Advisor's Pricing Committee may use last-obtained market-based data to assist it when valuing portfolio securities using amortized cost.

             (3) Repurchase agreements will be valued as follows. Overnight repurchase agreements will be fair valued at cost. Term repurchase agreements (i.e., those whose maturity exceeds seven days) will be fair valued by First Trust at the average of the bid quotations obtained daily from at least two recognized dealers.

      The value of any portfolio security held by the Fund for which market quotations are not readily available will be determined by First Trust in a manner that most fairly reflects fair value of the security on the valuation date, based on a consideration of all available information.

      Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Board of Trustees or its delegate, the Advisor's Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities that may not be publicly sold without registration under the 1933 Act) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of Fund net asset value (as may be the case in foreign markets on which the security is primarily traded) or is likely to make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the pricing service, does not reflect the security's fair value. As a general principle, the current fair value of an issue of securities would appear to be the amount that the owner might reasonably expect to receive for them upon their current sale. A variety of factors may be considered in determining the fair value of such securities.

      The Fund may suspend the right of redemption only under the following unusual circumstances: (a) when the NYSE is closed (other than weekends and holidays) or trading is restricted; (b) when trading in the markets normally utilized is restricted, or when an emergency exists as determined by the SEC so that disposal of the Fund's investments or determination of its net assets is not reasonably practicable; or (c) during any period when the SEC may permit.

                       CERTAIN FEDERAL INCOME TAX MATTERS

      The Fund intends to qualify annually and to elect to be treated as a "regulated investment company" under the Internal Revenue Code of 1986 (the "Code"). All of the beneficial interests in the Fund are expected to be held by the Accounts of the Participating Insurance Companies and public access to the Fund is expected to be available exclusively through the purchase of a variable annuity or a variable life insurance contracts (the "Contracts") offered by Participating Insurance Companies. This section does not discuss the federal income tax consequences of investing in the Fund or of owning the Contracts. This may not be sufficient for the purpose of avoiding penalties under federal tax law. Participating Insurance Companies and owners of Contracts should seek advice based on their individual circumstances from their own tax advisor. Tax disclosure relating to the Contracts that offer the Fund as an investment alternative is to be contained in the Prospectus for those Contracts.

      Section 817(h) of the Code imposes certain diversification standards on the underlying assets of segregated asset accounts on which variable annuity and variable life insurance contracts such as the Contracts are based. Failure to satisfy those standards at any time would result in imposition of federal income tax on a Contract owner in a manner different from, and generally less favorable than, the federal income tax treatment otherwise applicable to owners of variable annuity and variable life insurance contracts. Generally, if all of the beneficial interests in the Fund are held by segregated asset accounts of insurance companies and public access to the Fund is available exclusively through the purchase of certain variable contracts, the segregated asset accounts are treated as holding a pro rata portion of each asset of the Fund directly for purposes of the diversification rules of Section 817(h) of the Code.

      Section 817(h)(2) provides that a segregated asset account upon which contracts such as the Contracts is based is treated as meeting the diversification standards if, as of the close of each quarter, the assets in the account meet the diversification requirements for a regulated investment company and no more than 55% of the value of those assets consist of cash, cash items, U.S. government securities and securities of other regulated investment companies. The Treasury Regulations amplify the diversification standards set forth in Section 817(h) and provide an alternative to the provision described above. Under the regulations, the investments of a segregated asset account generally will be deemed adequately diversified only if: (i) no more than 55% of the value of the total assets of the account is represented by any one investment; (ii) no more than 70% of such value is represented by any two investments; (iii) no more than 80% of such value is represented by any three investments; and (iv) no more than 90% of such value is represented by any four investments. For purposes of these Regulations, all securities of the same issuer are treated as a single investment, but in the case of U.S. government securities, each United States government agency or instrumentality is treated as a separate issuer.

      The Fund will be managed with the intention of complying with these diversification requirements. It is possible that, in order to comply with these requirements, less desirable investment decisions may be made which could affect the investment performance of the Fund.

                             ADDITIONAL INFORMATION

SHAREHOLDER INQUIRIES

      All inquiries regarding the Trust should be directed to the Trust at (800) 621-1675 or by writing the Trust at 120 East Liberty Drive, Suite 400, Wheaton, Illinois 60187.

                                   APPENDIX A

   INSTITUTIONAL SHAREHOLDER SERVICES INC. 2015 U.S. PROXY VOTING GUIDELINES


                                                                             ISS



United States
Concise Proxy Voting Guidelines
--------------------------------------------------------------------------------
2015 Benchmark Policy Recommendations



EFFECTIVE FOR MEETINGS ON OR AFTER FEBRUARY 1, 2015

PUBLISHED JANUARY 7, 2015

ISS                                    2015 U.S. Concise Proxy Voting Guidelines
--------------------------------------------------------------------------------

 THE POLICIES CONTAINED HEREIN ARE A SAMPLING OF SELECT, KEY U.S. PROXY VOTING
         GUIDELINES AND ARE NOT EXHAUSTIVE. A FULL LISTING OF ISS' 2015
                    PROXY VOTING GUIDELINES CAN BE FOUND AT:
      HTTP://WWW.ISSGOVERNANCE.COM/POLICY-GATEWAY/2015-POLICY-INFORMATION


ROUTINE/MISCELLANEOUS

AUDITOR RATIFICATION

GENERAL RECOMMENDATION: Vote for proposals to ratify auditors unless any of the following apply:

      o An auditor has a financial interest in or association with the company, and is therefore not independent;

      o There is reason to believe that the independent auditor has rendered an opinion that is neither accurate nor indicative of the company's financial position;

      o Poor accounting practices are identified that rise to a serious level of concern, such as: fraud; misapplication of GAAP; and material weaknesses identified in Section 404 disclosures; or

      o   Fees for non-audit services ("Other" fees) are excessive.

Non-audit fees are excessive if:

      o Non-audit ("other") fees > audit fees + audit-related fees + tax compliance/preparation fees


BOARD OF DIRECTORS:

VOTING ON DIRECTOR NOMINEES IN UNCONTESTED ELECTIONS

GENERAL RECOMMENDATION: Generally vote for director nominees, except under the following circumstances:

1.    ACCOUNTABILITY

Vote against(1) or withhold from the entire board of directors (except new nominees(2), who should be considered case-by-case) for the following:


--------
1 In general, companies with a plurality vote standard use "Withhold" as the contrary vote option in director elections; companies with a majority vote standard use "Against". However, it will vary by company and the proxy must be checked to determine the valid contrary vote option for the particular company.

2 A "new nominee" is any current nominee who has not already been elected by shareholders and who joined the board after the problematic action in question transpired. If ISS cannot determine whether the nominee joined the board before or after the problematic action transpired, the nominee will be considered a "new nominee" if he or she joined the board within the 12 months prior to the upcoming shareholder meeting.

Problematic Takeover Defenses

      Classified Board Structure:

      1.1. The board is classified, and a continuing director responsible for a problematic governance issue at the board/committee level that would warrant a withhold/against vote recommendation is not up for election. All appropriate nominees (except new) may be held accountable.

      Director Performance Evaluation:

      1.2. The board lacks accountability and oversight, coupled with sustained poor performance relative to peers. Sustained poor performance is measured by one- and three-year total shareholder returns in the bottom half of a company's four-digit GICS industry group (Russell 3000 companies only). Take into consideration the company's five-year total shareholder return and operational metrics. Problematic provisions include but are not limited to:

              o   A classified board structure;

              o   A supermajority vote requirement;

              o Either a plurality vote standard in uncontested director elections or a majority vote standard with no plurality carve-out for contested elections;

              o   The inability of shareholders to call special meetings;

              o   The inability of shareholders to act by written consent;

              o   A dual-class capital structure; and/or

              o   A non-shareholder-approved poison pill.

      Poison Pills:

      1.3. The company's poison pill has a "dead-hand" or "modified dead-hand" feature. Vote against or withhold from nominees every year until this feature is removed;

      1.4. The board adopts a poison pill with a term of more than 12 months ("long-term pill"), or renews any existing pill, including any "short-term" pill (12 months or less), without shareholder approval. A commitment or policy that puts a newly adopted pill to a binding shareholder vote may potentially offset an adverse vote recommendation. Review such companies with classified boards every year, and such companies with annually elected boards at least once every three years, and vote against or withhold votes from all nominees if the company still maintains a non-shareholder-approved poison pill; or

      1.5. The board makes a material adverse change to an existing poison pill without shareholder approval.

Vote case-by-case on all nominees if:

      1.6. The board adopts a poison pill with a term of 12 months or less ("short-term pill") without shareholder approval, taking into account the following factors:

              o The date of the pill's adoption relative to the date of the next meeting of shareholders--i.e., whether the company had time to put the pill on the ballot for shareholder ratification given the circumstances;

              o   The issuer's rationale;

              o   The issuer's governance structure and practices; and

              o   The issuer's track record of accountability to shareholders.

Problematic Audit-Related Practices

Generally vote against or withhold from the members of the Audit Committee if:

      1.7. The non-audit fees paid to the auditor are excessive (see discussion under "Auditor Ratification");

      1.8. The company receives an adverse opinion on the company's financial statements from its auditor; or

      1.9. There is persuasive evidence that the Audit Committee entered into an inappropriate indemnification agreement with its auditor that limits the ability of the company, or its shareholders, to pursue legitimate legal recourse against the audit firm.

Vote case-by-case on members of the Audit Committee, and potentially the full board, if:

      1.10. Poor accounting practices are identified that rise to a level of serious concern, such as: fraud, misapplication of GAAP; and material weaknesses identified in Section 404 disclosures. Examine the severity, breadth, chronological sequence, and duration, as well as the company's efforts at remediation or corrective actions, in determining whether withhold/against votes are warranted.

Problematic Compensation Practices/Pay for Performance Misalignment

In the absence of an Advisory Vote on Executive Compensation ballot item or in egregious situations, vote against or withhold from the members of the Compensation Committee, and potentially the full board, if:

      1.11. There is a significant misalignment between CEO pay and company performance (pay for performance);

      1.12. The company maintains significant problematic pay practices;

      1.13. The board exhibits a significant level of poor communication and responsiveness to shareholders;

      1.14. The company fails to submit one-time transfers of stock options to a shareholder vote; or

      1.15. The company fails to fulfill the terms of a burn rate commitment made to shareholders.

Vote case-by-case on Compensation Committee members (or, in exceptional cases, the full board) and the Management Say-on-Pay proposal if:

      1.16. The company's previous say-on-pay received the support of less than 70 percent of votes cast, taking into account:

              o   The company's response, including:

                  - Disclosure of engagement efforts with major institutional investors regarding the issues that contributed to the low level of support;

                  - Specific actions taken to address the issues that contributed to the low level of support;

                  -   Other recent compensation actions taken by the company;

              o   Whether the issues raised are recurring or isolated;

              o   The company's ownership structure; and

              o Whether the support level was less than 50 percent, which would warrant the highest degree of responsiveness.

Unilateral Bylaw/Charter Amendments

      1.17. Generally vote against or withhold from directors individually, committee members, or the entire board (except new nominees, who should be considered case-by-case) if the board amends the company's bylaws or charter without shareholder approval in a manner that materially diminishes shareholders' rights or that could adversely impact shareholders, considering the following factors, as applicable:

              o The board's rationale for adopting the bylaw/charter amendment without shareholder ratification;

              o Disclosure by the company of any significant engagement with shareholders regarding the amendment;

              o The level of impairment of shareholders' rights caused by the board's unilateral amendment to the bylaws/charter;

              o The board's track record with regard to unilateral board action on bylaw/charter amendments or other entrenchment provisions;

              o   The company's ownership structure;

              o   The company's existing governance provisions;

              o Whether the amendment was made prior to or in connection with the company's initial public offering;

              o The timing of the board's amendment to the bylaws/charter in connection with a significant business development;

              o Other factors, as deemed appropriate, that may be relevant to determine the impact of the amendment on shareholders.

Governance Failures

Under extraordinary circumstances, vote against or withhold from directors individually, committee members, or the entire board, due to:

      1.18. Material failures of governance, stewardship, risk oversight(3), or fiduciary responsibilities at the company;

      1.19. Failure to replace management as appropriate; or

      1.20. Egregious actions related to a director's service on other boards that raise substantial doubt about his or her ability to effectively oversee management and serve the best interests of shareholders at any company.

2.    RESPONSIVENESS

Vote case-by-case on individual directors, committee members, or the entire board of directors, as appropriate, if:

      2.1. The board failed to act on a shareholder proposal that received the support of a majority of the shares cast in the previous year. Factors that will be considered are:

              o Disclosed outreach efforts by the board to shareholders in the wake of the vote;

              o Rationale provided in the proxy statement for the level of implementation;

              o   The subject matter of the proposal;

              o The level of support for and opposition to the resolution in past meetings;

              o Actions taken by the board in response to the majority vote and its engagement with shareholders;

              o The continuation of the underlying issue as a voting item on the ballot (as either shareholder or management proposals); and

              o   Other factors as appropriate.

      2.2. The board failed to act on takeover offers where the majority of shares are tendered;

      2.3. At the previous board election, any director received more than 50 percent withhold/against votes of the shares cast and the company has failed to address the issue(s) that caused the high withhold/against vote;

      2.4. The board implements an advisory vote on executive compensation on a less frequent basis than the frequency that received the majority of votes cast at the most recent shareholder meeting at which shareholders voted on the say-on-pay frequency; or

      2.5. The board implements an advisory vote on executive compensation on a less frequent basis than the frequency that received a plurality, but not a majority, of the votes cast at the most recent shareholder meeting at which shareholders voted on the say-on-pay frequency, taking into account:

              o The board's rationale for selecting a frequency that is different from the frequency that received a plurality;

              o   The company's ownership structure and vote results;

              o ISS' analysis of whether there are compensation concerns or a history of problematic compensation practices; and

              o The previous year's support level on the company's say-on-pay proposal.


--------
3 Examples of failure of risk oversight include, but are not limited to: bribery; large or serial fines or sanctions from regulatory bodies; significant adverse legal judgments or settlements; hedging of company stock; or significant pledging of company stock.

3.    COMPOSITION

Attendance at Board and Committee Meetings:

      3.1. Generally vote against or withhold from directors (except new nominees, who should be considered case-by-case(4)) who attend less than 75 percent of the aggregate of their board and committee meetings for the period for which they served, unless an acceptable reason for absences is disclosed in the proxy or another SEC filing. Acceptable reasons for director absences are generally limited to the following:

              o   Medical issues/illness;

              o   Family emergencies; and

              o Missing only one meeting (when the total of all meetings is three or fewer).

      3.2. If the proxy disclosure is unclear and insufficient to determine whether a director attended at least 75 percent of the aggregate of his/her board and committee meetings during his/her period of service, vote against or withhold from the director(s) in question.

Overboarded Directors:

Vote against or withhold from individual directors who:

      3.3.  Sit on more than six public company boards; or

      3.4. Are CEOs of public companies who sit on the boards of more than two public companies besides their own--withhold only at their outside boards(5).


4. INDEPENDENCE

Vote against or withhold from Inside Directors and Affiliated Outside Directors (per the Categorization of Directors) when:

      4.1. The inside or affiliated outside director serves on any of the three key committees: audit, compensation, or nominating;

      4.2. The company lacks an audit, compensation, or nominating committee so that the full board functions as that committee;

      4.3. The company lacks a formal nominating committee, even if the board attests that the independent directors fulfill the functions of such a committee; or

      4.4.  Independent directors make up less than a majority of the directors.


--------
4 For new nominees only, schedule conflicts due to commitments made prior to their appointment to the board are considered if disclosed in the proxy or another SEC filing.

5 Although all of a CEO's subsidiary boards will be counted as separate boards, ISS will not recommend a withhold vote from the CEO of a parent company board or any of the controlled (>50 percent ownership) subsidiaries of that parent, but may do so at subsidiaries that are less than 50 percent controlled and boards outside the parent/subsidiary relationships.

INDEPENDENT CHAIR (SEPARATE CHAIR/CEO)

GENERAL RECOMMENDATION: Generally vote for shareholder proposals requiring that the chairman's position be filled by an independent director, taking into consideration the following:

      o   The scope of the proposal;

      o   The company's current board leadership structure;

      o   The company's governance structure and practices;

      o   Company performance; and

      o   Any other relevant factors that may be applicable.

PROXY ACCESS

ISS supports proxy access as an important shareholder right, one that is complementary to other best-practice corporate governance features. However, in the absence of a uniform standard, proposals to enact proxy access may vary widely; as such, ISS is not setting forth specific parameters at this time and will take a case-by-case approach in evaluating these proposals.

GENERAL RECOMMENDATION: Vote case-by-case on proposals to enact proxy access, taking into account, among other factors:

      o   Company-specific factors; and

      o   Proposal-specific factors, including:

            - The ownership thresholds proposed in the resolution (i.e., percentage and duration);

            - The maximum proportion of directors that shareholders may nominate each year; and

            - The method of determining which nominations should appear on the ballot if multiple shareholders submit nominations.

PROXY CONTESTS--VOTING FOR DIRECTOR NOMINEES IN CONTESTED ELECTIONS

GENERAL RECOMMENDATION: Vote case-by-case on the election of directors in contested elections, considering the following factors:

      o Long-term financial performance of the target company relative to its industry;

      o   Management's track record;

      o   Background to the proxy contest;

      o   Nominee qualifications and any compensatory agreements;

      o Strategic plan of dissident slate and quality of critique against management;

      o Likelihood that the proposed goals and objectives can be achieved (both slates);

      o   Stock ownership positions.

When the addition of shareholder nominees to the management card ("proxy access nominees") results in a number of nominees on the management card which exceeds the number of seats available for election, vote case-by-case considering the same factors listed above.

1.    SHAREHOLDER RIGHTS & DEFENSES

LITIGATION RIGHTS (INCLUDING EXCLUSIVE VENUE AND FEE-SHIFTING BYLAW PROVISIONS)

Bylaw provisions impacting shareholders' ability to bring suit against the company may include exclusive venue provisions, which provide that the state of incorporation shall be the sole venue for certain types of litigation, and fee-shifting provisions that require a shareholder who sues a company unsuccessfully to pay all litigation expenses of the defendant corporation.

GENERAL RECOMMENDATION: Vote case-by-case on bylaws which impact shareholders' litigation rights, taking into account factors such as:

      o   The company's stated rationale for adopting such a provision;

      o Disclosure of past harm from shareholder lawsuits in which plaintiffs were unsuccessful or shareholder lawsuits outside the jurisdiction of incorporation;

      o The breadth of application of the bylaw, including the types of lawsuits to which it would apply and the definition of key terms; and

      o Governance features such as shareholders' ability to repeal the provision at a later date (including the vote standard applied when shareholders attempt to amend the bylaws) and their ability to hold directors accountable through annual director elections and a majority vote standard in uncontested elections.

Generally vote against bylaws that mandate fee-shifting whenever plaintiffs are not completely successful on the merits (i.e., in cases where the plaintiffs are partially successful).

Unilateral adoption by the board of bylaw provisions which affect shareholders' litigation rights will be evaluated under ISS' policy on Unilateral Bylaw/Charter Amendments.

CAPITAL/RESTRUCTURING

COMMON STOCK AUTHORIZATION

GENERAL RECOMMENDATION: Vote for proposals to increase the number of authorized common shares where the primary purpose of the increase is to issue shares in connection with a transaction on the same ballot that warrants support.

Vote against proposals at companies with more than one class of common stock to increase the number of authorized shares of the class of common stock that has superior voting rights.

Vote against proposals to increase the number of authorized common shares if a vote for a reverse stock split on the same ballot is warranted despite the fact that the authorized shares would not be reduced proportionally.

Vote case-by-case on all other proposals to increase the number of shares of common stock authorized for issuance. Take into account company-specific factors that include, at a minimum, the following:

      o   Past Board Performance:

          -   The company's use of authorized shares during the last three years

      o   The Current Request:

          - Disclosure in the proxy statement of the specific purposes of the proposed increase;

          - Disclosure in the proxy statement of specific and severe risks to shareholders of not approving the request; and

          - The dilutive impact of the request as determined by an allowable increase calculated by ISS (typically 100 percent of existing authorized shares) that reflects the company's need for shares and total shareholder returns.

PREFERRED STOCK AUTHORIZATION

GENERAL RECOMMENDATION: Vote for proposals to increase the number of authorized preferred shares where the primary purpose of the increase is to issue shares in connection with a transaction on the same ballot that warrants support.

Vote against proposals at companies with more than one class or series of preferred stock to increase the number of authorized shares of the class or series of preferred stock that has superior voting rights.

Vote case-by-case on all other proposals to increase the number of shares of preferred stock authorized for issuance. Take into account company-specific factors that include, at a minimum, the following:

      o   Past Board Performance:

          - The company's use of authorized preferred shares during the last three years;

      o   The Current Request:

          - Disclosure in the proxy statement of the specific purposes for the proposed increase;

          - Disclosure in the proxy statement of specific and severe risks to shareholders of not approving the request;

          - In cases where the company has existing authorized preferred stock, the dilutive impact of the request as determined by an allowable increase calculated by ISS (typically 100 percent of existing authorized shares) that reflects the company's need for shares and total shareholder returns; and

          - Whether the shares requested are blank check preferred shares that can be used for antitakeover purposes.

MERGERS AND ACQUISITIONS

GENERAL RECOMMENDATION: Vote case-by-case on mergers and acquisitions. Review and evaluate the merits and drawbacks of the proposed transaction, balancing various and sometimes countervailing factors including:

      o Valuation - Is the value to be received by the target shareholders (or paid by the acquirer) reasonable? While the fairness opinion may provide an initial starting point for assessing valuation reasonableness, emphasis is placed on the offer premium, market reaction and strategic rationale.

      o Market reaction - How has the market responded to the proposed deal? A negative market reaction should cause closer scrutiny of a deal.

      o Strategic rationale - Does the deal make sense strategically? From where is the value derived? Cost and revenue synergies should not be overly aggressive or optimistic, but reasonably achievable. Management should also have a favorable track record of successful integration of historical acquisitions.

      o Negotiations and process - Were the terms of the transaction negotiated at arm's-length? Was the process fair and equitable? A fair process helps to ensure the best price for shareholders. Significant negotiation "wins" can also signify the deal makers' competency. The comprehensiveness of the sales process (e.g., full auction, partial auction, no auction) can also affect shareholder value.

      o Conflicts of interest - Are insiders benefiting from the transaction disproportionately and inappropriately as compared to non-insider shareholders? As the result of potential conflicts, the directors and officers of the company may be more likely to vote to approve a merger than if they did not hold these interests. Consider whether these interests may have influenced these directors and officers to support or recommend the merger. The CIC figure presented in the "ISS Transaction Summary" section of this report is an aggregate figure that can in certain cases be a misleading indicator of the true value transfer from shareholders to insiders. Where such figure appears to be excessive, analyze the underlying assumptions to determine whether a potential conflict exists.

      o Governance - Will the combined company have a better or worse governance profile than the current governance profiles of the respective parties to the transaction? If the governance profile is to change for the worse, the burden is on the company to prove that other issues (such as valuation) outweigh any deterioration in governance.

COMPENSATION

Executive Pay Evaluation

Underlying all evaluations are five global principles that most investors expect corporations to adhere to in designing and administering executive and director compensation programs:

      1. Maintain appropriate pay-for-performance alignment, with emphasis on long-term shareholder value: This principle encompasses overall executive pay practices, which must be designed to attract, retain, and appropriately motivate the key employees who drive shareholder value creation over the long term. It will take into consideration, among other factors, the link between pay and performance; the mix between fixed and variable pay; performance goals; and equity-based plan costs;

      2. Avoid arrangements that risk "pay for failure": This principle addresses the appropriateness of long or indefinite contracts, excessive severance packages, and guaranteed compensation;

      3. Maintain an independent and effective compensation committee: This principle promotes oversight of executive pay programs by directors with appropriate skills, knowledge, experience, and a sound process for compensation decision-making (e.g., including access to independent expertise and advice when needed);

      4. Provide shareholders with clear, comprehensive compensation disclosures: This principle underscores the importance of informative and timely disclosures that enable shareholders to evaluate executive pay practices fully and fairly;

      5. Avoid inappropriate pay to non-executive directors: This principle recognizes the interests of shareholders in ensuring that compensation to outside directors does not compromise their independence and ability to make appropriate judgments in overseeing managers' pay and performance. At the market level, it may incorporate a variety of generally accepted best practices.

ADVISORY VOTES ON EXECUTIVE COMPENSATION--MANAGEMENT PROPOSALS (MANAGEMENT SAY-ON-PAY)

GENERAL RECOMMENDATION: Vote case-by-case on ballot items related to executive pay and practices, as well as certain aspects of outside director compensation.

Vote against Advisory Votes on Executive Compensation (Management
Say-on-Pay--MSOP) if:

      o There is a significant misalignment between CEO pay and company performance (pay for performance);

      o   The company maintains significant problematic pay practices;

      o The board exhibits a significant level of poor communication and responsiveness to shareholders.

Vote against or withhold from the members of the Compensation Committee and potentially the full board if:

      o There is no MSOP on the ballot, and an against vote on an MSOP is warranted due to a pay for performance misalignment, problematic pay practices, or the lack of adequate responsiveness on compensation issues raised previously, or a combination thereof;

      o The board fails to respond adequately to a previous MSOP proposal that received less than 70 percent support of votes cast;

      o The company has recently practiced or approved problematic pay practices, including option repricing or option backdating; or

      o   The situation is egregious.

PRIMARY EVALUATION FACTORS FOR EXECUTIVE PAY

Pay-for-Performance Evaluation

ISS annually conducts a pay-for-performance analysis to identify strong or satisfactory alignment between pay and performance over a sustained period. With respect to companies in the Russell 3000 or Russell 3000E Indices(6), this analysis considers the following:

      1.    Peer Group(7) Alignment:

              o The degree of alignment between the company's annualized TSR rank and the CEO's annualized total pay rank within a peer group, each measured over a three-year period.

              o The multiple of the CEO's total pay relative to the peer group median.

      2. Absolute Alignment - the absolute alignment between the trend in CEO pay and company TSR over the prior five fiscal years - i.e., the difference between the trend in annual pay changes and the trend in annualized TSR during the period.

If the above analysis demonstrates significant unsatisfactory long-term pay-for-performance alignment or, in the case of companies outside the Russell indices, misaligned pay and performance are otherwise suggested, our analysis may include any of the following qualitative factors, as relevant to evaluating how various pay elements may work to encourage or to undermine long-term value creation and alignment with shareholder interests:

      o   The ratio of performance- to time-based equity awards;

      o   The overall ratio of performance-based compensation;

      o   The completeness of disclosure and rigor of performance goals;

      o   The company's peer group benchmarking practices;

      o Actual results of financial/operational metrics, such as growth in revenue, profit, cash flow, etc., both absolute and relative to peers;

      o Special circumstances related to, for example, a new CEO in the prior FY or anomalous equity grant practices (e.g., bi-annual awards);

      o   Realizable pay(9) compared to grant pay; and

      o   Any other factors deemed relevant.

Problematic Pay Practices

The focus is on executive compensation practices that contravene the global pay principles, including:

      o Problematic practices related to non-performance-based compensation elements;

      o   Incentives that may motivate excessive risk-taking; and

      o   Options Backdating.


--------
6 The Russell 3000E Index includes approximately 4,000 of the largest U.S. equity securities.

7 The revised peer group is generally comprised of 14-24 companies that are selected using market cap, revenue (or assets for certain financial firms), GICS industry group, and company's selected peers' GICS industry group, with size constraints, via a process designed to select peers that are comparable to the subject company in terms of revenue/assets and industry, and also within a market cap bucket that is reflective of the company's. For Oil, Gas & Consumable Fuels companies, market cap is the only size determinant.

8 Only Russell 3000 Index companies are subject to the Absolute Alignment analysis.

9   ISS research reports include realizable pay for S&P 1500 companies.

Problematic Pay Practices related to Non-Performance-Based Compensation Elements

Pay elements that are not directly based on performance are generally evaluated case-by-case considering the context of a company's overall pay program and demonstrated pay-for-performance philosophy. Please refer to ISS' Compensation FAQ document for detail on specific pay practices that have been identified as potentially problematic and may lead to negative recommendations if they are deemed to be inappropriate or unjustified relative to executive pay best practices. The list below highlights the problematic practices that carry significant weight in this overall consideration and may result in adverse vote recommendations:

      o Repricing or replacing of underwater stock options/SARS without prior shareholder approval (including cash buyouts and voluntary surrender of underwater options);

      o Excessive perquisites or tax gross-ups, including any gross-up related to a secular trust or restricted stock vesting;

      o   New or extended agreements that provide for:

          - CIC payments exceeding 3 times base salary and average/target/most recent bonus;

          - CIC severance payments without involuntary job loss or substantial diminution of duties ("single" or "modified single" triggers);

          - CIC payments with excise tax gross-ups (including "modified" gross-ups).

Incentives that may Motivate Excessive Risk-Taking

      o   Multi-year guaranteed bonuses;

      o A single or common performance metric used for short- and long-term plans;

      o   Lucrative severance packages;

      o   High pay opportunities relative to industry peers;

      o   Disproportionate supplemental pensions; or

      o Mega annual equity grants that provide unlimited upside with no downside risk.

Factors that potentially mitigate the impact of risky incentives include rigorous claw-back provisions and robust stock ownership/holding guidelines.

Options Backdating

The following factors should be examined case-by-case to allow for distinctions to be made between "sloppy" plan administration versus deliberate action or fraud:

      o Reason and motive for the options backdating issue, such as inadvertent vs. deliberate grant date changes;

      o   Duration of options backdating;

      o   Size of restatement due to options backdating;

      o Corrective actions taken by the board or compensation committee, such as canceling or re-pricing backdated options, the recouping of option gains on backdated grants; and

      o Adoption of a grant policy that prohibits backdating, and creates a fixed grant schedule or window period for equity grants in the future.

Compensation Committee Communications and Responsiveness

Consider the following factors case-by-case when evaluating ballot items related to executive pay on the board's responsiveness to investor input and engagement on compensation issues:

      o Failure to respond to majority-supported shareholder proposals on executive pay topics; or

      o Failure to adequately respond to the company's previous say-on-pay proposal that received the support of less than 70 percent of votes cast, taking into account:

          -   The company's response, including:

              o Disclosure of engagement efforts with major institutional investors regarding the issues that contributed to the low level of support;

              o Specific actions taken to address the issues that contributed to the low level of support;

              o   Other recent compensation actions taken by the company;

          -   Whether the issues raised are recurring or isolated;

          -   The company's ownership structure; and

          - Whether the support level was less than 50 percent, which would warrant the highest degree of responsiveness.

EQUITY-BASED AND OTHER INCENTIVE PLANS

GENERAL RECOMMENDATION: Vote case-by-case on certain equity-based compensation plans(10) depending on a combination of certain plan features and equity grant practices, where positive factors may counterbalance negative factors, and vice versa, as evaluated using an "equity plan scorecard" (EPSC) approach with three pillars:

      o Plan Cost: The total estimated cost of the company's equity plans relative to industry/market cap peers, measured by the company's estimated Shareholder Value Transfer (SVT) in relation to peers and considering both:

            - SVT based on new shares requested plus shares remaining for future grants, plus outstanding unvested/unexercised grants; and

            - SVT based only on new shares requested plus shares remaining for future grants.

      o   Plan Features:

            - Automatic single-triggered award vesting upon a change in control (CIC);

            -   Discretionary vesting authority;

            -   Liberal share recycling on various award types;

            -   Lack of minimum vesting period for grants made under the plan.

      o   Grant Practices:

            - The company's three year burn rate relative to its industry/market cap peers;

            - Vesting requirements in most recent CEO equity grants (3-year look-back);

            - The estimated duration of the plan (based on the sum of shares remaining available and the new shares requested, divided by the average annual shares granted in the prior three years);

            - The proportion of the CEO's most recent equity grants/awards subject to performance conditions;

            -   Whether the company maintains a claw-back policy;

            - Whether the company has established post exercise/vesting share-holding requirements.

------

10 Proposals evaluated under the EPSC policy generally include those to approve or amend (1) stock option plans for employees and/or employees and directors, (2) restricted stock plans for employees and/or employees and directors, and (3) omnibus stock incentive plans for employees and/or employees and directors.

Generally vote against the plan proposal if the combination of above factors indicates that the plan is not, overall, in shareholders' interests, or if any of the following egregious factors apply:

      o Awards may vest in connection with a liberal change-of-control definition;

      o The plan would permit repricing or cash buyout of underwater options without shareholder approval (either by expressly permitting it - for NYSE and Nasdaq listed companies -- or by not prohibiting it when the company has a history of repricing - for non-listed companies);

      o The plan is a vehicle for problematic pay practices or a significant pay-for-performance disconnect under certain circumstances; or

      o Any other plan features are determined to have a significant negative impact on shareholder interests.

SOCIAL/ENVIRONMENTAL ISSUES

GLOBAL APPROACH

Issues covered under the policy include a wide range of topics, including consumer and product safety, environment and energy, labor standards and human rights, workplace and board diversity, and corporate political issues. While a variety of factors goes into each analysis, the overall principle guiding all vote recommendations focuses on how the proposal may enhance or protect shareholder value in either the short or long term.

GENERAL RECOMMENDATION: Generally vote case-by-case, taking into consideration whether implementation of the proposal is likely to enhance or protect shareholder value, and, in addition, the following will also be considered:

      o If the issues presented in the proposal are more appropriately or effectively dealt with through legislation or government regulation;

      o If the company has already responded in an appropriate and sufficient manner to the issue(s) raised in the proposal;

      o Whether the proposal's request is unduly burdensome (scope or timeframe) or overly prescriptive;

      o The company's approach compared with any industry standard practices for addressing the issue(s) raised by the proposal;

      o If the proposal requests increased disclosure or greater transparency, whether or not reasonable and sufficient information is currently available to shareholders from the company or from other publicly available sources; and

      o If the proposal requests increased disclosure or greater transparency, whether or not implementation would reveal proprietary or confidential information that could place the company at a competitive disadvantage.

CLIMATE CHANGE/GREENHOUSE GAS (GHG) EMISSIONS

GENERAL RECOMMENDATION: Generally vote for resolutions requesting that a company disclose information on the impact of climate change on its operations and investments, considering:

      o Whether the company already provides current, publicly-available information on the impacts that climate change may have on the company as well as associated company policies and procedures to address related risks and/or opportunities;

      o The company's level of disclosure is at least comparable to that of industry peers; and

      o There are no significant controversies, fines, penalties, or litigation associated with the company's environmental performance.

Generally vote for proposals requesting a report on greenhouse gas (GHG) emissions from company operations and/or products and operations, unless:

      o The company already discloses current, publicly-available information on the impacts that GHG emissions may have on the company as well as associated company policies and procedures to address related risks and/or opportunities;

      o The company's level of disclosure is comparable to that of industry peers; and

      o There are no significant, controversies, fines, penalties, or litigation associated with the company's GHG emissions.

Vote case-by-case on proposals that call for the adoption of GHG reduction goals from products and operations, taking into account:

      o Whether the company provides disclosure of year-over-year GHG emissions performance data;

      o   Whether company disclosure lags behind industry peers;

      o   The company's actual GHG emissions performance;

      o The company's current GHG emission policies, oversight mechanisms, and related initiatives; and

      o Whether the company has been the subject of recent, significant violations, fines, litigation, or controversy related to GHG emissions.

POLITICAL ACTIVITIES

LOBBYING

GENERAL RECOMMENDATION: Vote case-by-case on proposals requesting information on a company's lobbying (including direct, indirect, and grassroots lobbying) activities, policies, or procedures, considering:

      o The company's current disclosure of relevant lobbying policies, and management and board oversight;

      o The company's disclosure regarding trade associations or other groups that it supports, or is a member of, that engage in lobbying activities; and

      o Recent significant controversies, fines, or litigation regarding the company's lobbying-related activities.

POLITICAL CONTRIBUTIONS

GENERAL RECOMMENDATION: Generally vote for proposals requesting greater disclosure of a company's political contributions and trade association spending policies and activities, considering:


      o The company's policies, and management and board oversight related to its direct political contributions and payments to trade associations or other groups that may be used for political purposes;

      o The company's disclosure regarding its support of, and participation in, trade associations or other groups that may make political contributions; and

      o Recent significant controversies, fines, or litigation related to the company's political contributions or political activities.

Vote against proposals barring a company from making political contributions. Businesses are affected by legislation at the federal, state, and local level; barring political contributions can put the company at a competitive disadvantage.

Vote against proposals to publish in newspapers and other media a company's political contributions. Such publications could present significant cost to the company without providing commensurate value to shareholders.

POLITICAL TIES

GENERAL RECOMMENDATION: Generally vote against proposals asking a company to affirm political nonpartisanship in the workplace, so long as:

      o There are no recent, significant controversies, fines, or litigation regarding the company's political contributions or trade association spending; and

      o The company has procedures in place to ensure that employee contributions to company-sponsored political action committees (PACs) are strictly voluntary and prohibit coercion.

Vote against proposals asking for a list of company executives, directors, consultants, legal counsels, lobbyists, or investment bankers that have prior government service and whether such service had a bearing on the business of the company. Such a list would be burdensome to prepare without providing any meaningful information to shareholders.





This document and all of the information contained in it, including without limitation all text, data, graphs, and charts (collectively, the "Information") is the property of Institutional Shareholder Services Inc. (ISS), its subsidiaries, or, in some cases third party suppliers.

The Information has not been submitted to, nor received approval from, the United States Securities and Exchange Commission or any other regulatory body. None of the Information constitutes an offer to sell (or a solicitation of an offer to buy), or a promotion or recommendation of, any security, financial product or other investment vehicle or any trading strategy, and ISS does not endorse, approve, or otherwise express any opinion regarding any issuer, securities, financial products or instruments or trading strategies.

The user of the Information assumes the entire risk of any use it may make or permit to be made of the Information.

ISS MAKES NO EXPRESS OR IMPLIED WARRANTIES OR REPRESENTATIONS WITH RESPECT TO THE INFORMATION AND EXPRESSLY DISCLAIMS ALL IMPLIED WARRANTIES (INCLUDING, WITHOUT LIMITATION, ANY IMPLIED WARRANTIES OF ORIGINALITY, ACCURACY, TIMELINESS, NON-INFRINGEMENT, COMPLETENESS, MERCHANTABILITY, AND FITNESS for A PARTICULAR PURPOSE) WITH RESPECT TO ANY OF THE INFORMATION.

Without limiting any of the foregoing and to the maximum extent permitted by law, in no event shall ISS have any liability regarding any of the Information for any direct, indirect, special, punitive, consequential (including lost profits), or any other damages even if notified of the possibility of such damages. The foregoing shall not exclude or limit any liability that may not by applicable law be excluded or limited.

                                   APPENDIX B


                           CREDIT RATING DEFINITIONS

Standard & Poor's
-----------------

      A Standard & Poor's issue credit rating is a forward-looking opinion about the creditworthiness of an obligor with respect to a specific financial obligation, a specific class of financial obligations, or a specific financial program (including ratings on medium-term note programs and commercial paper programs). It takes into consideration the creditworthiness of guarantors, insurers, or other forms of credit enhancement on the obligation and takes into account the currency in which the obligation is denominated. The opinion reflects Standard & Poor's view of the obligor's capacity and willingness to meet its financial commitments as they come due, and may assess terms, such as collateral security and subordination, which could affect ultimate payment in the event of default.

LONG-TERM ISSUE CREDIT RATINGS

      Issue credit ratings are based, in varying degrees, on the following considerations:

      1. Likelihood of payment: capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation;

      2. Nature of and provisions of the obligation and the promise S&P imputes;

      3. Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

            The issue rating definitions are an assessment of default risk, but may incorporate an assessment of relative seniority or ultimate recovery in the event of default. Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy, as noted above. (Such differentiation may apply when an entity has both senior and subordinated obligations, secured and unsecured obligations, or operating company and holding company obligations.)

            AAA. An obligation rated "AAA" has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

            AA. An obligation rated "AA" differs from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

            A. An obligation rated "A" is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

            BBB. An obligation rated "BBB" exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

            Obligations rated "BB," "B," "CCC," "CC" and "C" are regarded as having significant speculative characteristics. "BB" indicates the least degree of speculation and "C" the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

            BB. An obligation rated "BB" is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

            B. An obligation rated "B" is more vulnerable to nonpayment than obligations rated "BB," but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

            CCC. An obligation rated "CCC" is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

            CC. An obligation rated "CC" is currently highly vulnerable to nonpayment. The "CC" rating is used when a default has not yet occurred but S&P expects default to be a virtual certainty regardless of the anticipated time to default.

            C. An obligation rated "C" is currently highly vulnerable to nonpayment and the obligation is expected to have lower relative seniority or lower ultimate recovery compared to obligations that are rated higher.

            D. An obligation rated "D" is in default or in breach of an imputed promise. For non-hybrid capital instruments, the "D" rating category is used when payments on an obligation are not made on the date due unless S&P believes that such payments will be made within five business days in the absence of a stated grace period or within the earlier of the stated grace period or 30 calendar days. The "D" rating also will be used upon the filing of a bankruptcy petition or the taking of similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. An obligation's rating is lowered to 'D' if it is subject to a distressed exchange offer.

            Plus(+) or Minus(-): The ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

            Moody's Investors Service, Inc.
            -------------------------------

            A brief description of the applicable Moody's Investors Service, Inc. ("Moody's") rating symbols and their meanings (as published by Moody's) follows.

            Ratings assigned on Moody's global long-term and short-term rating scales are forward-looking opinions of the relative credit risks of financial obligations issued by non-financial corporates, financial institutions, structured finance vehicles, project finance vehicles, and public sector entities. Long-term ratings are assigned to issuers or obligations with an original maturity of one year or more and reflect both on the likelihood of a default on contractually promised payments and the expected financial loss suffered in the event of default. Short-term ratings are assigned to obligations with an original maturity of thirteen months or less and reflect the likelihood of a default on contractually promised payments.

            Long-Term Obligation Ratings

            Aaa Obligations rated Aaa are judged to be of the highest quality, subject to the lowest level of credit risk.

            Aa Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

            A Obligations rated A are judged to be upper-medium grade and are subject to low credit risk.

            Baa Obligations rated Baa are judged to be medium-grade and subject to moderate credit risk and as such may possess certain speculative characteristics.

            Ba Obligations rated Ba are judged to be speculative and are subject to substantial credit risk.

            B Obligations rated B are considered speculative and are subject to high credit risk.

            Caa Obligations rated Caa are judged to be speculative of poor standing and are subject to very high credit risk.

            Ca Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

            C Obligations rated C are the lowest rated and are typically in default, with little prospect for recovery of principal or interest.

            Note: Moody's appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

            Fitch Ratings
            -------------

            A brief description of the applicable Fitch Ratings ("Fitch") ratings symbols and meanings (as published by Fitch) follows:

            Fitch's credit ratings provide an opinion on the relative ability of an entity to meet financial commitments, such as interest, preferred dividends, repayment of principal, insurance claims or counterparty obligations. Credit ratings are used by investors as indications of the likelihood of receiving the money owed to them in accordance with the terms on which they invested. The agency's credit ratings cover the global spectrum of corporate, sovereign (including supranational and sub-national), financial, bank, insurance, municipal and other public finance entities and the securities or other obligations they issue, as well as structured finance securities backed by receivables or other financial assets.

            The terms "investment grade" and "speculative grade" have established themselves over time as shorthand to describe the categories 'AAA' to 'BBB' (investment grade) and 'BB' to 'D' (speculative grade). The terms "investment grade" and "speculative grade" are market conventions, and do not imply any recommendation or endorsement of a specific security for investment purposes. "Investment grade" categories indicate relatively low to moderate credit risk, while ratings in the "speculative" categories either signal a higher level of credit risk or that a default has already occurred.

            A designation of "Not Rated" or "NR" is used to denote securities not rated by Fitch where Fitch has rated some, but not all, securities comprising an issuance capital structure.

            Credit ratings express risk in relative rank order, which is to say they are ordinal measures of credit risk and are not predictive of a specific frequency of default or loss.

            Fitch's credit ratings do not directly address any risk other than credit risk. In particular, ratings do not deal with the risk of a market value loss on a rated security due to changes in interest rates, liquidity and other market considerations. However, in terms of payment obligation on the rated liability, market risk may be considered to the extent that it influences the ability of an issuer to pay upon a commitment. Ratings nonetheless do not reflect market risk to the extent that they influence the size or other conditionality of the obligation to pay upon a commitment (for example, in the case of index-linked bonds).

            In the default components of ratings assigned to individual obligations or instruments, the agency typically rates to the likelihood of non-payment or default in accordance with the terms of that instrument's documentation. In limited cases, Fitch may include additional considerations (i.e. rate to a higher or lower standard than that implied in the obligation's documentation). In such cases, the agency will make clear the assumptions underlying the agency's opinion in the accompanying rating commentary.

                        International Long-Term Ratings

            Issuer Credit Rating Scales

            AAA Highest credit quality. 'AAA' ratings denote the lowest expectation of default risk. They are assigned only in cases of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

            AA Very high credit quality. 'AA' ratings denote expectations of very low default risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

            A High credit quality. 'A' ratings denote expectations of low default risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.

            BBB Good credit quality. 'BBB' ratings indicate that expectations of default risk are currently low. The capacity for payment of financial commitments is considered adequate but adverse business or economic conditions are more likely to impair this capacity.

            BB Speculative. 'BB' ratings indicate an elevated vulnerability to default risk, particularly in the event of adverse changes in business or economic conditions over time; however, business or financial flexibility exists which supports the servicing of financial commitments.

            B Highly speculative. 'B' ratings indicate that material default risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is vulnerable to deterioration in the business and economic environment.

            CCC Substantial credit risk. Default is a real possibility.

            CC Very high levels of credit risk. Default of some kind appears probable.

            C Exceptionally high levels of credit risk. Default is imminent or inevitable, or the issuer is in standstill. Conditions that are indicative of a 'C' category rating for an issuer include:

            o the issuer has entered into a grace or cure period following non-payment of a material financial obligation;

            o the issuer has entered into a temporary negotiated waiver or standstill agreement following a payment default on a material financial obligation; or

            o Fitch otherwise believes a condition of 'RD' or 'D' to be imminent or inevitable, including through the formal announcement of a distressed debt exchange.

            RD Restricted default. 'RD' ratings indicate an issuer that in Fitch's opinion has experienced an uncured payment default on a bond, loan or other material financial obligation but which has not entered into bankruptcy filings, administration, receivership, liquidation or other formal winding-up procedure, and which has not otherwise ceased operating. This would include:

            o the selective payment default on a specific class or currency of debt;

            o the uncured expiry of any applicable grace period, cure period or default forbearance period following a payment default on a bank loan, capital markets security or other material financial obligation;

            o the extension of multiple waivers or forbearance periods upon a payment default on one or more material financial obligations, either in series or in parallel; or

            o execution of a distressed debt exchange on one or more material financial obligations.

            D Default. 'D' ratings indicate an issuer that in Fitch's opinion has entered into bankruptcy filings, administration, receivership, liquidation or other formal winding-up procedure, or which has otherwise ceased business.

            Default ratings are not assigned prospectively to entities or their obligations; within this context, non-payment on an instrument that contains a deferral feature or grace period will generally not be considered a default until after the expiration of the deferral or grace period, unless a default is otherwise driven by bankruptcy or other similar circumstance, or by a distressed debt exchange.

            "Imminent" default typically refers to the occasion where a payment default has been intimated by the issuer, and is all but inevitable. This may, for example, be where an issuer has missed a scheduled payment, but (as is typical) has a grace period during which it may cure the payment default. Another alternative would be where an issuer has formally announced a distressed debt exchange, but the date of the exchange still lies several days or weeks in the immediate future.

            In all cases, the assignment of a default rating reflects the agency's opinion as to the most appropriate rating category consistent with the rest of its universe of ratings, and may differ from the definition of default under the terms of an issuer's financial obligations or local commercial practice

                      First Trust Variable Insurance Trust
                           PART C - OTHER INFORMATION

ITEM 28.     EXHIBITS


EXHIBIT NO.  DESCRIPTION

      (a)    (1) Declaration of Trust of the Registrant (1)

             (2) Amended and Restated Establishment and Designation of
             Series (7)

      (b)    By-Laws of the Registrant. (3)

      (c)    Not Applicable.

      (d)    (1) Investment Management Agreement. (4)

             (2) Expense reimbursement, Fee Waiver and Recovery Agreement. (5)

             (3) Sub-Advisory Agreement between the Registrant and Energy Income Partners, LLC. (5)

             (4) Sub-Advisory Agreement between the Registrant and Stonebridge Advisors LLC. (5)

             (5) Investment Management Agreement. (8)

             (6) Expense reimbursement, Fee Waiver and Recovery Agreement. (8)

      (e)    (1) Distribution Agreement. (4)

             (2) Amended Appendix A to the Distribution Agreement. (8)

      (f)    Not Applicable.

      (g) (1) Custody Agreement between the Registrant and The Bank of New York Mellon Corporation. (3)

             (2) Amended Schedule II to the Custody Agreement. (9)

      (h) (1) Transfer Agency Agreement between the Registrant and BNY Mellon Investment Servicing (US) Inc. (4)

             (2) Administration and Accounting Services Agreement between the Registrant and BNY Mellon Investment Servicing (US) Inc. (3)

             (3) Subscription Agreement. (3)

             (4) Amended Schedule B to the Transfer Agency Agreement. (9)

             (5) Amended Exhibit A to the Administration and Accounting Services Agreement. (9)

             (6) Sublicense Agreement. (8)

      (i)    (1) Opinion and Consent of Morgan, Lewis & Bockius LLP. (8)

             (2) Opinion and Consent of Chapman and Cutler LLP. (8)

      (j)    Not Applicable.

      (k)    Not Applicable.

      (l)    Not Applicable.

      (m)    (1) 12b-1 Service Plan. (5)

             (2) Amended Schedule A to the 12b-1 Service Plan. (8)

      (n)    Rule 18f-3 Plan. (5)

      (o)    Not Applicable.

      (p) (1) First Trust Advisors L.P., First Trust Portfolios L.P. Code of Ethics, amended on July 1, 2013. (6)

             (2) First Trust Funds Code of Ethics, amended on October 30, 2013. (6)

      (q) Powers of Attorney for Messrs. Bowen, Erickson, Kadlec and Keith authorizing James A. Bowen, Mark R. Bradley, W. Scott Jardine, Kristi A. Maher and Eric F. Fess to execute the Registration Statement. (2)

-------------

(1) Incorporated by reference to the Registrant's Registration Statement on Form N-1A (File No. 333-178767) filed on December 27, 2011.

(2) Incorporated by reference to the Registrant's Registration Statement on Form N-1A (File No. 333-178767) filed on April 11, 2012.

(3) Incorporated by reference to the Registrant's Registration Statement on Form N-1A (File No. 333-178767) filed on April 13, 2012.

(4) Incorporated by reference to the Registrant's Registration Statement on Form N-1A (File No. 333-178767) filed on April 23, 2012.

(5) Incorporated by reference to the Registrant's Registration Statement on Form N-1A (File No. 333-178767) filed on April 24, 2014.

(6) Incorporated by reference to the Registrant's Registration Statement on Form N-1A (File No. 333-178767) filed on May 1, 2014.

(7) Incorporated by reference to the Registrant's Registration Statement on Form N-1A (File No. 333-178767) filed on July 16, 2015.

(8)   Filed herewith.

(9)   To be filed by amendment.


ITEM 29.     PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

      Not Applicable.


ITEM 30.     INDEMNIFICATION

      Section 9.5 of the Registrant's Declaration of Trust provides as follows:

      Section 9.5. Indemnification and Advancement of Expenses. Subject to the exceptions and limitations contained in this Section 9.5, every person who is, or has been, a Trustee, officer, or employee of the Trust, including persons who serve at the request of the Trust as directors, trustees, officers, employees or agents of another organization in which the Trust has an interest as a shareholder, creditor or otherwise (hereinafter referred to as a "Covered Person"), shall be indemnified by the Trust to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him or in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been such a Trustee, director, officer, employee or agent and against amounts paid or incurred by him in settlement thereof.

      No indemnification shall be provided hereunder to a Covered Person to the extent such indemnification is prohibited by applicable federal law.

      The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be such a Covered Person and shall inure to the benefit of the heirs, executors and administrators of such a person.

      Subject to applicable federal law, expenses of preparation and presentation of a defense to any claim, action, suit or proceeding subject to a claim for indemnification under this Section 9.5 shall be advanced by the Trust prior to final disposition thereof upon receipt of an undertaking by or on behalf of the recipient to repay such amount if it is ultimately determined that he is not entitled to indemnification under this Section 9.5.

      To the extent that any determination is required to be made as to whether a Covered Person engaged in conduct for which indemnification is not provided as described herein, or as to whether there is reason to believe that a Covered Person ultimately will be found entitled to indemnification, the Person or Persons making the determination shall afford the Covered Person a rebuttable presumption that the Covered Person has not engaged in such conduct and that there is reason to believe that the Covered Person ultimately will be found entitled to indemnification.

      As used in this Section 9.5, the words "claim," "action," "suit" or "proceeding" shall apply to all claims, demands, actions, suits, investigations, regulatory inquiries, proceedings or any other occurrence of a similar nature, whether actual or threatened and whether civil, criminal, administrative or other, including appeals, and the words "liability" and "expenses" shall include without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.


ITEM 31.     BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISER

      First Trust Advisors L.P. ("First Trust"), investment adviser to the Registrant, serves as adviser or sub-adviser to various other open-end and closed-end management investment companies and is the portfolio supervisor of certain unit investment trusts. The principal business of certain of First Trust's principal executive officers involves various activities in connection with the family of unit investment trusts sponsored by First Trust Portfolios L.P. ("FTP"). The principal address for all these investment companies, First Trust, FTP and the persons below is 120 East Liberty Drive, Suite 400, Wheaton, Illinois 60187.

       A description of any business, profession, vocation or employment of a substantial nature in which the officers of First Trust who serve as officers or trustees of the Registrant have engaged during the last two years for his or her account or in the capacity of director, officer, employee, partner or trustee appears under "Management of the Fund" in the Statement of Additional Information. Such information for the remaining senior officers of First Trust appears below:

NAME AND POSITION WITH FIRST TRUST            EMPLOYMENT DURING PAST TWO YEARS

Andrew S. Roggensack, President               Managing Director and President,
                                              First Trust

R. Scott Hall, Managing Director              Managing Director, First Trust

Ronald D. McAlister, Managing Director        Managing Director, First Trust

David G. McGarel, Chief Investment Officer    Managing Director; Senior Vice
and Managing Director                         President, First Trust

Kathleen Brown, Chief Compliance Officer      Chief Compliance Officer and
and Senior Vice President                     Senior Vice President, First Trust

Brian Wesbury, Chief Economist and Senior     Chief Economist and Senior Vice
Vice President                                President, First Trust


ITEM 32.     PRINCIPAL UNDERWRITER

      (a) FTP serves as principal underwriter of the shares of the Registrant, First Trust Exchange-Traded Fund, First Trust Exchange-Traded Fund II, First Trust Exchange-Traded Fund III, First Trust Exchange-Traded Fund IV, First Trust Exchange Traded Fund V, First Trust Exchange Traded Fund VI First Trust Exchange-Traded Fund VII, First Trust Exchange-Traded AlphaDEX(R) Fund, First Trust Variable Insurance Trust and First Trust Series Fund. FTP serves as principal underwriter and depositor of the following investment companies registered as unit investment trusts: the First Trust Combined Series, FT Series (formerly known as the First Trust Special Situations Trust), the First Trust Insured Corporate Trust, the First Trust of Insured Municipal Bonds and the First Trust GNMA.


      (b)   Positions and Offices with Underwriter.

NAME AND PRINCIPAL                        POSITIONS AND OFFICES               POSITIONS AND
BUSINESS ADDRESS*                         WITH UNDERWRITER                    OFFICES WITH FUND

The Charger Corporation                   General Partner                     None

Grace Partners of DuPage L.P.             Limited Partner                     None

James A. Bowen                            Chief Executive Officer and         Trustee and Chairman of the Board
                                          Managing Director

Mark R. Bradley                           Chief Financial Officer, Chief     President and Chief Executive
                                          Operating Officer and Managing     Officer
                                          Director

Frank L. Fichera                          Managing Director                   None

Russell J. Graham                         Managing Director                   None

R. Scott Hall                             Managing Director                   None

W. Scott Jardine                          General Counsel, Secretary and      Secretary
                                          Managing Director

Daniel J. Lindquist                       Managing Director                   Vice President

Ronald D. McAlister                       Managing Director                   None

David G. McGarel                          Managing Director                   None

Richard A. Olson                          Managing Director                   None

Marisa Prestigiacomo                      Managing Director                   None

Andrew S. Roggensack                      President and Managing Director     None

Kristi A. Maher                           Deputy General Counsel              Chief Compliance Officer and
                                                                              Assistant Secretary

* All addresses are
120 East Liberty Drive,
Wheaton, Illinois 60187.

     (c)   Not Applicable.


ITEM 33.     LOCATION OF ACCOUNTS AND RECORDS

      First Trust, 120 East Liberty Drive, Wheaton, Illinois 60187, maintains the Registrant's organizational documents, minutes of meetings, contracts of the Registrant and all advisory material of the investment adviser.


ITEM 34.     MANAGEMENT SERVICES

         Not Applicable.


ITEM 35.     UNDERTAKINGS

      Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized in the City of Wheaton, and State of Illinois, on the 6th day of October, 2015.


                                    FIRST TRUST VARIABLE INSURANCE TRUST

                                    By: /s/ Mark R. Bradley
                                        ----------------------------------------
                                        Mark R. Bradley, Chief Executive Officer

      Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

SIGNATURE                          TITLE                      DATE
                                   President and Chief        October 6, 2015
/s/ Mark R. Bradley                Executive Officer
------------------------------
    Mark R. Bradley
                                   Treasurer, Chief           October 6, 2015
/s/ James M. Dykas                 Financial Officer and
------------------------------     Chief Accounting Officer
    James M. Dykas
                                           )
James A. Bowen*                    Trustee )
                                           )
                                           )
Richard E. Erickson*               Trustee )
                                           )
                                           )
Thomas R. Kadlec*                  Trustee )
                                           )
                                           )
Robert F. Keith*                   Trustee )  BY: /s/ W. Scott Jardine
                                           )     --------------------------
                                           )          W. Scott Jardine
                                           )          Attorney-In-Fact
Niel B. Nielson *                  Trustee )          October 6, 2015
                                           )

* Original powers of attorney authorizing James A. Bowen, W. Scott Jardine, Mark R. Bradley, Eric F. Fess and Kristi A. Maher to execute Registrant's Registration Statement, and Amendments thereto, for each of the trustees of the Registrant on whose behalf this Registration Statement is filed, are incorporated by reference herein.

                               INDEX TO EXHIBITS


(d)  (5) Investment Management Agreement.

     (6) Expense reimbursement, Fee Waiver and Recovery Agreement.

(e)  (2) Amended Appendix A to the Distribution Agreement.

(h)  (6) Sublicense Agreement.

(i)  (1) Opinion and Consent of Morgan, Lewis & Bockius LLP.

     (2) Opinion and Consent of Chapman and Cutler LLP.

(m)  (2) Amended Schedule A to the 12b-1 Service Plan.